USAZ Van Kampen Aggressive Growth Fund

USAZ Strategic Growth Fund

USAZ Alliance Capital Technology Fund

USAZ Templeton Developed Markets Fund

AZOA Global Opportunities Fund

USAZ Alliance Capital Large Cap Growth Fund

USAZ Van Kampen Growth Fund

AZOA Growth Fund

USAZ PIMCO Renaissance Fund

USAZ PIMCO Value Fund

USAZ Van Kampen Emerging Growth Fund

USAZ Van Kampen Comstock Fund

USAZ PIMCO Growth and Income Fund

USAZ Van Kampen Growth and Income Fund

USAZ Alliance Capital Growth and Income Fund

USAZ AIM Basic Value Fund

USAZ AIM Blue Chip Fund

USAZ AIM Dent Demographic Trends Fund

USAZ AIM International Equity Fund

USAZ Oppenheimer Emerging Growth Fund

AZOA Fixed Income Fund

AZOA Diversified Assets Fund

USAZ Money Market Fund




USAllianz VIP Funds

Semi-Annual Report


June 30, 2002




USAllianz VIP Funds

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

                               TABLE OF CONTENTS

                       Schedules of Portfolio Investments
                                     Page 1

                      Statements of Assets and Liabilities
                                    Page 50

                            Statements of Operations
                                    Page 54

                      Statements of Changes in Net Assets
                                    Page 58

                       Notes to the Financial Statements
                                    Page 66

                              Financial Highlights

                      (This page intentionally left blank)

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

                                               MARKET
 SHARES                                        VALUE
---------                                    ----------
 COMMON STOCKS (90.6%):
Consumer Discretionary (22.3%):
   1,010    99 Cents Only Stores*..........  $   25,907
   1,580    Abercrombie & Fitch Co., Class
              A*...........................      38,110
   2,570    Amazon.com, Inc.*..............      41,763
     390    AutoZone, Inc.*................      30,147
   1,300    Bed Bath & Beyond, Inc.*.......      49,062
   1,960    Belo Corp., Class A............      44,316
     850    BJ's Wholesale Club, Inc.*.....      32,725
   1,280    Brinker International, Inc.*...      40,640
     970    Brunswick Corp. ...............      27,160
   1,280    CDW Computer Centers, Inc.*....      59,916
     580    Coach, Inc.*...................      31,842
   1,830    Dollar Tree Stores, Inc.*......      72,119
   1,260    eBay, Inc.*....................      77,640
     770    Entercom Communications
              Corp.*.......................      35,343
     770    Family Dollar Stores, Inc. ....      27,143
     580    Fortune Brands, Inc. ..........      32,480
   1,700    GTECH Holdings Corp.*..........      43,418
   1,155    Harte-Hanks, Inc. .............      23,735
     770    Jones Apparel Group, Inc.*.....      28,875
     650    Lennar Corp. ..................      39,780
   1,310    Mattel, Inc. ..................      27,615
     850    Maytag Corp. ..................      36,253
     770    MGM Mirage*....................      25,988
   1,060    Michaels Stores, Inc.*.........      41,340
   1,060    Mohawk Industries, Inc.*.......      65,221
     980    New York Times Co., Class A....      50,470
   1,240    Outback Steakhouse, Inc.*......      43,524
   1,160    Pier 1 Imports, Inc. ..........      24,360
     390    Polaris Industries, Inc. ......      25,350
   1,280    Ross Stores, Inc. .............      52,160
   1,550    Staples, Inc.*.................      30,535
     870    Westwood One, Inc.*............      29,075
   1,700    Williams-Sonoma, Inc.*.........      52,122
                                             ----------
                                              1,306,134
                                             ----------
Consumer Staples (3.8%):
     400    Adolph Coors Co., Class B......      24,920
   1,700    Constellation Brands, Inc.,
              Class A*.....................      54,400
   1,360    Dial Corp. ....................      27,227
   2,130    McCormick & Co. ...............      54,848
     970    Pepsi Bottling Group, Inc. ....      29,876
     600    Whole Foods Market, Inc.*......      28,932
                                             ----------
                                                220,203
                                             ----------
Energy (2.6%):
   2,340    BJ Services Co.*...............      79,280
   1,490    ENSCO International, Inc. .....      40,617
   1,060    Transocean, Inc. ..............      33,019
                                             ----------
                                                152,916
                                             ----------
Financials (7.8%):
   1,360    Arthur J. Gallagher & Co. .....      47,124
   1,060    Commerce Bancorp, Inc. ........      46,852

                                               MARKET
 SHARES                                        VALUE
---------                                    ----------
COMMON STOCKS, CONTINUED
Financials, continued
     770    Compass Bancshares, Inc. ......  $   25,872
     870    Eaton Vance Corp. .............      27,144
   1,020    Investors Financial Services
              Corp. .......................      34,211
   1,060    Legg Mason, Inc. ..............      52,300
     580    Neuberger Berman, Inc. ........      21,228
   1,700    North Fork Bancorporation,
              Inc. ........................      67,677
     770    Regions Financial Corp. .......      27,066
   1,240    Roslyn Bancorp, Inc. ..........      27,069
     850    TCF Financial Corp. ...........      41,735
   1,275    Union Planters Corp. ..........      41,272
                                             ----------
                                                459,550
                                             ----------
Health Care (20.5%):
     840    Accredo Health, Inc.*..........      38,758
   1,170    AdvancePCS*....................      28,010
     790    Aetna, Inc. ...................      37,896
     390    AmerisourceBergen Corp. .......      29,640
   1,160    Apogent Technologies, Inc.*....      23,861
   1,720    Boston Scientific Corp.*.......      50,430
     580    Cephalon, Inc.*................      26,216
   1,280    DENTSPLY International,
              Inc. ........................      47,245
     850    Express Scripts, Inc.*.........      42,594
   1,530    First Health Group Corp.*......      42,901
   1,290    Genzyme Corp.*.................      24,820
   2,980    Gilead Sciences, Inc.*.........      97,981
     580    Henry Schein, Inc.*............      25,810
     850    Hillenbrand Industries,
              Inc. ........................      47,728
   1,700    Lincare Holdings, Inc.*........      54,910
     980    MedImmune, Inc.*...............      25,872
     770    Mid Atlantic Medical Services,
              Inc.*........................      24,140
   4,260    Millennium Pharmaceuticals,
              Inc.*........................      51,759
   1,280    Oxford Health Plans, Inc.*.....      59,469
   1,060    Patterson Dental Co.*..........      53,350
   1,260    Quest Diagnostics, Inc.*.......     108,422
     390    St. Jude Medical, Inc.*........      28,802
     850    Tenet Healthcare Corp.*........      60,817
     600    Triad Hospitals, Inc.*.........      25,428
     430    UnitedHealth Group, Inc. ......      39,367
     940    Universal Health Services,
              Inc., Class B*...............      46,060
     800    Varian Medical Systems,
              Inc.*........................      32,440
     390    WellPoint Health Networks,
              Inc.*........................      30,346
                                             ----------
                                              1,205,072
                                             ----------
 Industrials (11.0%):
     580    C.H. Robinson Worldwide,
              Inc. ........................      19,447
     850    Certegy, Inc.*.................      31,544
   1,360    ChoicePoint, Inc.*.............      61,839
     580    Donaldson Co., Inc. ...........      20,323
   1,280    DST Systems, Inc.*.............      58,509
     860    Expeditors International of
              Washington, Inc. ............      28,518
   1,190    Fastenal Co. ..................      45,827

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)


                                               MARKET
 SHARES                                        VALUE
---------                                    ----------
 COMMON STOCKS, CONTINUED
Industrials, continued
     770    Flowserve Corp.*...............  $   22,946
     420    General Dynamics Corp. ........      44,667
     770    Jacobs Engineering Group,
              Inc.*........................      26,781
   1,190    L-3 Communications Holdings,
              Inc.*........................      64,259
   1,280    Manpower, Inc. ................      47,040
     870    New Dun & Bradstreet Corp.*....      28,754
     220    Northrop Grumman Corp. ........      27,500
     970    Ryder System, Inc. ............      26,277
     530    SPX Corp.*.....................      62,275
     770    Valassis Communications,
              Inc.*........................      28,105
                                             ----------
                                                644,611
                                             ----------
 Information Technology (21.0%):
     670    Activision, Inc.*..............      19,470
     770    Adobe Systems, Inc. ...........      21,945
   1,700    Affiliated Computer Services,
              Inc., Class A*...............      80,715
   2,560    Brocade Communications Systems,
              Inc.*........................      44,749
   1,940    Cadence Design Systems,
              Inc.*........................      31,273
   1,740    Cypress Semiconductor Corp.*...      26,413
     880    Diebold, Inc. .................      32,771
   2,130    Electronic Arts, Inc.*.........     140,686
   2,130    Emulex Corp.*..................      47,946
   2,370    Extreme Networks, Inc.*........      23,155
   1,160    Fairchild Semiconductor Corp.,
              Class A*.....................      28,188
   1,700    Integrated Device Technology,
              Inc.*........................      30,838
     970    Intersil Corp., Class A*.......      20,739
     840    Intuit, Inc.*..................      41,765
     700    JDA Software Group, Inc.*......      19,782
     850    KLA-Tencor Corp.*..............      37,392

 SHARES
   OR
PRINCIPAL                                      MARKET
 AMOUNT                                        VALUE
---------                                    ----------
 COMMON STOCKS, CONTINUED
Information Technology, continued
   2,130    Lam Research Corp.*............  $   38,297
     850    Marvell Technology Group,
              Ltd.*........................      16,907
   1,360    Micrel, Inc.*..................      19,557
   3,195    Microchip Technology, Inc.*....      87,638
   2,570    Motorola, Inc. ................      37,059
   1,550    Network Associates, Inc.*......      29,869
   1,280    Novellus Systems, Inc.*........      43,520
     850    QLogic Corp.*..................      32,385
     970    Reynolds & Reynolds Co., Class
              A............................      27,112
   1,050    Semtech Corp.*.................      28,035
   1,700    SunGard Data Systems, Inc.*....      45,016
   2,130    Symantec Corp.*................      69,970
     850    Synopsys, Inc.*................      46,589
   1,700    Xilinx, Inc.*..................      38,131
   1,160    Zoran Co.*.....................      26,576
                                             ----------
                                              1,234,488
                                             ----------
Materials (1.6%):
     850    Nucor Corp. ...................      55,284
   1,700    Pactiv Corp.*..................      40,460
                                             ----------
                                                 95,744
                                             ----------
  Total Common Stocks                         5,318,718
                                             ----------
U.S. GOVERNMENT SPONSORED ENTERPRISE(9.7%):
Federal National Mortgage Association(9.7%):
$571,000    0.00%, 07/01/02................     571,000
                                             ----------
  Total Investments
    (Cost $6,206,037)(a)--100.3%              5,889,718
  Liabilities in excess of other
  assets--(0.3)%                                (20,047)
                                             ----------
  Net Assets--100.0%                         $5,869,671
                                             ==========

------------

*   Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $ 212,128
      Unrealized depreciation...................   (528,447)
                                                  ---------
      Net unrealized depreciation...............  $(316,319)
                                                  =========

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ STRATEGIC GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

                                              MARKET
SHARES                                        VALUE
-------                                     ----------
COMMON STOCKS (95.1%):
Consumer Discretionary (23.4%):
    530   99 Cents Only Stores*...........  $   13,595
    750   Abercrombie & Fitch Co., Class
            A*............................      18,090
  1,220   Amazon.com, Inc.*...............      19,825
    200   AutoZone, Inc.*.................      15,460
    630   Bed Bath & Beyond, Inc.*........      23,776
    930   Belo Corp., Class A.............      21,027
    410   BJ's Wholesale Club, Inc.*......      15,785
    610   Brinker International, Inc.*....      19,368
    510   Brunswick Corp. ................      14,280
    610   CDW Computer Centers, Inc.*.....      28,554
    300   Coach, Inc.*....................      16,470
    870   Dollar Tree Stores, Inc.*.......      34,287
    610   eBay, Inc.*.....................      37,587
    370   Entercom Communications
            Corp.*........................      16,983
    410   Family Dollar Stores, Inc. .....      14,453
    300   Fortune Brands, Inc. ...........      16,800
    810   GTECH Holdings Corp.*...........      20,687
    605   Harte-Hanks, Inc. ..............      12,433
    410   Jones Apparel Group, Inc.*......      15,375
    310   Lennar Corp. ...................      18,972
    630   Mattel, Inc. ...................      13,280
    410   Maytag Corp. ...................      17,487
    410   MGM Mirage*.....................      13,838
    510   Michaels Stores, Inc.*..........      19,890
    510   Mohawk Industries, Inc.*........      31,380
    470   New York Times Co., Class A.....      24,205
    590   Outback Steakhouse, Inc.*.......      20,709
    610   Pier 1 Imports, Inc. ...........      12,810
    200   Polaris Industries, Inc. .......      13,000
    610   Ross Stores, Inc. ..............      24,858
    810   Staples, Inc.*..................      15,957
    420   Westwood One, Inc.*.............      14,036
    810   Williams-Sonoma, Inc.*..........      24,835
                                            ----------
                                               640,092
                                            ----------
Consumer Staples (4.0%):
    200   Adolph Coors Co., Class B.......      12,460
    810   Constellation Brands, Inc.,
            Class A*......................      25,920
    710   Dial Corp. .....................      14,214
  1,020   McCormick & Co. ................      26,265
    510   Pepsi Bottling Group, Inc. .....      15,708
    300   Whole Foods Market, Inc.*.......      14,466
                                            ----------
                                               109,033
                                            ----------
Energy (2.7%):
  1,120   BJ Services Co.*................      37,945
    710   ENSCO International, Inc. ......      19,355
    510   Transocean, Inc. ...............      15,887
                                            ----------
                                                73,187
                                            ----------
Financials (8.2%):
    650   Arthur J. Gallagher & Co. ......      22,523
    510   Commerce Bancorp, Inc. .........      22,542

                                              MARKET
SHARES                                        VALUE
-------                                     ----------
COMMON STOCKS, CONTINUED
Financials, continued
    410   Compass Bancshares, Inc. .......  $   13,776
    430   Eaton Vance Corp. ..............      13,416
    490   Investors Financial Services
            Corp. ........................      16,435
    510   Legg Mason, Inc. ...............      25,162
    300   Neuberger Berman, Inc. .........      10,980
    810   North Fork Bancorporation,
            Inc. .........................      32,245
    410   Regions Financial Corp. ........      14,412
    650   Roslyn Bancorp, Inc. ...........      14,190
    410   TCF Financial Corp. ............      20,131
    605   Union Planters Corp. ...........      19,584
                                            ----------
                                               225,396
                                            ----------
Health Care (21.4%):
    410   Accredo Health, Inc.*...........      18,917
    610   AdvancePCS*.....................      14,603
    410   Aetna, Inc. ....................      19,668
    200   AmerisourceBergen Corp. ........      15,200
    610   Apogent Technologies, Inc.*.....      12,548
    650   Boston Scientific Corp.*........      19,058
    300   Cephalon, Inc.*.................      13,560
    605   DENTSPLY International, Inc. ...      22,331
    410   Express Scripts, Inc.*..........      20,545
    730   First Health Group Corp.*.......      20,469
    610   Genzyme Corp.*..................      11,736
  1,420   Gilead Sciences, Inc.*..........      46,689
    300   Henry Schein, Inc.*.............      13,350
    410   Hillenbrand Industries, Inc. ...      23,022
    810   Lincare Holdings, Inc.*.........      26,163
    510   MedImmune, Inc.*................      13,464
    410   Mid Atlantic Medical Services,
            Inc.*.........................      12,854
  2,030   Millennium Pharmaceuticals,
            Inc.*.........................      24,665
    610   Oxford Health Plans, Inc.*......      28,341
    510   Patterson Dental Co.*...........      25,668
    610   Quest Diagnostics, Inc.*........      52,490
    200   St. Jude Medical, Inc.*.........      14,770
    410   Tenet Healthcare Corp.*.........      29,335
    300   Triad Hospitals, Inc.*..........      12,714
    200   UnitedHealth Group, Inc. .......      18,310
    450   Universal Health Services, Inc.,
            Class B*......................      22,050
    410   Varian Medical Systems, Inc.*...      16,626
    200   WellPoint Health Networks,
            Inc.*.........................      15,562
                                            ----------
                                               584,708
                                            ----------
Industrials (11.5%):
    300   C.H. Robinson Worldwide,
            Inc. .........................      10,059
    410   Certegy, Inc.*..................      15,215
    650   ChoicePoint, Inc.*..............      29,556
    300   Donaldson Company, Inc. ........      10,512
    610   DST Systems, Inc.*..............      27,883
    420   Expeditors International of
            Washington, Inc. .............      13,927
    570   Fastenal Co. ...................      21,951

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ STRATEGIC GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)

                                              MARKET
SHARES                                        VALUE
-------                                     ----------
COMMON STOCKS, CONTINUED
Industrials, continued
    410   Flowserve Corp.*................  $   12,218
    200   General Dynamics Corp. .........      21,270
    410   Jacobs Engineering Group,
            Inc.*.........................      14,260
    570   L-3 Communications Holdings,
            Inc.*.........................      30,779
    610   Manpower, Inc. .................      22,418
    420   New Dun & Bradstreet Corp.*.....      13,881
    110   Northrop Grumman Corp. .........      13,750
    510   Ryder System, Inc. .............      13,816
    250   SPX Corp.*......................      29,375
    410   Valassis Communications,
            Inc.*.........................      14,965
                                            ----------
                                               315,835
                                            ----------
Information Technology (22.2%):
    350   Activision, Inc.*...............      10,171
    410   Adobe Systems, Inc. ............      11,685
    810   Affiliated Computer Services,
            Inc., Class A*................      38,459
  1,220   Brocade Communications Systems,
            Inc.*.........................      21,326
  1,020   Cadence Design Systems, Inc.*...      16,442
    910   Cypress Semiconductor Corp.*....      13,814
    430   Diebold, Inc. ..................      16,013
  1,020   Electronic Arts, Inc.*..........      67,370
  1,020   Emulex Corp.*...................      22,960
  1,220   Extreme Networks, Inc.*.........      11,919
    610   Fairchild Semiconductor Corp.,
            Class A*......................      14,823
    810   Integrated Device Technology,
            Inc.*.........................      14,693
    510   Intersil Corp., Class A*........      10,904
    430   Intuit, Inc.*...................      21,380

                                              MARKET
SHARES                                        VALUE
-------                                     ----------
COMMON STOCKS, CONTINUED
Information Technology, continued
    400   JDA Software Group, Inc.*.......  $   11,304
    410   KLA-Tencor Corp.*...............      18,036
  1,020   Lam Research Corp.*.............      18,340
    410   Marvell Technology Group,
            Ltd.*.........................       8,155
    710   Micrel, Inc.*...................      10,210
  1,520   Microchip Technology, Inc.*.....      41,693
  1,220   Motorola, Inc. .................      17,592
    810   Network Associates, Inc.*.......      15,609
    610   Novellus Systems, Inc.*.........      20,740
    410   QLogic Corp.*...................      15,621
    510   Reynolds & Reynolds Co., Class
            A.............................      14,255
    550   Semtech Corp.*..................      14,685
    810   SunGard Data Systems, Inc.*.....      21,449
  1,020   Symantec Corp.*.................      33,507
    410   Synopsys, Inc.*.................      22,472
    810   Xilinx, Inc.*...................      18,168
    605   Zoran Co.*......................      13,861
                                            ----------
                                               607,656
                                            ----------
Materials (1.7%):
    410   Nucor Corp. ....................      26,666
    810   Pactiv Corp.*...................      19,278
                                            ----------
                                                45,944
                                            ----------
  Total Common Stocks                        2,601,851
                                            ----------
  Total Investments
    (Cost $2,666,165)(a)--95.1%              2,601,851
  Other assets in excess of
liabilities -- 4.9%                            134,699
                                            ----------
  Net Assets--100.0%                        $2,736,550
                                            ==========

------------

*   Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation...................  $ 177,132
      Unrealized depreciation...................   (241,446)
                                                  ---------
      Net unrealized depreciation...............  $ (64,314)
                                                  =========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCE CAPITAL TECHNOLOGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

                                              MARKET
SHARES                                        VALUE
------                                      ----------
 COMMON STOCKS (93.2%):
Computers (27.9%):
3,750    Avocent Corp.*...................  $   59,700
3,900    Brocade Communications Systems,
           Inc.*..........................      68,172
2,600    Business Objects SA, ADR*........      73,060
12,550   Cisco Systems, Inc.*.............     175,073
12,650   Dell Computer Corp.*.............     330,670
4,350    DST Systems, Inc.*...............     198,839
2,950    Electronic Arts, Inc.*...........     194,848
3,850    Informatica Corp.*...............      27,297
3,300    Juniper Networks, Inc.*..........      18,645
3,100    Macrovision Corp.*...............      40,641
1,200    Mercury Interactive Corp.*.......      27,552
5,700    Microsoft Corp.*.................     311,789
5,300    Oracle Corp.*....................      50,191
1,300    THQ, Inc.*.......................      38,766
4,800    VERITAS Software Corp.*..........      94,992
                                            ----------
                                             1,710,235
                                            ----------
E-Commerce (5.5%):
5,450    eBay, Inc.*......................     335,829
                                            ----------
Electronics (30.8%):
6,400    Altera Corp.*....................      87,040
8,050    Applied Materials, Inc.*.........     153,110
2,300    AU Optronics Corp., ADR*.........      19,113
2,100    Celestica, Inc.*.................      47,691
  200    DDi Corp.*.......................         200
3,200    Fairchild Semiconductor Corp.,
           Class A*.......................      77,760
10,400   Flextronics International,
           Ltd.*..........................      74,152
7,050    Intel Corp. .....................     128,804
2,850    KLA-Tencor Corp.*................     125,372
2,910    Maxim Integrated Products,
           Inc.*..........................     111,540
6,285    Microchip Technology, Inc.*......     172,397
5,100    Micron Technology, Inc.*.........     103,122
16,750   Sanmina-SCI Corp.*...............     105,693
9,550    Solectron Corp.*.................      58,733
19,465   Taiwan Semiconductor
           Manufacturing Company, Ltd.*...     253,044

                                              MARKET
SHARES                                        VALUE
------                                      ----------
 COMMON STOCKS, CONTINUED
Electronics, continued
5,100    Teradyne, Inc.*..................  $  119,850
6,300    Texas Instruments, Inc. .........     149,309
5,450    United Microelectronics, ADR*....      40,058
2,600    Xilinx, Inc.*....................      58,318
                                            ----------
                                             1,885,306
                                            ----------
Media (4.2%):
3,850    Cox Communications, Inc., Class
           A*.............................     106,068
3,450    Viacom, Inc., Class B*...........     153,076
                                            ----------
                                               259,144
                                            ----------
Services (20.6%):
4,400    Accenture, Ltd.*.................      83,600
4,150    Affiliated Computer Services,
           Inc., Class A*.................     197,042
1,800    Computer Sciences Corp.*.........      86,040
7,250    Concord EFS, Inc.*...............     218,515
3,350    Exult, Inc.*.....................      21,775
8,500    First Data Corp. ................     316,200
6,950    Fiserv, Inc.*....................     255,135
5,850    PeopleSoft, Inc.*................      87,048
                                            ----------
                                             1,265,355
                                            ----------
Telecommunications (4.2%):
8,750    Motorola, Inc. ..................     126,174
4,700    Nokia Corp., ADR.................      68,056
7,350    Sprint Corp. (PCS Group)*........      32,855
2,350    Vodafone Group plc, ADR..........      32,078
                                            ----------
                                               259,163
                                            ----------
  Total Common Stocks                        5,715,032
                                            ----------
INVESTMENT COMPANY (8.5%):
521,341  TNT Offshore Deposit Account.....     521,341
                                            ----------
  Total Investments
    (Cost $7,380,767)(a)--101.7%             6,236,373
  Liabilities in excess of other
  assets--(1.7)%                              (103,272)
                                            ----------
  Net Assets--100.0%                        $6,133,101
                                            ==========

------------

*  Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation...................  $   161,280
      Unrealized depreciation...................   (1,305,674)
                                                  -----------
      Net unrealized depreciation...............  $(1,144,394)
                                                  ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ TEMPLETON DEVELOPED MARKETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

                                              MARKET
SHARES                                        VALUE
------                                      ----------
 COMMON STOCKS (88.2%):
Aerospace/Defense (2.6%):
20,340   BAE SYSTEMS plc..................  $  103,865
21,700   Rolls-Royce plc..................      53,585
                                            ----------
                                               157,450
                                            ----------
Automobiles (1.9%):
1,200    Volkswagen AG....................      58,308
2,800    Volvo AB, B Shares...............      58,038
                                            ----------
                                               116,346
                                            ----------
Banking/Financial Services (11.2%):
3,950    Abbey National plc...............      46,482
15,800   Banca Nazionale del Lavoro SpA...      27,541
3,000    DBS Group Holdings, Ltd. ........      21,055
5,680    ForeningsSparbanken AB...........      72,000
4,800    HSBC Holdings plc, Hong Kong
           Registered Shares..............      55,077
3,710    ING Groep NV.....................      95,264
6,220    Lloyds TSB Group plc.............      61,912
4,300    National Australia Bank, Ltd. ...      85,456
11,340   Nordea AB........................      61,694
5,400    Sampo Oyj, Class A...............      42,131
6,190    Sanpaolo IMI SpA.................      62,111
1,000    UBS AG, Registered Shares*.......      50,292
                                            ----------
                                               681,015
                                            ----------
Chemicals (3.2%):
1,100    Akzo Nobel NV....................      47,898
1,300    BASF AG..........................      60,277
2,020    Clariant AG, Registered
           Shares*........................      48,047
7,290    Imperial Chemical Industries
           plc............................      35,448
                                            ----------
                                               191,670
                                            ----------
Computers (1.2%):
2,200    Meitec Corp. ....................      72,685
                                            ----------
Diversified (3.0%):
1,470    Bayer AG.........................      46,602
8,000    Hutchison Whampoa, Ltd. .........      59,743
25,000   Invensys plc.....................      33,916
8,000    Swire Pacific, Ltd., Class A.....      40,923
                                            ----------
                                               181,184
                                            ----------
Electronics (3.6%):
10,000   Hitachi, Ltd. ...................      64,659
7,000    NEC Corp. .......................      48,707
3,025    Philips Electronics NV...........      84,456
  400    Sony Corp. ......................      21,125
                                            ----------
                                               218,947
                                            ----------
Food (2.3%):
4,500    J Sainsbury plc..................      24,419
16,200   Northern Foods plc...............      43,461
2,600    Sobeys, Inc. ....................      69,919
                                            ----------
                                               137,799
                                            ----------

                                              MARKET
SHARES                                        VALUE
------                                      ----------
COMMON STOCKS, CONTINUED
Health Care (1.0%):
6,690    Amersham plc.....................  $   59,284
                                            ----------
Household (1.0%):
6,500    Unilever plc.....................      59,250
                                            ----------
Insurance (5.9%):
2,140    ACE, Ltd. .......................      67,624
3,220    Axa..............................      58,895
4,010    RAS SpA..........................      53,820
  830    Swiss Re, Registered Shares......      81,143
  780    XL Capital, Ltd., Class A........      66,066
5,000    Yasuda Fire & Marine Insurance
           Company, Ltd. .................      30,619
                                            ----------
                                               358,167
                                            ----------
Manufacturing (9.1%):
4,864    Alstom...........................      51,447
2,530    KCI Konecranes International.....      84,954
11,000   Komatsu, Ltd. ...................      39,371
1,300    Michelin (CGDE), Class B.........      52,678
1,130    Norsk Hydro ASA..................      53,908
  900    Pechiney SA, A Shares............      41,109
3,610    Smiths Group plc.................      46,883
1,300    Societe BIC SA...................      51,997
5,160    Stora Enso Oyj, Registered
           Shares.........................      72,312
1,480    UPM-Kymmene Oyj..................      58,261
                                            ----------
                                               552,920
                                            ----------
Metals/Mining (1.7%):
18,330   BHP Billiton plc.................      99,887
                                            ----------
Oil/Gas (10.0%):
6,730    ENI SpA..........................     107,008
17,010   Fortum Oyj.......................      98,107
5,170    Huskey Energy, Inc. .............      56,632
1,220    IHC Caland NV....................      72,955
6,390    Repsol YPF SA....................      75,351
8,950    Shell Transport & Trading Co.
           plc............................      67,530
  400    TotalFinaElf SA, Class B.........      64,945
4,380    TransCanada PipeLines, Ltd. .....      66,237
                                            ----------
                                               608,765
                                            ----------
Paper/Forest Products (2.2%):
1,650    Holmen AB, B Shares*.............      43,806
28,690   Jefferson Smurfit Group plc......      87,711
                                            ----------
                                               131,517
                                            ----------
Pharmaceuticals (5.3%):
1,010    Aventis SA.......................      71,569
2,560    Elan Corp. plc, ADR*.............      14,003
1,738    Gehe AG..........................      73,808
1,500    Merck KGaA.......................      40,368
2,000    Ono Pharmaceutical Company,
           Ltd. ..........................      71,417
5,807    Shire Pharmaceuticals Group
           plc*...........................      51,339
                                            ----------
                                               322,504
                                            ----------

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ TEMPLETON DEVELOPED MARKETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)

                                              MARKET
SHARES                                        VALUE
------                                      ----------
COMMON STOCKS, CONTINUED
 Publishing (1.8%):
7,700    United Business Media plc........  $   51,056
3,080    Wolters Kluwer NV................      58,464
                                            ----------
                                               109,520
                                            ----------
Real Estate (2.3%):
10,000   Cheung Kong (Holdings), Ltd. ....      83,334
9,050    Lend Lease Corporation, Ltd. ....      53,550
                                            ----------
                                               136,884
                                            ----------
Retail/Wholesale (3.1%):
  750    Adidas-Salomon AG................      61,478
  290    Galeries Lafayette SA............      36,631
9,228    Marks & Spencer Group plc........      52,432
8,000    Toto, Ltd. ......................      37,377
                                            ----------
                                               187,918
                                            ----------
Services (4.4%):
2,390    Accenture, Ltd., Class A*........      45,410
5,360    Deutsche Post AG.................      68,022
14,400   Hays plc.........................      33,803
2,400    Imtech NV........................      50,368
53,550   Kidde plc........................      70,198
                                            ----------
                                               267,801
                                            ----------
Telecommunications (4.5%):
1,500    Alcatel SA.......................      10,429
26,500   Asia Satellite Telecommunications
           Holdings, Ltd. ................      43,827
3,160    BCE, Inc. .......................      54,831

                                              MARKET
SHARES                                        VALUE
------                                      ----------
COMMON STOCKS, CONTINUED
Telecommunications, continued
15,790   Cable & Wireless plc.............  $   40,255
    8    Nippon Telegraph & Telephone
           Corp. .........................      32,905
4,000    Nortel Networks Corp.*...........       5,800
20,470   Telecom Corporation of New
           Zealand, Ltd. .................      49,015
3,980    Telefonica SA*...................      33,411
                                            ----------
                                               270,473
                                            ----------
Transportation (2.5%):
   12    East Japan Railway Co. ..........      56,166
12,000   Nippon Express Company, Ltd. ....      63,574
30,300   Stagecoach Group plc.............      28,982
                                            ----------
                                               148,722
                                            ----------
Utilities (4.4%):
13,000   CLP Holdings, Ltd. ..............      51,667
1,610    E.ON AG..........................      93,811
2,700    Endesa SA........................      39,225
5,500    Iberdrola SA.....................      80,119
                                            ----------
                                               264,822
                                            ----------
  Total Common Stocks                        5,335,530
                                            ----------
  Total Investments
    (Cost $5,174,958)(a)--88.2%              5,335,530
  Other assets in excess of
liabilities--11.8%                             715,872
                                            ----------
  Net Assets--100.0%                        $6,051,402
                                            ==========

------------

*   Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation...................  $ 500,612
      Unrealized depreciation...................   (340,040)
                                                  ---------
      Net unrealized appreciation...............  $ 160,572
                                                  =========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ TEMPLETON DEVELOPED MARKETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)

      COUNTRY                                     PERCENTAGE
      -------                                     ----------
      United Kingdom............................     21.0%
      Japan.....................................     10.1%
      Germany...................................      9.4%
      France....................................      8.2%
      Netherlands...............................      7.7%
      Finland...................................      6.7%
      Hong Kong.................................      5.2%
      Italy.....................................      4.7%
      Canada....................................      4.6%
      Sweden....................................      4.4%
      Spain.....................................      4.3%
      Switzerland...............................      3.4%
      Australia.................................      2.6%
      Bermuda...................................      2.1%
      Ireland...................................      1.9%
      United States.............................      1.4%
      Norway....................................      1.0%
      New Zealand...............................      0.9%
      Singapore.................................      0.4%
                                                    -----
                                                    100.0%

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZOA GLOBAL OPPORTUNITIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

                                               MARKET
 SHARES                                        VALUE
---------                                    ----------
 COMMON STOCKS (9.9%):
Aerospace/Defense (0.1%):
      91    United Technologies Corp. .....  $    6,179
                                             ----------
Automobiles (0.1%):
     103    PSA Peugeot Citroen............       5,346
     100    Toyota Motor Corp. ............       2,653
                                             ----------
                                                  7,999
                                             ----------
Banking/Financial Services (1.4%):
     101    American Express Co. ..........       3,668
     575    Barclays plc...................       4,838
      96    BNP Paribas SA.................       5,309
     237    Citigroup, Inc. ...............       9,184
     144    Credit Suisse Group*...........       4,572
      28    Fannie Mae.....................       2,065
     138    Fortis.........................       2,941
     557    Lloyds TSB Group plc...........       5,544
      59    MBNA Corp. ....................       1,951
      87    Mellon Financial Corp. ........       2,734
      39    Merrill Lynch & Company,
              Inc. ........................       1,580
     237    Mitsubishi Tokyo Financial
              Group, Inc., ADR.............       1,612
   1,800    Nomura Holdings, Inc. .........      26,430
   1,000    Sumitomo Mitsui Banking
              Corp. .......................       4,881
      73    UBS AG, Registered Shares*.....       3,671
      87    Wells Fargo & Co. .............       4,355
                                             ----------
                                                 85,335
                                             ----------
Beverages (0.0%):
      63    PepsiCo, Inc. .................       3,037
                                             ----------
Biotechnology (0.0%):
      39    Amgen, Inc.*...................       1,633
                                             ----------
Computers (0.7%):
     213    Cisco Systems, Inc.*...........       2,971
     126    Citrix Systems, Inc.*..........         761
     237    EMC Corp.*.....................       1,789
     261    Hewlett-Packard Co. ...........       3,988
      32    International Business Machines
              Corp. .......................       2,304
     115    Microsoft Corp.*...............       6,291
     100    OBIC Company, Ltd. ............      21,693
     158    Oracle Corp.*..................       1,496
     245    Sun Microsystems, Inc.*........       1,227
                                             ----------
                                                 42,520
                                             ----------
Diversified (0.1%):
     100    Shin-Etsu Chemical Company,
              Ltd. ........................       4,297
                                             ----------
Electronics (0.4%):
     162    Intel Corp. ...................       2,960
   1,000    NEC Corp. .....................       6,958
     157    Philips Electronics NV.........       4,383
      26    Samsung Electronics Company,
              Ltd. ........................       3,570
     100    Sony Corp. ....................       5,281

                                               MARKET
 SHARES                                        VALUE
---------                                    ----------
COMMON STOCKS, CONTINUED
Electronics, continued
     105    Taiwan Semiconductor
              Manufacturing Company,
              Ltd.*........................  $    1,361
     100    Toshiba Corp. .................         407
                                             ----------
                                                 24,920
                                             ----------
Food (0.1%):
     654    Compass Group plc..............       3,968
      21    Nestle SA, Registered Shares...       4,896
                                             ----------
                                                  8,864
                                             ----------
Health Care (0.2%):
      79    Johnson & Johnson..............       4,129
      91    Medtronic, Inc. ...............       3,899
      25    UnitedHealth Group, Inc. ......       2,289
                                             ----------
                                                 10,317
                                             ----------
Hotels/Motels (0.1%):
     108    Accor SA.......................       4,381
                                             ----------
Household (0.0%):
      39    Colgate-Palmolive Co. .........       1,952
                                             ----------
Insurance (0.3%):
      71    American International Group,
              Inc. ........................       4,844
     221    Axa............................       4,042
     395    Prudential plc.................       3,613
      60    Swiss Re, Registered Shares....       5,866
                                             ----------
                                                 18,365
                                             ----------
 Manufacturing (1.6%):
      59    American Standard Companies,
              Inc.*........................       4,431
     178    CRH plc........................       2,901
     100    Fanuc, Ltd. ...................       5,023
   1,000    Fuji Photo Film Company,
              Ltd. ........................      32,287
     209    General Electric Co. ..........       6,071
       2    Givaudan SA....................         806
      33    ITT Industries, Inc. ..........       2,330
   1,000    Minebea Company, Ltd. .........       5,874
     100    Murata Manufacturing Company,
              Ltd. ........................       6,424
   1,000    Nikon Corp. ...................      11,071
   2,000    Oji Paper Company, Ltd. .......      11,429
     210    Reckitt Benckiser plc..........       3,768
      41    Schneider Electric SA..........       2,205
     233    Stora Enso Oyj, Registered
              Shares.......................       3,265
     170    Tyco International, Ltd. ......       2,297
      99    UPM-Kymmene Oyj................       3,897
                                             ----------
                                                104,079
                                             ----------
Media (0.3%):
     150    AOL Time Warner, Inc.*.........       2,207
      87    Clear Channel Communications,
              Inc.*........................       2,786
       2    Fuji Television Network,
              Inc. ........................      11,563
                                             ----------
                                                 16,556
                                             ----------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZOA GLOBAL OPPORTUNITIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)


                                               MARKET
 SHARES                                        VALUE
---------                                    ----------
COMMON STOCKS, CONTINUED
 Metals/Mining (0.7%):
      55    Alcoa, Inc. ...................  $    1,823
  22,000    Nippon Steel Corp. ............      34,323
     325    Rio Tinto plc..................       5,960
                                             ----------
                                                 42,106
                                             ----------
Oil/Gas (0.4%):
      75    ENI SpA, ADR...................       6,000
     197    Exxon Mobil Corp. .............       8,061
      41    Schlumberger, Ltd. ............       1,907
      62    TotalFinaElf SA, Class B.......      10,066
      50    Valero Energy Corp. ...........       1,871
                                             ----------
                                                 27,905
                                             ----------
Pharmaceuticals (0.7%):
      67    Abbott Laboratories............       2,523
      45    Altana AG......................       2,267
      71    AmerisourceBergen Corp. .......       5,396
      71    Aventis SA, ADR................       5,001
   1,000    Chugai Pharmaceutical Company,
              Ltd. ........................      11,963
     141    GlaxoSmithKline plc............       3,048
     213    Pfizer, Inc. ..................       7,455
      43    Schering AG....................       2,690
      55    Wyeth..........................       2,816
                                             ----------
                                                 43,159
                                             ----------
Retail/Wholesale (0.4%):
      99    Family Dollar Stores, Inc. ....       3,490
     100    Fast Retailing Company,
              Ltd. ........................       2,169
     107    Lowe's Companies, Inc. ........       4,857
     142    Safeway, Inc.*.................       4,145
     100    Saizeriya Company, Ltd. .......       2,603
      55    Wal-Mart Stores, Inc. .........       3,026
      59    YUM! Brands, Inc.*.............       1,726
                                             ----------
                                                 22,016
                                             ----------

Services (0.9%):
      39    Altran Technologies SA.........       1,136
      54    Automatic Data Processing,
              Inc. ........................       2,352
   1,165    Centrica plc...................       3,605
   1,000    Dai Nippon Printing Company,
              Ltd. ........................      13,274
      39    First Data Corp. ..............       1,451
       4    Futures System Consulting
              Corp. .......................      21,057

 SHARES
   OR
PRINCIPAL                                      MARKET
 AMOUNT                                        VALUE
---------                                    ----------
COMMON STOCKS, CONTINUED
Services, continued
      26    Omnicom Group, Inc. ...........  $    1,191
     146    PeopleSoft, Inc.*..............       2,172
      95    TPG NV.........................       2,146
      72    Vinci SA.......................       4,882
     360    WPP Group plc..................       3,040
                                             ----------
                                                 56,306
                                             ----------
Telecommunications (1.2%):
  14,000    China Mobile (Hong Kong),
              Ltd.*........................      41,461
     371    Nokia Oyj......................       5,430
       6    NTT DoCoMo, Inc. ..............      14,767
      79    QUALCOMM, Inc.*................       2,172
      99    SBC Communications, Inc. ......       3,020
     474    Telecom Italia SpA.............       3,712
      67    Verizon Communications,
              Inc. ........................       2,690
   2,133    Vodafone Group plc.............       2,926
                                             ----------
                                                 76,178
                                             ----------
Tobacco (0.1%):
     174    Philip Morris Companies,
              Inc. ........................       7,600
                                             ----------
Travel/Entertainment (0.1%):
      63    Carnival Corp. ................       1,744
     790    Rank Group plc.................       3,222
                                             ----------
                                                  4,966
                                             ----------
Utilities (0.0%):
     100    Tokyo Electric Power Company,
              Inc. ........................       2,057
                                             ----------
  Total Common Stocks                           622,727
                                             ----------
WARRANT (0.0%):
     990    Vivendi Environnement..........         205
                                             ----------
U.S. GOVERNMENT SPONSORED ENTERPRISE (14.4%):
Federal National Mortgage Association (14.4%):
$900,000    0.00%, 07/03/02................     899,914
                                             ----------
INVESTMENT COMPANY (4.0%):
 253,612    Valiant Sweep Account..........     253,612
                                             ----------
  Total Investments
    (Cost $1,806,996)(a)--28.3%               1,776,458
  Other assets in excess of
liabilities--71.7%                            4,499,982
                                             ----------
  Net Assets--100.0%                         $6,276,440
                                             ==========

------------

*   Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation...................  $ 32,581
      Unrealized depreciation...................   (63,119)
                                                  --------
      Net unrealized depreciation...............  $(30,538)
                                                  ========

See accompanying notes to the financial statements.
 10

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZOA GLOBAL OPPORTUNITIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)

      COUNTRY                                     PERCENTAGE
      -------                                     ----------
      United States.............................     74.5%
      Japan.....................................     14.6%
      United Kingdom............................      2.5%
      France....................................      2.4%
      Hong Kong.................................      2.3%
      Switzerland...............................      1.1%
      Finland...................................      0.7%
      Italy.....................................      0.6%
      Netherlands...............................      0.5%
      Germany...................................      0.3%
      Republic of Korea.........................      0.2%
      Ireland...................................      0.2%
      Taiwan....................................      0.1%
                                                    -----
                                                    100.0%

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCE CAPITAL LARGE CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

                                              MARKET
SHARES                                        VALUE
------                                      ----------
 COMMON STOCKS (94.6%):
Banking/Financial Services (18.8%):
11,400   Citigroup, Inc. .................  $  441,750
1,000    Fannie Mae.......................      73,750
6,800    Freddie Mac......................     416,160
1,100    Goldman Sachs Group, Inc. .......      80,685
2,500    Household International, Inc. ...     124,250
1,300    Lehman Brothers Holdings,
           Inc. ..........................      81,276
12,700   MBNA Corp. ......................     419,989
4,000    Merrill Lynch & Company, Inc. ...     162,000
  300    Morgan Stanley Dean Witter &
           Co. ...........................      12,924
  400    Wells Fargo & Co. ...............      20,024
                                            ----------
                                             1,832,808
                                            ----------
Beverages (1.6%):
2,600    Anheuser-Busch Companies,
           Inc. ..........................     130,000
  600    PepsiCo, Inc. ...................      28,920
                                            ----------
                                               158,920
                                            ----------
Biotechnology (1.6%):
3,600    Amgen, Inc.*.....................     150,768
                                            ----------
Computers (8.2%):
16,800   Cisco Systems, Inc.*.............     234,360
2,700    Dell Computer Corp.*.............      70,578
8,700    Microsoft Corp.*.................     475,890
  600    VERITAS Software Corp.*..........      11,874
                                            ----------
                                               792,702
                                            ----------
Electronics (3.0%):
2,600    Applied Materials, Inc.*.........      49,452
8,600    Intel Corp. .....................     157,122
1,300    Maxim Integrated Products,
           Inc.*..........................      49,829
1,600    Texas Instruments, Inc. .........      37,920
                                            ----------
                                               294,323
                                            ----------
Health Care (11.6%):
3,100    Baxter International, Inc. ......     137,795
4,500    Johnson & Johnson................     235,170
3,000    Medtronic, Inc. .................     128,550
3,700    Tenet Healthcare Corp.*..........     264,735
3,400    UnitedHealth Group, Inc. ........     311,270
  600    WellPoint Health Networks,
           Inc.*..........................      46,686
                                            ----------
                                             1,124,206
                                            ----------
Household (1.4%):
1,100    Avon Products, Inc. .............      57,464
  900    Procter & Gamble Co. ............      80,370
                                            ----------
                                               137,834
                                            ----------
Insurance (5.5%):
2,700    ACE, Ltd. .......................      85,320
5,100    American International Group,
           Inc. ..........................     347,973
  300    Progressive Corp. ...............      17,355
4,400    Travelers Property Casualty
           Corp., Class A*................      77,880
                                            ----------
                                               528,528
                                            ----------

                                              MARKET
SHARES                                        VALUE
------                                      ----------
 COMMON STOCKS, CONTINUED
Manufacturing (3.7%):
12,300   General Electric Co. ............  $  357,315
                                            ----------
Media (5.4%):
9,600    AOL Time Warner, Inc.*...........     141,216
2,600    Clear Channel Communications,
           Inc.*..........................      83,252
6,800    Viacom, Inc., Class B*...........     301,716
                                            ----------
                                               526,184
                                            ----------
Pharmaceuticals (9.1%):
4,000    Cardinal Health, Inc. ...........     245,640
15,000   Pfizer, Inc. ....................     525,000
2,100    Wyeth............................     107,520
                                            ----------
                                               878,160
                                            ----------
Retail/Wholesale (16.1%):
1,400    Best Buy Company, Inc.*..........      50,820
10,600   Home Depot, Inc. ................     389,338
7,300    Kohl's Corp.*....................     511,584
3,900    Target Corp. ....................     148,590
3,600    Wal-Mart Stores, Inc. ...........     198,036
6,700    Walgreen Co. ....................     258,821
                                            ----------
                                             1,557,189
                                            ----------
Services (3.7%):
4,600    Concord EFS, Inc.*...............     138,644
1,500    Electronic Data Systems Corp. ...      55,725
4,300    First Data Corp. ................     159,960
                                            ----------
                                               354,329
                                            ----------
Telecommunications (3.4%):
5,100    Comcast Corp.*...................     121,584
14,700   Nokia Corp., ADR.................     212,856
                                            ----------
                                               334,440
                                            ----------
Tobacco (0.5%):
1,200    Philip Morris Companies, Inc. ...      52,416
                                            ----------
Travel/Entertainment (1.0%):
1,900    Harley-Davidson, Inc. ...........      97,413
                                            ----------
  Total Common Stocks                        9,177,535
                                            ----------
INVESTMENT COMPANY (5.8%):
560,499  TNT Offshore Deposit Account.....     560,499
                                            ----------
  Total Investments
    (Cost $10,866,243)(a)--100.4%            9,738,034
  Liabilities in excess of other
assets--(0.4)%                                (41,086)
                                            ----------
  Net Assets--100.0%                        $9,696,948
                                            ==========

See accompanying notes to the financial statements.
 12

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCE CAPITAL LARGE CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)

------------

*   Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation...................  $   254,723
      Unrealized depreciation...................   (1,382,932)
                                                  -----------
      Net unrealized depreciation...............  $(1,128,209)
                                                  ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

                                              MARKET
 SHARES                                        VALUE
---------                                   -----------
 COMMON STOCKS (96.5%):
Consumer Discretionary (33.1%):
   1,370    Advance Auto Parts, Inc.*.....  $    74,679
   1,670    AutoZone, Inc.*...............      129,091
     985    Best Buy Company, Inc.*.......       35,756
   5,570    Big Lots, Inc. ...............      109,618
   2,940    Blockbuster, Inc., Class A....       79,086
   1,120    BorgWarner, Inc. .............       64,691
   2,920    Cato Corp., Class A...........       65,116
   4,320    CBRL Group, Inc. .............      131,846
   3,120    CDW Computer Centers, Inc.*...      146,047
   2,030    Coach, Inc.*..................      111,447
   2,745    Darden Restaurants, Inc. .....       67,802
   1,120    Entercom Communications
              Corp.*......................       51,408
   2,810    Foot Locker, Inc.*............       40,605
   1,220    Gannett Company, Inc. ........       92,598
   5,490    Genesco, Inc.*................      133,682
   1,340    International Game
              Technology*.................       75,978
   3,180    Interpublic Group of
              Companies, Inc. ............       78,737
     620    Johnson Controls, Inc. .......       50,598
   4,010    Jones Apparel Group, Inc.*....      150,374
   2,620    Lear Corp.*...................      121,175
   2,100    Liz Claiborne, Inc. ..........       66,780
   3,200    Maytag Corp. .................      136,480
   3,090    MGM Mirage*...................      104,288
   1,170    Mohawk Industries, Inc.*......       71,990
   3,120    New York Times Co., Class A...      160,679
   2,280    Newell Rubbermaid, Inc. ......       79,937
   9,780    Office Depot, Inc.*...........      164,303
   5,330    Park Place Entertainment
              Corp.*......................       54,633
   6,020    Pep Boys--Manny, Moe & Jack...      101,437
   3,590    Pier 1 Imports, Inc. .........       75,390
   3,680    Polo Ralph Lauren Corp.*......       82,432
   1,940    Starwood Hotels & Resorts
              Worldwide, Inc. ............       63,807
   9,470    TJX Companies, Inc. ..........      185,706
   7,340    Tower Automotive, Inc.*.......      102,393
   2,350    Wendy's International,
              Inc. .......................       93,601
   2,240    YUM! Brands, Inc.*............       65,520
                                            -----------
                                              3,419,710
                                            -----------
Consumer Staples (2.3%):
   5,950    NBTY, Inc.*...................       92,106
   3,600    Pepsi Bottling Group, Inc. ...      110,880
   1,080    UST, Inc. ....................       36,720
                                            -----------
                                                239,706
                                            -----------
Energy (7.5%):
   1,830    Conoco, Inc. .................       50,874
   2,800    EOG Resources, Inc. ..........      111,160
   2,790    GlobalSantaFe Corp. ..........       76,307
   4,240    Noble Corp.*..................      163,663
     850    Phillips Petroleum Co. .......       50,048

                                              MARKET
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Energy, continued
   2,450    Smith International, Inc.*....  $   167,065
   3,290    Spinnaker Exploration Co.*....      118,506
   1,330    Transocean, Inc. .............       41,430
                                            -----------
                                                779,053
                                            -----------
Financials (10.7%):
     610    Affiliated Managers Group,
              Inc.*.......................       37,515
     760    AmeriCredit Corp.*............       21,318
   3,230    AmSouth Bancorporation........       72,287
   1,190    Arthur J. Gallagher & Co. ....       41,234
   2,770    BancorpSouth, Inc. ...........       55,954
   1,650    Bear Stearns Companies,
              Inc. .......................      100,981
   2,280    Compass Bancshares, Inc. .....       76,608
   2,450    Federated Investors, Inc.,
              Class B.....................       84,697
     960    Lehman Brothers Holdings,
              Inc. .......................       60,019
   2,320    North Fork Bancorporation,
              Inc. .......................       92,359
   1,630    Old Republic International
              Corp. ......................       51,345
   2,010    Regions Financial Corp. ......       70,652
     620    SEI Investments Co. ..........       17,465
     580    SLM, Corp. ...................       56,202
   2,620    SouthTrust Corp. .............       68,434
   1,290    T Rowe Price Group, Inc. .....       42,415
   1,190    TCF Financial Corp. ..........       58,429
   1,400    Washington Mutual, Inc. ......       51,954
   1,540    Willis Group Holdings,
              Ltd.*.......................       50,681
                                            -----------
                                              1,110,549
                                            -----------
 Health Care (14.7%):
   2,090    Aetna, Inc. ..................      100,257
   2,270    Alcon, Inc.*..................       77,748
   1,070    Allergan, Inc. ...............       71,423
   1,120    Anthem, Inc.*.................       75,578
   1,740    Boston Scientific Corp.*......       51,017
   2,450    DENTSPLY International,
              Inc. .......................       90,430
     820    Forest Laboratories, Inc.*....       58,056
   2,130    Genzyme Corp.*................       40,981
   2,950    Gilead Sciences, Inc.*........       96,996
   2,190    King Pharmaceuticals, Inc.*...       48,728
   2,600    Laboratory Corporation of
              America Holdings*...........      118,689
   2,530    Lincare Holdings, Inc.*.......       81,719
   1,470    Medicis Pharmaceutical Corp.,
              Class A*....................       62,857
   1,920    MedImmune, Inc.*..............       50,688
   1,970    Mylan Laboratories, Inc. .....       61,760
   1,430    Quest Diagnostics, Inc.*......      123,051
   1,590    St. Jude Medical, Inc.*.......      117,421
     800    Tenet Healthcare Corp.*.......       57,240
     760    UnitedHealth Group, Inc. .....       69,578
     930    WellPoint Health Networks,
              Inc.*.......................       72,363
                                            -----------
                                              1,526,580
                                            -----------

See accompanying notes to the financial statements.
 14

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)


                                              MARKET
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
 Industrials (7.7%):
   5,550    Cendant Corp.*................  $    88,134
   4,720    CSX Corp. ....................      165,437
   2,240    Equifax, Inc. ................       60,480
   3,590    First Data Corp. .............      133,548
   1,740    Fiserv, Inc.*.................       63,875
   2,240    Ingersoll Rand Co. ...........      102,278
   1,950    Roadway Corp. ................       70,064
   1,170    Ryder System, Inc. ...........       31,695
   2,240    Sabre Holdings Corp.*.........       80,192
                                            -----------
                                                795,703
                                            -----------
 Information Technology (19.7%):
   1,040    Adobe Systems, Inc. ..........       29,640
   2,950    Affiliated Computer Services,
              Inc., Class A*..............      140,066
   2,789    Agere Systems, Inc., Class
              B*..........................        4,184
   2,050    Autodesk, Inc. ...............       27,163
   2,570    AVX Corp. ....................       41,968
   4,600    Axcelis Technologies, Inc.*...       52,808
   5,230    BMC Software, Inc.*...........       86,818
   1,490    Brocade Communications
              Systems, Inc.*..............       26,045
   4,010    Cadence Design Systems,
              Inc.*.......................       64,641
   5,200    Celestica, Inc.*..............      118,092
   5,440    Dell Computer Corp.*..........      142,201
   1,670    Electronic Arts, Inc.*........      110,304
   4,030    ESS Technology, Inc.*.........       70,686
   4,290    Fairchild Semiconductor Corp.,
              Class A*....................      104,247
     880    International Rectifier
              Corp.*......................       25,652

 SHARES
   OR
PRINCIPAL                                     MARKET
 AMOUNT                                        VALUE
---------                                   -----------
 COMMON STOCKS, CONTINUED
Information Technology, continued
   1,950    Intersil Corp., Class A*......  $    41,691
   1,650    Intuit, Inc.*.................       82,038
   3,030    Jabil Circuit, Inc.*..........       63,963
   1,470    KLA-Tencor Corp.*.............       64,665
   2,860    Lam Research Corp.*...........       51,423
   2,050    Lexmark International,
              Inc.*.......................      111,520
   4,440    Mentor Graphics Corp.*........       63,137
   3,810    Microchip Technology, Inc.*...      104,508
   1,780    Novellus Systems, Inc.*.......       60,520
   1,120    NVIDIA Corp.*.................       19,242
   1,730    PeopleSoft, Inc.*.............       25,742
   3,640    Symantec Corp.*...............      119,574
   2,760    Tech Data Corp.*..............      104,466
   2,690    Vishay Intertechnology,
              Inc.*.......................       59,180
     830    Xilinx, Inc.*.................       18,617
                                            -----------
                                              2,034,801
                                            -----------
Materials (0.8%):
   1,320    PPG Industries, Inc. .........       81,708
                                            -----------
  Total Common Stocks                         9,987,810
                                            -----------
U.S. GOVERNMENT SPONSORED ENTERPRISE (4.9%):
Federal National Mortgage Association (4.9%):
$511,000    0.00%, 07/01/02...............      511,000
                                            -----------
  Total Investments
    (Cost $10,567,398)(a)--101.4%            10,498,810
  Liabilities in excess of other
  assets--(1.4)%                               (145,827)
                                            -----------
  Net Assets--100.0%                        $10,352,983
                                            ===========

------------

*   Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $ 570,105
      Unrealized depreciation...................   (638,693)
                                                  ---------
      Net unrealized depreciation...............  $ (68,588)
                                                  =========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZOA GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

                                               MARKET
 SHARES                                        VALUE
---------                                    ----------
 COMMON STOCKS (83.1%):
Aerospace/Defense (1.1%):
     256    Boeing Co. ....................  $   11,520
     364    United Technologies Corp. .....      24,716
                                             ----------
                                                 36,236
                                             ----------
Automobiles (0.4%):
     912    Ford Motor Co. ................      14,592
                                             ----------
Banking/Financial Services (17.7%):
     502    Bank of America Corp. .........      35,321
   2,052    Citigroup, Inc. ...............      79,515
     798    Fannie Mae.....................      58,853
     570    Fifth Third Bancorp............      37,991
     456    FleetBoston Financial Corp. ...      14,752
     524    Household International,
              Inc. ........................      26,043
     866    J.P. Morgan Chase & Co. .......      29,375
     410    Legg Mason, Inc. ..............      20,229
     479    Lehman Brothers Holdings,
              Inc. ........................      29,947
     524    Merrill Lynch & Company,
              Inc. ........................      21,222
     456    Morgan Stanley Dean Witter &
              Co. .........................      19,644
   4,500    State Street Corp. ............     201,150
                                             ----------
                                                574,042
                                             ----------
Beverages (3.3%):
     314    Anheuser-Busch Companies,
              Inc. ........................      15,700
     604    Coca-Cola Co. .................      33,824
   1,231    PepsiCo, Inc. .................      59,334
                                             ----------
                                                108,858
                                             ----------
Biotechnology (1.2%):
     912    Amgen, Inc.*...................      38,195
                                             ----------
Chemicals (1.0%):
     456    E. I. du Pont de Nemours and
              Co. .........................      20,246
     198    Praxair, Inc. .................      11,280
                                             ----------
                                                 31,526
                                             ----------
Computers (6.4%):
   2,736    Cisco Systems, Inc.*...........      38,167
     643    Dell Computer Corp.*...........      16,808
     812    Hewlett-Packard Co. ...........      12,407
   1,751    Microsoft Corp.*...............      95,780
   1,334    Oracle Corp.*..................      12,633
     963    Symantec Corp.*................      31,635
                                             ----------
                                                207,430
                                             ----------
Diversified (0.4%):
     114    3M Co. ........................      14,022
                                             ----------
Electronics (3.3%):
     429    Analog Devices, Inc.*..........      12,741
     430    Applied Materials, Inc.*.......       8,179
   2,080    Intel Corp. ...................      38,002
     153    KLA-Tencor Corp.*..............       6,730
     524    Micron Technology, Inc.*.......      10,595
   1,368    Texas Instruments, Inc. .......      32,422
                                             ----------
                                                108,669
                                             ----------

                                               MARKET
 SHARES                                        VALUE
---------                                    ----------
COMMON STOCKS, CONTINUED
Food (0.3%):
      27    J.M. Smucker Co. ..............  $      922
     274    McDonald's Corp. ..............       7,795
                                             ----------
                                                  8,717
                                             ----------
Health Care (3.0%):
     239    Baxter International, Inc. ....      10,624
   1,140    Health Management Associates,
              Inc., Class A*...............      22,971
     931    Johnson & Johnson..............      48,653
     370    Medtronic, Inc. ...............      15,855
                                             ----------
                                                 98,103
                                             ----------
Household (1.8%):
     228    Colgate-Palmolive Co. .........      11,411
     228    Gillette Co. ..................       7,722
     148    Kimberly-Clark Corp. ..........       9,176
     342    Procter & Gamble Co. ..........      30,541
                                             ----------
                                                 58,850
                                             ----------
Insurance (1.6%):
     752    American International Group,
              Inc. ........................      51,309
                                             ----------
Manufacturing (4.6%):
     524    Avery Dennison Corp. ..........      32,881
     160    Caterpillar, Inc. .............       7,832
   2,850    General Electric Co. ..........      82,793
     296    Honeywell International,
              Inc. ........................      10,428
     228    Illinois Tool Works, Inc. .....      15,572
                                             ----------
                                                149,506
                                             ----------
Media (3.6%):
   1,254    AOL Time Warner, Inc.*.........      18,446
     616    Clear Channel Communications,
              Inc.*........................      19,724
     570    Gannett Company, Inc. .........      43,264
   1,368    Liberty Media Corp., Class
              A*...........................      13,680
     479    Viacom, Inc., Class B*.........      21,253
                                             ----------
                                                116,367
                                             ----------
 Metals/Mining (0.5%):
     456    Alcoa, Inc. ...................      15,116
                                             ----------
Oil/Gas (5.4%):
     486    Apache Corp. ..................      27,935
     296    ChevronTexaco Corp. ...........      26,196
   2,280    Exxon Mobil Corp. .............      93,297
     151    GlobalSantaFe Corp. ...........       4,130
      64    Patterson-UTI Energy, Inc.*....       1,807
     258    Royal Dutch Petroleum Co., NY
              Shares.......................      14,260
     200    Weatherford International,
              Inc.*........................       8,640
                                             ----------
                                                176,265
                                             ----------

See accompanying notes to the financial statements.
 16

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZOA GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)


                                               MARKET
 SHARES                                        VALUE
---------                                    ----------
COMMON STOCKS, CONTINUED
 Pharmaceuticals (6.1%):
   1,026    Abbott Laboratories............  $   38,629
     228    Cardinal Health, Inc. .........      14,001
     638    Merck & Company, Inc. .........      32,308
   2,342    Pfizer, Inc. ..................      81,971
     852    Pharmacia Corp. ...............      31,907
                                             ----------
                                                198,816
                                             ----------
Retail/Wholesale (9.3%):
     730    Costco Wholesale Corp.*........      28,193
     535    Home Depot, Inc. ..............      19,651
     355    Kohl's Corp.*..................      24,878
     752    Lowe's Companies, Inc. ........      34,141
   1,292    Pier 1 Imports, Inc. ..........      27,132
   1,450    Safeway, Inc.*.................      42,325
   1,038    Target Corp. ..................      39,548
   1,573    Wal-Mart Stores, Inc. .........      86,530
                                             ----------
                                                302,398
                                             ----------
 Services (4.1%):
     456    Automatic Data Processing,
              Inc. ........................      19,859
   1,186    Concord EFS, Inc.*.............      35,746
     293    Electronic Data Systems
              Corp. .......................      10,885
     502    First Data Corp. ..............      18,674
     456    Omnicom Group, Inc. ...........      20,885
     624    PeopleSoft, Inc.*..............       9,285
     747    Waste Management, Inc. ........      19,459
                                             ----------
                                                134,793
                                             ----------

 SHARES
   OR
PRINCIPAL                                      MARKET
 AMOUNT                                        VALUE
---------                                    ----------
COMMON STOCKS, CONTINUED
Telecommunications (1.9%):
     888    Motorola, Inc. ................  $   12,805
     684    Sprint Corp. (PCS Group)*......       3,057
     912    Verizon Communications,
              Inc. ........................      36,617
   9,000    Winstar Communications,
              Inc.*........................          --
   9,900    WorldCom, Inc.*................       8,217
                                             ----------
                                                 60,696
                                             ----------
Tobacco (1.4%):
   1,026    Philip Morris Companies,
              Inc. ........................      44,816
                                             ----------
Utilities (4.7%):
     456    Cinergy Corp. .................      16,411
     601    Dominion Resources, Inc. ......      39,786
   1,867    TXU Corp. .....................      96,244
                                             ----------
                                                152,441
                                             ----------
  Total Common Stocks                         2,701,763
                                             ----------
U.S. GOVERNMENT SPONSORED ENTERPRISE (12.3%):
Federal National Mortgage Association (12.3%):
$400,000    0.00%, 07/16/02................     399,720
                                             ----------
INVESTMENT COMPANY (4.6%):
 149,595    Valiant Sweep Account..........     149,595
                                             ----------
  Total Investments
    (Cost $3,972,076)(a)--100.0%              3,251,078
  Liabilities in excess of other
  assets--(0.0%)                                   (390)
                                             ----------
  Net Assets--100.0%                         $3,250,688
                                             ==========

------------

*   Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $ 101,675
      Unrealized depreciation...................   (822,673)
                                                  ---------
      Net unrealized depreciation...............  $(720,998)
                                                  =========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO RENAISSANCE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

                                              MARKET
 SHARES                                        VALUE
---------                                   -----------
 COMMON STOCKS (92.4%):
Airlines (2.9%):
  55,000    AMR Corp.*....................  $   927,300
  25,000    UAL Corp. ....................      286,000
                                            -----------
                                              1,213,300
                                            -----------
Automobiles (2.9%):
  40,000    Fiat SpA......................      502,096
   7,800    Navistar International
              Corp. ......................      249,600
  32,600    Visteon Corp. ................      462,920
                                            -----------
                                              1,214,616
                                            -----------
Banking/Financial Services (10.0%):
  42,000    AmeriCredit Corp.*............    1,178,100
  28,000    Household International,
              Inc. .......................    1,391,600
  42,000    J.P. Morgan Chase & Co. ......    1,424,640
  30,500    Metris Companies, Inc. .......      253,455
                                            -----------
                                              4,247,795
                                            -----------
Chemicals (5.5%):
  15,500    Crompton Corp. ...............      197,625
  20,000    Dow Chemical Co. .............      687,600
  14,000    FMC Corp.*....................      422,380
  48,300    IMC Global, Inc. .............      603,750
  58,400    Solutia, Inc. ................      409,968
                                            -----------
                                              2,321,323
                                            -----------
Computers (2.5%):
  36,300    Hewlett-Packard Co. ..........      554,664
 111,200    Maxtor Corp.*.................      502,624
                                            -----------
                                              1,057,288
                                            -----------
Electronics (11.1%):
  56,000    Advanced Micro Devices,
              Inc.*.......................      544,320
  10,000    Amkor Technology, Inc.*.......       62,200
   5,000    Arrow Electronics, Inc.*......      103,750
   5,000    Axcelis Technologies, Inc.*...       56,500
  31,000    Kulicke & Soffa Industries,
              Inc.*.......................      384,090
  43,000    Matsushita Electric Industrial
              Company, Ltd. ..............      586,559
 114,183    Micron Technology, Inc.*......    2,308,781
  52,400    Sanmina-SCI Corp.*............      330,644
  45,000    Solectron Corp.*..............      276,750
                                            -----------
                                              4,653,594
                                            -----------
Food (1.0%):
  22,000    Archer-Daniels-Midland Co. ...      281,380
  24,400    Tate & Lyle plc...............      130,547
                                            -----------
                                                411,927
                                            -----------
Health Care (6.4%):
  34,400    Aetna, Inc. ..................    1,650,168
  38,000    HEALTHSOUTH Corp.*............      486,020
  20,300    PacifiCare Health Systems,
              Inc.*.......................      552,160
                                            -----------
                                              2,688,348
                                            -----------

                                              MARKET
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Insurance (7.8%):
  38,500    ACE, Ltd. ....................  $ 1,216,600
  45,900    Allstate Corp. ...............    1,697,382
  15,500    American Financial Group,
              Inc. .......................      370,450
                                            -----------
                                              3,284,432
                                            -----------
Manufacturing (6.3%):
  46,100    CNH Global NV.................      185,783
  20,000    Goodyear Tire & Rubber Co. ...      374,200
  19,700    Hasbro, Inc. .................      267,132
   9,200    Rockwell Automation, Inc. ....      183,816
  55,000    Tyco International, Ltd. .....      743,050
  32,200    United States Steel Corp. ....      640,458
   7,900    York International Corp. .....      266,941
                                            -----------
                                              2,661,380
                                            -----------
Media (5.3%):
 224,500    Liberty Media Corp., Class
              A*..........................    2,245,000
                                            -----------
Metals/Mining (4.3%):
  47,200    Alcan, Inc. ..................    1,770,944
   3,000    Massey Energy Co. ............       38,100
                                            -----------
                                              1,809,044
                                            -----------
Oil/Gas (9.7%):
  18,000    Burlington Resources, Inc. ...      684,000
   7,300    Diamond Offshore Drilling,
              Inc. .......................      208,050
  24,600    El Paso Corp. ................      507,006
  17,700    Halliburton Co. ..............      282,138
   9,000    Nabors Industries, Ltd.*......      317,700
  41,000    Pride International, Inc.*....      642,060
  26,500    Rowan Companies, Inc. ........      568,425
  23,000    Valero Energy Corp. ..........      860,660
   5,000    Williams Companies, Inc. .....       29,950
                                            -----------
                                              4,099,989
                                            -----------
Paper/Forest Products (1.0%):
   3,000    Sappi, Ltd., ADR..............       42,060
  41,000    Tembec, Inc.*.................      388,191
                                            -----------
                                                430,251
                                            -----------
Retail/Wholesale (6.5%):
  19,600    Fleming Companies, Inc. ......      355,740
  89,400    J.C. Penney Company, Inc.
              (Holding Company)...........    1,968,588
  24,600    Toys "R" Us, Inc.*............      429,762
                                            -----------
                                              2,754,090
                                            -----------
Services (0.7%):
  25,000    Veritas DGC, Inc.*............      315,000
                                            -----------
 Telecommunications (0.6%):
  15,914    AT&T Corp. ...................      170,280
  40,000    Lucent Technologies, Inc. ....       66,400
 181,700    WorldCom, Inc.*...............       16,353
                                            -----------
                                                253,033
                                            -----------

See accompanying notes to the financial statements.
 18

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO RENAISSANCE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)


                                              MARKET
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
 Tobacco (0.5%):
   7,600    Loews Corp. -- Carolina
              Group.......................  $   205,580
                                            -----------
 Transportation (3.5%):
  26,700    CSX Corp. ....................      935,835
  23,700    Swift Transportation Company,
              Inc.*.......................      552,210
                                            -----------
                                              1,488,045
                                            -----------
Utilities (3.9%):
  20,000    Calpine Corp.*................      140,600
  85,400    PG&E Corp.*...................    1,527,806
                                            -----------
                                              1,668,406
                                            -----------
  Total Common Stocks                        39,022,441
                                            -----------

 SHARES
   OR
PRINCIPAL                                     MARKET
 AMOUNT                                        VALUE
---------                                   -----------
CORPORATE BOND (0.0%):
Telecommunications (0.0%):
$200,000    Adelphia Communications Corp.
              (b), 6.00%, 02/15/06........  $    17,000
                                            -----------
INVESTMENT COMPANY (0.9%):
   4,000    Standard & Poors Depositary
              Receipt Trust Series 1......      395,840
                                            -----------
  Total Investments
     (Cost $43,184,312)(a)--93.3%            39,435,281
  Other assets in excess of
liabilities--6.7%                             2,847,753
                                            -----------
  Net Assets--100.0%                        $42,283,034
                                            ===========

------------

*   Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $ 1,211,099
      Unrealized depreciation...................   (4,960,130)
                                                  -----------
      Net unrealized depreciation...............  $(3,749,031)
                                                  ===========

(b)  Defaulted Security.

      COUNTRY                                     PERCENTAGE
      -------                                     ----------
      United States.............................     90.9%
      Canada....................................      5.4%
      Japan.....................................      1.5%
      Italy.....................................      1.3%
      Netherlands...............................      0.5%
      United Kingdom............................      0.3%
      South Africa..............................      0.1%
                                                    -----
                                                    100.0%

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)


                                              MARKET
 SHARES                                        VALUE
---------                                   -----------
 COMMON STOCKS (96.3%):
Airlines (3.0%):
  18,600    AMR Corp.*....................  $   313,596
   8,000    UAL Corp. ....................       91,520
                                            -----------
                                                405,116
                                            -----------
Automobiles (0.5%):
  10,000    Nissan Motor Company, Ltd. ...       69,247
                                            -----------
Banking/Financial Services (12.0%):
  17,600    Household International,
              Inc. .......................      874,720
  21,500    J.P. Morgan Chase & Co. ......      729,280
                                            -----------
                                              1,604,000
                                            -----------
Chemicals (5.3%):
  20,832    Dow Chemical Co. .............      716,204
                                            -----------
Computers (3.0%):
  26,137    Hewlett-Packard Co. ..........      399,373
                                            -----------
Electronics (8.7%):
  18,000    Matsushita Electric Industrial
              Company, Ltd. ..............      245,536
  45,482    Micron Technology, Inc.*......      919,647
                                            -----------
                                              1,165,183
                                            -----------
Food (0.3%):
   3,500    Archer-Daniels-Midland Co. ...       44,765
                                            -----------
Insurance (13.4%):
  15,900    ACE, Ltd. ....................      502,440
  18,000    Allstate Corp. ...............      665,640
   6,300    CIGNA Corp. ..................      613,746
                                            -----------
                                              1,781,826
                                            -----------
 Manufacturing (3.5%):
  35,000    Tyco International, Ltd. .....      472,850
                                            -----------
Media (6.8%):
  91,200    Liberty Media Corp., Class
              A*..........................      912,000
                                            -----------
Metals/Mining (5.6%):
  20,000    Alcan, Inc. ..................      750,400
                                            -----------
Oil/Gas (12.1%):
   8,000    Burlington Resources, Inc. ...      304,000
  30,300    El Paso Corp. ................      624,483
  11,000    Halliburton Co. ..............      175,340
   8,800    Nabors Industries, Ltd.*......      310,640
   6,000    Petroleo Brasileiro SA, ADR...      104,400
   2,500    Rowan Companies, Inc. ........       53,625
   1,000    Schlumberger, Ltd. ...........       46,500
                                            -----------
                                              1,618,988
                                            -----------

 SHARES
   OR
PRINCIPAL                                     MARKET
 AMOUNT                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Pharmaceuticals (3.5%):
   4,000    Bristol-Myers Squibb Co. .....  $   102,800
  15,000    Schering-Plough Corp. ........      369,000
                                            -----------
                                                471,800
                                            -----------
Retail/Wholesale (4.7%):
  28,400    J.C. Penney Company, Inc.
              (Holding Company)...........      625,368
                                            -----------
Services (1.4%):
   3,000    Electronic Data Systems
              Corp. ......................      111,450
     900    Hewitt Associates, Inc., Class
              A*..........................       20,970
   2,000    Waste Management, Inc. .......       52,100
                                            -----------
                                                184,520
                                            -----------
Telecommunications (6.1%):
  63,428    AT&T Corp. ...................      678,680
  83,000    Lucent Technologies, Inc. ....      137,780
  85,100    WorldCom, Inc.*...............        7,659
                                            -----------
                                                824,119
                                            -----------
Transportation (3.3%):
  12,800    CSX Corp. ....................      448,640
                                            -----------
Utilities (3.1%):
  23,100    PG&E Corp.*...................      413,259
                                            -----------
  Total Common Stocks                        12,907,658
                                            -----------
CORPORATE BOND (0.1%):
Telecommunications (0.1%):
$100,000    WorldCom, Inc., 7.55%,
              04/01/04....................       16,000
                                            -----------
INVESTMENT COMPANY (0.1%):
     300    iShares Russell 1000 Value
              Index Fund..................       15,660
                                            -----------
  Total Investments
    (Cost $14,723,584)(a)--96.5%             12,939,318
  Other assets in excess of
liabilities--3.5%                               466,367
                                            -----------
  Net Assets--100.0%                        $13,405,685
                                            ===========

See accompanying notes to the financial statements.
 20

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)

------------

*   Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation...................  $   282,235
      Unrealized depreciation...................   (2,066,501)
                                                  -----------
      Net unrealized depreciation...............  $(1,784,266)
                                                  ===========

      COUNTRY                                     PERCENTAGE
      -------                                     ----------
      United States.............................     91.0%
      Canada....................................      5.8%
      Japan.....................................      2.4%
      Brazil....................................      0.8%
                                                    -----
                                                    100.0%

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

                                              MARKET
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS (89.3%):
Consumer Discretionary (22.3%):
     7,590   Amazon.com, Inc.*............  $   123,338
     1,690   AutoZone, Inc.*..............      130,637
     4,490   Bed Bath & Beyond, Inc.*.....      169,453
     1,780   Best Buy Company, Inc.*......       64,614
     2,110   Costco Wholesale Corp.*......       81,488
     2,530   Darden Restaurants, Inc. ....       62,491
     5,060   eBay, Inc.*..................      311,796
     1,690   Gannett Company, Inc. .......      128,271
     3,370   General Motors Corp. ........      180,127
     2,530   Harley-Davidson, Inc. .......      129,713
     1,500   Harrah's Entertainment,
               Inc.*......................       66,525
     2,950   Kohl's Corp.*................      206,736
     2,240   Lennar Corp. ................      137,088
     2,950   Limited, Inc. ...............       62,835
     6,580   Lowe's Companies, Inc. ......      298,731
     1,690   MGM Mirage*..................       57,038
     5,900   Office Depot, Inc.*..........       99,120
     1,690   Ross Stores, Inc. ...........       68,868
     2,950   Sears, Roebuck & Co. ........      160,185
     4,220   Staples, Inc.*...............       83,134
     6,750   Starbucks Corp.*.............      167,738
     2,110   Starwood Hotels & Resorts
               Worldwide, Inc. ...........       69,398
     5,900   Viacom, Inc., Class B*.......      261,783
     5,060   Wal-Mart Stores, Inc. .......      278,350
     2,280   YUM! Brands, Inc.*...........       66,690
                                            -----------
                                              3,466,147
                                            -----------
Consumer Staples (8.2%):
     3,650   Anheuser-Busch Companies,
               Inc. ......................      182,500
     1,690   Avon Products, Inc. .........       88,286
     2,530   Coca-Cola Co. ...............      141,680
     3,370   Kraft Foods, Inc., Class A...      138,002
     3,370   PepsiCo, Inc. ...............      162,434
     2,770   Philip Morris Companies,
               Inc. ......................      120,994
     3,550   Procter & Gamble Co. ........      317,014
     3,610   Walgreen Co. ................      139,454
                                            -----------
                                              1,290,364
                                            -----------
Energy (6.1%):
       950   Anadarko Petroleum Corp. ....       46,835
     2,950   Apache Corp. ................      169,565
     3,370   Baker Hughes, Inc. ..........      112,187
     4,220   BJ Services Co.*.............      142,974
     1,100   Devon Energy Corp. ..........       54,208
     1,800   Noble Corp.*.................       69,480
     2,110   Smith International, Inc.*...      143,881
     2,950   Transocean, Inc. ............       91,893
     2,950   Weatherford International,
               Inc.*......................      127,440
                                            -----------
                                                958,463
                                            -----------

                                              MARKET
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Financials (7.7%):
     4,950   American Express Co. ........  $   179,784
     1,260   Arthur J. Gallagher & Co. ...       43,659
     1,690   Bank of America Corp. .......      118,908
     1,260   Fannie Mae...................       92,925
     1,690   Fifth Third Bancorp..........      112,639
     2,110   MBNA Corp. ..................       69,778
     1,180   North Fork Bancorporation,
               Inc. ......................       46,976
     1,520   Progressive Corp. ...........       87,932
       840   Prudential Financial,
               Inc.*......................       28,022
     3,370   SouthTrust Corp. ............       88,024
     2,110   Wachovia Corp. ..............       80,560
     1,350   Washington Mutual, Inc. .....       50,099
     4,220   Wells Fargo & Co. ...........      211,253
                                            -----------
                                              1,210,559
                                            -----------
Health Care (14.2%):
     2,110   AmerisourceBergen Corp. .....      160,360
     1,700   Baxter International,
               Inc. ......................       75,565
     2,700   Boston Scientific Corp.*.....       79,164
     1,690   Express Scripts, Inc.*.......       84,686
     1,100   Forest Laboratories, Inc.*...       77,880
     5,900   Gilead Sciences, Inc.*.......      193,992
     4,420   HCA-The Healthcare Co. ......      209,949
     3,170   Johnson & Johnson............      165,664
     2,530   Medtronic, Inc. .............      108,411
     3,100   Millennium Pharmaceuticals,
               Inc.*......................       37,665
     1,850   Pfizer, Inc. ................       64,750
     1,690   Quest Diagnostics, Inc.*.....      145,425
     1,260   St. Jude Medical, Inc.*......       93,051
     3,370   Tenet Healthcare Corp.*......      241,123
     3,370   UnitedHealth Group, Inc. ....      308,523
     1,760   WellPoint Health Networks,
               Inc.*......................      136,946
     1,260   Zimmer Holdings, Inc.*.......       44,932
                                            -----------
                                              2,228,086
                                            -----------
Industrials (11.7%):
     1,690   3M Co. ......................      207,870
     3,160   Apollo Group, Inc., Class
               A*.........................      124,567
     6,750   Concord EFS, Inc.*...........      203,445
     1,260   Danaher Corp. ...............       83,601
     5,060   First Data Corp. ............      188,232
     1,610   General Dynamics Corp. ......      171,224
     3,370   General Electric Co. ........       97,899
     2,110   H&R Block, Inc. .............       97,377
     1,860   L-3 Communications Holdings,
               Inc.*......................      100,440
     4,220   Lockheed Martin Corp. .......      293,289
       900   Northrop Grumman Corp. ......      112,500
     1,750   Southwest Airlines Co. ......       28,280

See accompanying notes to the financial statements.
 22

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)


                                              MARKET
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Industrials, continued
     1,760   United Technologies Corp. ...  $   119,504
                                            -----------
                                              1,828,228
                                            -----------
Information Technology (18.3%):
     1,690   Affiliated Computer Services,
               Inc., Class A*.............       80,241
    12,500   Applied Materials, Inc.*.....      237,750
     4,520   Broadcom Corp., Class A*.....       79,281
    13,220   Cisco Systems, Inc.*.........      184,419
     6,750   Dell Computer Corp.*.........      176,445
     4,220   Electronic Arts, Inc.*.......      278,730
     2,750   Intuit, Inc.*................      136,730
     4,460   Linear Technology Corp. .....      140,178
     3,570   Maxim Integrated Products,
               Inc.*......................      136,838
     7,585   Microchip Technology,
               Inc.*......................      208,057
     4,500   Micron Technology, Inc.*.....       90,990
     3,640   Microsoft Corp.*.............      199,108
    12,650   Motorola, Inc. ..............      182,413
     2,720   Novellus Systems, Inc.*......       92,480
     5,550   Oracle Corp.*................       52,559
     2,530   QLogic Corp.*................       96,393

  SHARES
    OR
PRINCIPAL                                     MARKET
  AMOUNT                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Information Technology, continued
     2,530   Symantec Corp.*..............  $    83,111
     1,800   Synopsys, Inc.*..............       98,658
     8,430   Texas Instruments, Inc. .....      199,791
     7,590   Yahoo! Inc.*.................      112,028
                                            -----------
                                              2,866,200
                                            -----------
Materials (0.8%):
       610   Ball Corp. ..................       25,303
     1,260   Newmont Mining Corp. ........       33,176
     1,010   Nucor Corp. .................       65,690
                                            -----------
                                                124,169
                                            -----------
  Total Common Stocks                        13,972,216
                                            -----------
U.S. GOVERNMENT SPONSORED ENTERPRISE (11.0%):
Federal National Mortgage Association (11.0%):
$1,723,000   0.00%, 07/01/02..............    1,723,000
                                            -----------
  Total Investments
    (Cost $16,016,234) (a)--100.3%           15,695,216
  Liabilities in excess of other
  assets--(0.3)%                                (54,411)
                                            -----------
  Net Asset--100.0%                         $15,640,805
                                            ===========

------------

*   Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $ 550,018
      Unrealized depreciation...................   (871,036)
                                                  ---------
      Net unrealized depreciation...............  $(321,018)
                                                  =========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

                                              MARKET
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS (94.4%):
Consumer Discretionary (10.1%):
    27,150   Federated Department Stores,
               Inc.*......................  $ 1,077,855
    56,110   Gap, Inc. ...................      796,762
    24,850   Interpublic Group of
               Companies, Inc. ...........      615,286
    19,190   Limited, Inc. ...............      408,747
    27,760   McDonald's Corp. ............      789,772
     8,200   Toys "R" Us, Inc.*...........      143,254
    25,960   Walt Disney Co. .............      490,644
     2,650   Zale Corp.*..................       96,063
                                            -----------
                                              4,418,383
                                            -----------
Consumer Staples (9.3%):
    15,530   Coca-Cola Enterprises,
               Inc. ......................      342,902
    24,930   ConAgra Foods, Inc. .........      689,315
    13,660   CVS Corp. ...................      417,996
     5,120   Kimberly-Clark Corp. ........      317,440
    36,790   Kroger Co.*..................      732,121
     9,530   Philip Morris Companies,
               Inc. ......................      416,270
     8,300   Safeway, Inc.*...............      242,277
    43,170   Sara Lee Corp. ..............      891,029
                                            -----------
                                              4,049,350
                                            -----------
Energy (13.6%):
    26,360   BP plc, ADR..................    1,330,916
     6,630   ChevronTexaco Corp. .........      586,755
    34,950   Conoco, Inc. ................      971,610
    14,010   Diamond Offshore Drilling,
               Inc. ......................      399,285
   101,830   Halliburton Co. .............    1,623,171
    21,370   Schlumberger, Ltd. ..........      993,705
                                            -----------
                                              5,905,442
                                            -----------
Financials (15.5%):
    10,700   Allstate Corp. ..............      395,686
     5,160   Ambac Financial Group,
               Inc. ......................      346,752
     5,800   Aon Corp. ...................      170,984
    12,200   Bank of America Corp. .......      858,392
     3,165   Capital One Financial
               Corp. .....................      193,223
     4,590   Chubb Corp. .................      324,972
    10,740   Citigroup, Inc. .............      416,175
     1,600   Fannie Mae...................      118,000
     4,170   Fleet Boston Financial
               Corp. .....................      134,900
    20,620   Freddie Mac..................    1,261,944
     1,800   Goldman Sachs Group, Inc. ...      132,030
       920   Instinet Group, Inc.*........        5,998
     5,980   J.P. Morgan Chase & Co. .....      202,842
     2,900   LandAmerica Financial Group,
               Inc. ......................       91,350
    11,380   Merrill Lynch & Company,
               Inc. ......................      460,890
     2,400   PNC Financial Services
               Group......................      125,472
     3,560   Principal Financial Group,
               Inc.*......................      110,360
    13,620   Stilwell Financial, Inc. ....      247,884
     2,890   SunTrust Banks, Inc. ........      195,711

                                              MARKET
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Financials, continued
     7,550   Torchmark Corp. .............  $   288,410
     3,635   UnumProvident Corp. .........       92,511
     4,695   Washington Mutual, Inc. .....      174,231
     6,890   Wells Fargo & Co. ...........      344,913
                                            -----------
                                              6,693,630
                                            -----------
Health Care (9.6%):
    10,920   Aetna, Inc. .................      523,832
    36,600   Bristol-Myers Squibb Co. ....      940,620
     7,000   GlaxoSmithKline plc, ADR.....      301,980
     3,740   HCA-The Healthcare Co. ......      177,650
     8,510   Merck & Company, Inc. .......      430,946
    19,030   Pharmacia Corp. .............      712,674
     4,270   Roche Holding AG, ADR........      322,798
    16,860   Schering-Plough Corp. .......      414,756
     7,190   Wyeth........................      368,128
                                            -----------
                                              4,193,384
                                            -----------
Industrials (0.7%):
       950   AMR Corp.*...................       16,017
     7,220   Burlington Northern Santa Fe
               Corp. .....................      216,600
       357   CP Ships, Ltd. ..............        3,641
     3,160   Waste Management, Inc. ......       82,318
                                            -----------
                                                318,576
                                            -----------
Information Technology (13.3%):
     3,600   Amdocs, Ltd.*................       27,180
     9,100   Andrew Corp.*................      130,403
     4,160   BMC Software, Inc.*..........       69,056
    16,030   Check Point Software
               Technologies, Ltd.*........      217,367
    15,826   Cisco Systems, Inc.*.........      220,773
    11,540   Cognex Corp.*................      231,377
    23,685   Comverse Technology, Inc.*...      219,323
    14,670   Credence Systems Corp.*......      260,686
     3,800   Dell Computer Corp.*.........       99,332
     1,570   Electronic Data Systems
               Corp. .....................       58,326
    10,760   Electronics for Imaging,
               Inc.*......................      171,192
    32,975   Flextronics International,
               Ltd.*......................      235,112
    30,449   Hewlett-Packard Co. .........      465,260
     1,690   International Business
               Machines Corp. ............      121,680
    12,020   Jabil Circuit, Inc.*.........      253,742
    94,840   JDS Uniphase Corp.*..........      253,223
     5,110   KEMET Corp.*.................       91,265
     5,875   Lexmark International,
               Inc.*......................      319,600
    52,540   LM Ericsson AB, ADR*.........       75,658
     2,750   Microsoft Corp.*.............      150,425
    83,790   Motorola, Inc. ..............    1,208,251
     7,450   Nokia Corp., ADR.............      107,876
       790   Novellus Systems, Inc.*......       26,860
     2,115   SanDisk Corp.*...............       26,226

See accompanying notes to the financial statements.
 24

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)


                                              MARKET
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Information Technology, continued
    31,600   Sanmina Corp.*...............  $   199,396
    83,900   Solectron Corp.*.............      515,984
     1,190   SunGard Data Systems,
               Inc.*......................       31,511
                                            -----------
                                              5,787,084
                                            -----------
Materials (6.7%):
    13,780   Barrick Gold Corp. ..........      261,682
     8,190   Boise Cascade Corp. .........      282,801
    24,360   Dow Chemical Co. ............      837,496
    14,490   Freeport-McMoRan Copper &
               Gold Inc., Class B*........      258,647
    16,100   International Paper Co. .....      701,637
    16,250   Placer Dome, Inc. ...........      182,163
     2,540   Sealed Air Corp.*............      102,286
    15,230   United States Steel Corp. ...      302,925
                                            -----------
                                              2,929,637
                                            -----------
Telecommunication Services (6.1%):
    65,060   AT&T Corp. ..................      696,142
     5,242   AT&T Wireless Services,
               Inc.*......................       30,666
    13,070   Deutsche Telekom AG, ADR.....      121,682
    60,600   Qwest Communications
               International, Inc. .......      169,680
   110,510   Sprint Corp. ................    1,172,511
    32,430   Sprint Corp. (PCS Group)*....      144,962
     8,200   Verizon Communications,
               Inc. ......................      329,230
                                            -----------
                                              2,664,873
                                            -----------

  SHARES
    OR
PRINCIPAL                                     MARKET
  AMOUNT                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Utilities (9.5%):
     6,850   American Electric Power
               Company, Inc. .............  $   274,137
     7,190   Constellation Energy Group,
               Inc. ......................      210,955
     5,290   Duke Energy Corp. ...........      164,519
    13,160   Exelon Corp. ................      688,268
     3,770   IDACORP, Inc. ...............      104,429
     3,590   OGE Energy Corp. ............       82,067
     4,640   Public Service Enterprise
               Group, Inc. ...............      200,912
    65,840   Reliant Energy, Inc. ........    1,112,695
    19,090   Scottish Power plc, ADR......      408,526
     5,480   Southern Co. ................      150,152
    13,910   TXU Corp. ...................      717,061
     1,440   Xcel Energy, Inc. ...........       24,149
                                            -----------
                                              4,137,870
                                            -----------
  Total Common Stocks                        41,098,229
                                            -----------
U.S. GOVERNMENT SPONSORED ENTERPRISE (7.4%):
Federal National Mortgage Association (7.4%):
$3,226,000   0.00%, 07/01/02..............    3,226,000
                                            -----------
  Total Investments
    (Cost $48,247,149)(a)--101.8%            44,324,229
  Liabilities in excess of other
  assets--(1.8)%                               (771,906)
                                            -----------
  Net Assets--100.0%                        $43,552,323
                                            ===========

------------

*   Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation...................  $ 1,572,272
      Unrealized depreciation...................   (5,495,192)
                                                  -----------
      Net unrealized depreciation...............  $(3,922,920)
                                                  ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)


                                               MARKET
 SHARES                                        VALUE
---------                                    ----------
 COMMON STOCKS (86.4%):
Aerospace/Defense (7.4%):
   1,500    General Dynamics Corp. ........  $  159,525
   5,000    Lockheed Martin Corp. .........     347,500
                                             ----------
                                                507,025
                                             ----------
Automobiles (1.9%):
   2,500    General Motors Corp. ..........     133,625
                                             ----------
Banking/Financial Services (13.6%):
   5,000    American Express Co. ..........     181,600
   3,500    Bank of America Corp. .........     246,260
   5,000    Citigroup, Inc. ...............     193,750
   2,500    Fifth Third Bancorp............     166,625
   2,500    Freddie Mac....................     153,000
                                             ----------
                                                941,235
                                             ----------
Beverages (2.5%):
   3,500    PepsiCo, Inc. .................     168,700
                                             ----------
Chemicals (2.3%):
   3,500    E. I. du Pont de Nemours and
              Co. .........................     155,400
                                             ----------
Computers (2.0%):
   2,500    Microsoft Corp.*...............     136,750
                                             ----------
Diversified (3.6%):
   2,000    3M Co. ........................     246,000
                                             ----------
Food (3.0%):
   5,000    Kraft Foods, Inc., Class A.....     204,750
                                             ----------
Health Care (8.9%):
   2,500    Johnson & Johnson..............     130,650
   3,500    Tenet Healthcare Corp.*........     250,425
   2,500    UnitedHealth Group, Inc. ......     228,875
                                             ----------
                                                609,950
                                             ----------
Insurance (2.5%):
   2,000    XL Capital, Ltd., Class A......     169,400
                                             ----------
Metals/Mining (2.9%):
   7,500    Newmont Mining Corp. ..........     197,475
                                             ----------
Oil/Gas (8.5%):
   2,500    ChevronTexaco Corp. ...........     221,250
   5,000    Exxon Mobil Corp. .............     204,600
   5,160    Kinder Morgan Management,
              LLC*.........................     157,380
                                             ----------
                                                583,230
                                             ----------
Paper/Forest Products (2.2%):
   3,500    International Paper Co. .......     152,530
                                             ----------

 SHARES
   OR
PRINCIPAL                                      MARKET
 AMOUNT                                        VALUE
---------                                    ----------
COMMON STOCKS, CONTINUED
 Real Estate Investment Trusts (8.5%):
   5,000    Boston Properties, Inc. .......  $  199,750
   5,000    Equity Office Properties
              Trust........................     150,500
   5,000    Vornado Realty Trust...........     231,000
                                             ----------
                                                581,250
                                             ----------
Retail/Wholesale (4.8%):
   3,500    Target Corp. ..................     133,350
   3,500    Wal-Mart Stores, Inc. .........     192,535
                                             ----------
                                                325,885
                                             ----------
Services (7.1%):
   7,500    Concord EFS, Inc.*.............     226,050
   7,000    First Data Corp. ..............     260,400
                                             ----------
                                                486,450
                                             ----------
Telecommunications (1.5%):
   2,500    Verizon Communications,
              Inc. ........................     100,375
                                             ----------
Tobacco (3.2%):
   5,000    Philip Morris Companies,
              Inc. ........................     218,400
                                             ----------
  Total Common Stocks                         5,918,430
                                             ----------
PREFERRED STOCKS (3.0%):
Aerospace/Defense (1.3%):
   2,500    Coltec Capital Trust...........      91,250
                                             ----------
Automobiles (1.3%):
   3,500    General Motors, Series B.......      91,945
                                             ----------
Banking/Financial Services (1.7%):
   2,000    Ford Motor Co. Capital Trust
              II...........................     112,500
                                             ----------
  Total Preferred Stocks                        295,695
                                             ----------
CORPORATE BONDS (5.1%):
Diversified (3.6%):
$250,000    Cendant Corp., 3.875%,
              11/27/11.....................     245,313
                                             ----------
Health Care (1.5%):
 100,000    Lifepoint Hospitals, Inc.,
              4.50%, 06/01/09..............     103,500
                                             ----------
  Total Corporate Bonds                         348,813
                                             ----------
  Total Investments
    (Cost $6,583,102)(a)--95.8%               6,562,938
  Other assets in excess of
liabilities--4.2%                               290,973
                                             ----------
  Net Assets--100.0%                         $6,853,911
                                             ==========

------------

*   Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation...................  $ 323,316
      Unrealized depreciation...................   (343,480)
                                                  ---------
      Net unrealized depreciation...............  $ (20,164)
                                                  =========

See accompanying notes to the financial statements.
 26

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

                                              MARKET
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS (93.4%):
Consumer Discretionary (9.7%):
     4,970   Dana Corp. ..................  $    92,094
     4,220   Federated Department Stores,
               Inc.*......................      167,534
    18,270   Ford Motor Co. ..............      292,320
    16,460   Hilton Hotels Corp. .........      228,794
    13,790   Interpublic Group of
               Companies, Inc.............      341,440
     4,360   Magna International, Inc.,
               Class A....................      300,186
    10,700   McDonald's Corp. ............      304,415
    16,120   Philips Electronics NV--NY
               Shares.....................      444,913
       720   Regal Entertainment Group,
               Class A*...................       16,790
     7,490   Target Corp. ................      285,369
    16,630   Walt Disney Co. .............      314,307
                                            -----------
                                              2,788,162
                                            -----------
Consumer Staples (7.1%):
     8,640   Coca-Cola Co. ...............      483,839
    10,410   CVS Corp. ...................      318,546
     5,480   Gillette Co. ................      185,608
     9,170   PepsiCo, Inc. ...............      441,994
     6,070   Philip Morris Companies,
               Inc. ......................      265,138
     4,010   Procter & Gamble Co. ........      358,093
                                            -----------
                                              2,053,218
                                            -----------
Energy (14.4%):
     4,620   Anadarko Petroleum Corp. ....      227,766
     3,582   Apache Corp. ................      205,893
    12,150   BP plc, ADR..................      613,454
     8,000   Burlington Resources,
               Inc. ......................      304,000
     9,350   ENSCO International, Inc. ...      254,881
     5,630   EOG Resources, Inc. .........      223,511
    22,302   Exxon Mobil Corp. ...........      912,598
     5,380   Noble Energy, Inc. ..........      193,949
     5,564   Phillips Petroleum Co. ......      327,608
    11,040   Schlumberger, Ltd. ..........      513,360
     5,940   Transocean, Inc. ............      185,031
     4,800   Valero Energy Corp. .........      179,616
                                            -----------
                                              4,141,667
                                            -----------
Financials (22.3%):
    13,480   A.G. Edwards, Inc. ..........      523,968
    27,200   Allstate Corp. ..............    1,005,856
    13,170   Bank of America Corp. .......      926,641
     3,220   Fannie Mae...................      237,475
    11,860   Hartford Financial Services
               Group, Inc. ...............      705,314
     8,740   J.P. Morgan Chase & Co. .....      296,461
     6,710   Jefferson-Pilot Corp. .......      315,370

                                              MARKET
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Financials, continued
     3,130   John Hancock Financial
               Services, Inc..............  $   110,176
     4,120   Lincoln National Corp. ......      173,040
     9,730   MetLife, Inc. ...............      280,224
     5,540   PNC Financial Services
               Group......................      289,631
     3,430   Principal Financial Group,
               Inc.*......................      106,330
    10,170   Prudential Financial,
               Inc.*......................      339,271
     6,870   SAFECO Corp. ................      212,214
     4,700   SunTrust Banks, Inc. ........      318,284
     8,840   Travelers Property Casualty
               Corp., Class A*............      156,468
     5,090   Wachovia Corp. ..............      194,336
     4,360   Wells Fargo & Co. ...........      218,262
                                            -----------
                                              6,409,321
                                            -----------
Health Care (9.0%):
     8,590   Aetna, Inc. .................      412,061
     2,430   Anthem, Inc.*................      163,976
     6,830   Bausch & Lomb, Inc. .........      231,196
     4,790   Beckman Coulter, Inc. .......      239,021
    12,020   Bristol-Myers Squibb Co. ....      308,914
     4,730   Johnson & Johnson............      247,190
     5,890   Mylan Laboratories, Inc. ....      184,652
     9,300   Pharmacia Corp. .............      348,285
     3,070   Roche Holding AG, ADR........      232,082
     9,190   Schering-Plough Corp. .......      226,074
                                            -----------
                                              2,593,451
                                            -----------
Industrials (9.9%):
     4,940   3M Co. ......................      607,620
    13,700   Equifax, Inc. ...............      369,900
     8,610   Ingersoll Rand Co. ..........      393,133
    20,760   Norfolk Southern Corp. ......      485,369
     7,400   Raytheon Co. ................      301,550
     4,480   Textron, Inc. ...............      210,112
     7,290   Union Pacific Corp. .........      461,311
       600   W.W. Grainger, Inc. .........       30,060
                                            -----------
                                              2,859,055
                                            -----------
Information Technology (6.6%):
    19,020   Avaya, Inc.*.................       94,149
     9,350   Computer Sciences Corp.*.....      446,929
     9,910   Electronic Data Systems
               Corp. .....................      368,157
    38,930   Lucent Technologies, Inc. ...       64,624
     8,020   Microsoft Corp.*.............      438,694
    20,600   Motorola, Inc. ..............      297,052
    18,580   Oracle Corp.*................      175,953
                                            -----------
                                              1,885,558
                                            -----------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)


                                              MARKET
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Materials (6.5%):
    10,380   Dow Chemical Co. ............  $   356,864
     7,010   E. I. du Pont de Nemours and
               Co. .......................      311,244
    14,840   Newmont Mining Corp. ........      390,737
     7,510   Phelps Dodge Corp. ..........      309,412
     3,850   Rohm and Haas Co. ...........      155,887
     5,770   Temple-Inland, Inc. .........      333,852
                                            -----------
                                              1,857,996
                                            -----------
Telecommunication Services (3.5%):
    17,130   AT&T Corp. ..................      183,291
    62,000   Qwest Communications
               International, Inc.........      173,600
    42,190   Sprint Corp. ................      447,636
     5,180   Verizon Communications,
               Inc. ......................      207,977
                                            -----------
                                              1,012,504
                                            -----------
Utilities (4.4%):
     5,620   Allegheny Energy, Inc. ......      144,715
     7,760   American Electric Power
               Company, Inc...............      310,555
    11,900   Aquila, Inc. ................       95,200

  SHARES
    OR
PRINCIPAL                                     MARKET
  AMOUNT                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Utilities, continued
     7,590   Exelon Corp. ................  $   396,957
    11,410   Reliant Energy, Inc. ........      192,829
    15,910   Reliant Resources, Inc.*.....      139,213
                                            -----------
                                              1,279,469
                                            -----------
  Total Common Stocks                        26,880,401
                                            -----------
PREFERRED STOCKS (0.7%):
Financials (0.7%):
     3,320   Ford Motor Co. Capital Trust
               II.........................      186,750
                                            -----------
Information Technology (0.0%):
        22   Lucent Technologies, Inc. ...       10,670
                                            -----------
  Total Preferred Stocks                        197,420
                                            -----------
U.S. GOVERNMENT SPONSORED ENTERPRISE (6.5%):
Federal National Mortgage Association (6.5%):
$1,866,000   0.00%, 07/01/02..............    1,866,000
                                            -----------
  Total Investments
    (Cost $29,733,912)(a)--100.6%            28,943,821
  Liabilities in excess of other
  assets--(0.6)%                               (178,183)
                                            -----------
  Net Assets--100.0%                        $28,765,638
                                            ===========

------------

*   Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation...................  $ 1,513,824
      Unrealized depreciation...................   (2,303,915)
                                                  -----------
      Net unrealized depreciation...............  $  (790,091)
                                                  ===========

See accompanying notes to the financial statements.
 28

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCE CAPITAL GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

                                             MARKET
 SHARES                                       VALUE
--------                                   -----------
COMMON STOCKS (94.7%):
Aerospace/Defense (2.3%):
   3,500   United Technologies Corp. ....  $   237,650
                                           -----------
Banking/Financial Services (28.0%):
   7,000   Bank of America Corp. ........      492,520
   5,100   Bank One Corp. ...............      196,248
  11,800   Citigroup, Inc. ..............      457,250
   3,200   Fannie Mae....................      236,000
   7,500   Household International,
             Inc. .......................      372,750
  13,400   J.P. Morgan Chase & Co. ......      454,528
   3,600   KeyCorp.......................       98,280
   6,400   MBNA Corp. ...................      211,648
   1,100   Merrill Lynch & Company,
             Inc. .......................       44,550
     800   MGIC Investment Corp. ........       54,240
   1,600   National City Corp. ..........       53,200
   2,600   PMI Group, Inc. ..............       99,320
   4,800   Washington Mutual, Inc. ......      178,128
                                           -----------
                                             2,948,662
                                           -----------
Beverages (2.8%):
   6,000   Anheuser-Busch Companies,
             Inc. .......................      300,000
                                           -----------
Chemicals (2.7%):
   3,200   E. I. du Pont de Nemours and
             Co. ........................      142,080
   9,600   Lyondell Chemical Co. ........      144,960
                                           -----------
                                               287,040
                                           -----------
Communications Equipment (1.2%):
  17,100   Juniper Networks, Inc.*.......       96,615
  20,400   Lucent Technologies, Inc. ....       33,864
                                           -----------
                                               130,479
                                           -----------
Computer Software (0.2%):
   1,300   VERITAS Software Corp.*.......       25,727
                                           -----------
Electronics (3.8%):
     269   Agere Systems, Inc., Class
             A*..........................          377
   6,614   Agere Systems, Inc., Class
             B*..........................        9,921
   6,400   Altera Corp.*.................       87,040
   3,250   Flextronics International,
             Ltd.*.......................       23,173
   8,600   Micron Technology, Inc.*......      173,891
  16,600   Solectron Corp.*..............      102,090
                                           -----------
                                               396,492
                                           -----------
Health Care (6.6%):
   3,200   Abbott Laboratories...........      120,480
   8,600   Applera Corp.--Applied
             Biosystems Group............      167,614
     500   Cardinal Health, Inc. ........       30,705
     800   HCA, Inc. ....................       38,000
   2,700   Tenet Healthcare Corp.*.......      193,185
   1,900   WellPoint Health Networks,
             Inc.*.......................      147,839
                                           -----------
                                               697,823
                                           -----------

                                             MARKET
 SHARES                                       VALUE
--------                                   -----------
COMMON STOCKS, CONTINUED
Household (3.2%):
   4,500   Avon Products, Inc. ..........  $   235,080
   1,200   Procter & Gamble Co. .........      107,160
                                           -----------
                                               342,240
                                           -----------
Insurance (1.4%):
   2,100   American International Group,
             Inc. .......................      143,283
                                           -----------
Manufacturing (3.8%):
   1,500   Cooper Industries, Ltd., Class
             A...........................       58,950
   3,600   General Electric Co. .........      104,580
   1,300   Leggett & Platt, Inc. ........       30,420
  15,300   Tyco International, Ltd. .....      206,703
                                           -----------
                                               400,653
                                           -----------
Oil/Gas (13.8%):
   1,070   Apache Corp. .................       61,504
   4,800   Baker Hughes, Inc. ...........      159,792
   5,900   BP plc, ADR...................      297,891
   1,200   ChevronTexaco Corp. ..........      106,200
  20,800   Dynegy, Inc. .................      149,760
   3,200   Exxon Mobil Corp. ............      130,944
   6,400   Occidental Petroleum Corp. ...      191,936
   4,200   Phillips Petroleum Co. .......      247,296
   3,700   Transocean, Inc. .............      115,255
                                           -----------
                                             1,460,578
                                           -----------
Pharmaceuticals (5.5%):
   5,100   Pfizer, Inc. .................      178,500
   8,600   Schering-Plough Corp. ........      211,560
   3,700   Wyeth.........................      189,440
                                           -----------
                                               579,500
                                           -----------
Retail/Wholesale (2.6%):
   6,200   Kroger Co.*...................      123,380
   2,700   Sears, Roebuck & Co. .........      146,610
                                           -----------
                                               269,990
                                           -----------
Services (1.4%):
   3,900   First Data Corp. .............      145,080
                                           -----------
Telecommunications (4.3%):
  22,100   AT&T Corp. ...................      236,470
   5,400   SBC Communications, Inc. .....      164,700
  10,700   Sprint Corp. (PCS Group)*.....       47,829
   8,200   WorldCom, Inc.*...............        6,806
                                           -----------
                                               455,805
                                           -----------
Tobacco (2.6%):
   6,400   Philip Morris Companies,
             Inc. .......................      279,552
                                           -----------
Transportation (2.6%):
   4,800   Burlington Northern Santa Fe
             Corp. ......................      144,000
   2,100   Union Pacific Corp. ..........      132,888
                                           -----------
                                               276,888
                                           -----------
Travel/Entertainment (1.5%):
   5,900   Carnival Corp. ...............      163,371
                                           -----------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCE CAPITAL GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)

                                             MARKET
 SHARES                                       VALUE
--------                                   -----------
COMMON STOCKS, CONTINUED
Utilities (4.4%):
   1,500   Alliant Energy Corp. .........  $    38,550
   1,200   Ameren Corp. .................       51,612
   1,100   Consolidated Edison, Inc. ....       45,925
   1,800   Constellation Energy Group,
             Inc. .......................       52,812
   1,200   Entergy Corp. ................       50,928
   3,700   FirstEnergy Corp. ............      123,506
     800   FPL Group, Inc. ..............       47,992
   3,090   Reliant Energy, Inc. .........       52,221
                                           -----------
                                               463,546
                                           -----------
  Total Common Stocks                       10,004,359
                                           -----------

                                             MARKET
 SHARES                                       VALUE
--------                                   -----------
INVESTMENT COMPANY (5.3%):
 556,333   TNT Offshore Deposit
             Account.....................  $   556,333
                                           -----------
  Total Investments
    (Cost $11,805,354)(a)--100.0%           10,560,692
  Liabilities in excess of other
  assets--0.0%                                  (3,106)
                                           -----------
  Net Assets--100.0%                       $10,557,586
                                           ===========

------------
*   Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $   492,835
      Unrealized depreciation...................   (1,737,497)
                                                  -----------
      Net unrealized depreciation...............  $(1,244,662)
                                                  ===========

See accompanying notes to the financial statements.
 30

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

                                              MARKET
 SHARES                                       VALUE
--------                                    ----------
COMMON STOCKS (97.2%):
Banking/Financial Services (23.4%):
   2,050   Bank of America Corp. .........  $  144,238
   2,200   Bank of New York Company,
             Inc. ........................      74,250
   3,600   Bank One Corp. ................     138,528
   3,700   Citigroup, Inc. ...............     143,375
   4,500   FleetBoston Financial Corp. ...     145,575
   2,700   Freddie Mac....................     165,240
   5,450   H&R Block, Inc. ...............     251,517
   6,200   J.P. Morgan Chase & Co. .......     210,304
   3,800   Merrill Lynch & Company,
             Inc. ........................     153,900
   3,500   Morgan Stanley Dean Witter &
             Co. .........................     150,780
   6,400   Stilwell Financial, Inc. ......     116,480
                                            ----------
                                             1,694,187
                                            ----------
Biotechnology (2.1%):
   5,700   Waters Corp.*..................     152,190
                                            ----------
Computers (2.4%):
  10,850   Computer Associates
             International, Inc. .........     172,407
                                            ----------
Electronics (3.8%):
   2,100   Altera Corp.*..................      28,560
   3,300   Integrated Device Technology,
             Inc.*........................      59,862
   3,850   LSI Logic Corp.*...............      33,688
   1,350   Novellus Systems, Inc.*........      45,900
   3,750   Philips Electronics NV.........     103,500
                                            ----------
                                               271,510
                                            ----------
Entertainment (1.6%):
   6,000   Walt Disney Co. ...............     113,400
                                            ----------
Health Care (2.8%):
   1,900   Health Management Associates,
             Inc., Class A*...............      38,285
   1,700   McKesson Corp. ................      55,590
   1,150   UnitedHealth Group, Inc. ......     105,283
                                            ----------
                                               199,158
                                            ----------
Hotels/Motels (1.3%):
   2,750   Starwood Hotels & Resorts
             Worldwide, Inc. .............      90,448
                                            ----------
Insurance (10.1%):
   4,950   ACE, Ltd. .....................     156,420
     750   Anthem, Inc.*..................      50,415
   1,800   CIGNA Corp. ...................     175,355
   1,300   MGIC Investment Corp. .........      88,140
   2,450   Radian Group, Inc. ............     119,266
   5,350   UnumProvident Corp. ...........     136,158
                                            ----------
                                               725,754
                                            ----------

                                              MARKET
 SHARES                                       VALUE
--------                                    ----------
COMMON STOCKS, CONTINUED
Manufacturing (10.2%):
   1,950   American Standard Companies,
             Inc.*........................  $  146,445
   6,000   Masco Corp. ...................     162,660
   6,300   Mattel, Inc. ..................     132,363
   2,300   Parker Hannifin Corp. .........     109,917
  14,350   Tyco International, Ltd. ......     193,868
                                            ----------
                                               745,253
                                            ----------
Metals/Mining (0.9%):
   1,850   Alcoa, Inc. ...................      61,328
                                            ----------
Oil/Gas (8.9%):
   6,300   ENSCO International, Inc. .....     171,738
   3,400   Nabors Industries, Ltd.*.......     119,990
   5,700   Transocean, Inc. ..............     177,555
   3,900   Weatherford International,
             Inc.*........................     171,600
                                            ----------
                                               640,883
                                            ----------
Pharmaceuticals (3.1%):
   3,500   Bristol-Myers Squibb Co. ......      89,950
   7,350   IMS Health, Inc. ..............     131,933
                                            ----------
                                               221,883
                                            ----------
Retail/Wholesale (8.2%):
  12,750   Gap, Inc. .....................     181,050
   9,750   Kroger Co.*....................     194,025
   2,300   Safeway, Inc.*.................      67,137
   3,300   Target Corp. ..................     122,562
     800   YUM! Brands, Inc.*.............      23,400
                                            ----------
                                               588,174
                                            ----------
Services (13.4%):
   6,350   Cendant Corp.*.................     100,838
   8,000   Ceridian Corp.*................     151,840
   3,500   First Data Corp. ..............     131,810
   7,150   Interpublic Group of Companies,
             Inc. ........................     177,034
   2,600   Omnicom Group, Inc. ...........     119,080
   2,800   Robert Half International,
             Inc.*........................      65,240
   8,800   Waste Management, Inc. ........     229,239
                                            ----------
                                               975,081
                                            ----------
Telecommunications (1.5%):
   7,750   Motorola, Inc. ................     111,755
                                            ----------
Utilities (3.5%):
   3,350   Duke Energy Corp. .............     104,185
   7,400   Mirant Corp.*..................      54,020
   5,100   PG&E Corp.*....................      91,239
                                            ----------
                                               249,444
                                            ----------
  Total Common Stocks                        7,012,855
                                            ----------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)

                                              MARKET
 SHARES                                       VALUE
--------                                    ----------
INVESTMENT COMPANY (7.8%):
 561,123   TNT Offshore Deposit Account...  $  561,123
                                            ----------
  Total Investments
    (Cost $8,253,439)(a)--105.0%             7,573,978
  Liabilities in excess of other
  assets--(5.0)%                              (363,216)
                                            ----------
  Net Assets--100.0%                        $7,210,762
                                            ==========

------------

*   Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation...................  $  24,691
      Unrealized depreciation...................   (704,152)
                                                  ---------
      Net unrealized depreciation...............  $(679,461)
                                                  =========

      COUNTRY                                     PERCENTAGE
      -------                                     ----------
      United States.............................     98.6%
      Netherlands...............................      1.4%
                                                    -----
                                                    100.0%

See accompanying notes to the financial statements.
 32

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BLUE CHIP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

                                              MARKET
 SHARES                                       VALUE
--------                                    ----------
COMMON STOCKS (90.6%):
Aerospace/Defense (2.7%):
     300   General Dynamics Corp. ........  $   31,905
     750   Lockheed Martin Corp. .........      52,125
     800   United Technologies Corp. .....      54,320
                                            ----------
                                               138,350
                                            ----------
Banking/Financial Services (15.9%):
   1,350   American Express Co. ..........      49,032
     850   Bank of America Corp. .........      59,806
   4,200   Citigroup, Inc. ...............     162,749
   1,050   Fannie Mae.....................      77,438
   1,000   Fifth Third Bancorp............      66,650
   1,150   Freddie Mac....................      70,380
     500   Goldman Sachs Group, Inc. .....      36,675
   1,950   J.P. Morgan Chase & Co. .......      66,144
   1,300   Merrill Lynch & Company,
             Inc. ........................      52,650
   1,500   Morgan Stanley Dean Witter &
             Co. .........................      64,620
     950   Prudential Financial, Inc.*....      31,692
   1,550   Wells Fargo & Co. .............      77,593
                                            ----------
                                               815,429
                                            ----------
Beverages (2.6%):
     250   Anheuser-Busch Companies,
             Inc. ........................      12,500
     800   Coca-Cola Co. .................      44,800
   1,600   PepsiCo, Inc. .................      77,120
                                            ----------
                                               134,420
                                            ----------
Biotechnology (1.1%):
   1,300   Amgen, Inc.*...................      54,444
                                            ----------
Chemicals (0.7%):
     750   Air Products & Chemical,
             Inc. ........................      37,853
                                            ----------
Computers (8.0%):
   7,200   Cisco Systems, Inc.*...........     100,440
   1,750   Dell Computer Corp.*...........      45,745
     550   International Business Machines
             Corp. .......................      39,600
   3,050   Microsoft Corp.*...............     166,835
   2,200   Oracle Corp.*..................      20,834
   1,750   VERITAS Software Corp.*........      34,633
                                            ----------
                                               408,087
                                            ----------
Electronics (6.0%):
   1,350   Altera Corp.*..................      18,360
   1,200   Analog Devices, Inc.*..........      35,640
   3,150   Applied Materials, Inc.*.......      59,912
   2,400   Intel Corp. ...................      43,848
     750   KLA-Tencor Corp.*..............      32,993
   1,350   Microchip Technology, Inc.*....      37,031
   2,000   Texas Instruments, Inc. .......      47,400
   1,300   Xilinx, Inc.*..................      29,159
                                            ----------
                                               304,343
                                            ----------
Food (1.1%):
   2,050   Sysco Corp. ...................      55,801
                                            ----------

                                              MARKET
 SHARES                                       VALUE
--------                                    ----------
COMMON STOCKS, CONTINUED
Health Care (8.8%):
     850   Baxter International, Inc. ....  $   37,783
   1,250   HCA, Inc. .....................      59,375
   2,650   Johnson & Johnson..............     138,488
   1,850   Medtronic, Inc. ...............      79,272
     450   St. Jude Medical, Inc.*........      33,233
     550   Tenet Healthcare Corp.*........      39,353
     700   UnitedHealth Group, Inc. ......      64,085
                                            ----------
                                               451,589
                                            ----------
Household (2.2%):
   1,000   Colgate-Palmolive Co. .........      50,050
     700   Procter & Gamble Co. ..........      62,510
                                            ----------
                                               112,560
                                            ----------
Insurance (3.0%):
   2,000   American International Group,
             Inc. ........................     136,460
     200   XL Capital, Ltd., Class A......      16,940
                                            ----------
                                               153,400
                                            ----------
Manufacturing (4.4%):
   6,600   General Electric Co. ..........     191,730
     900   Zimmer Holdings, Inc.*.........      32,094
                                            ----------
                                               223,824
                                            ----------
Media (3.0%):
   2,300   AOL Time Warner, Inc.*.........      33,833
   1,050   Clear Channel Communications,
             Inc.*........................      33,621
   1,900   Viacom, Inc., Class B*.........      84,303
                                            ----------
                                               151,757
                                            ----------
Metals/Mining (0.7%):
   1,100   Alcoa, Inc. ...................      36,465
                                            ----------
Oil/Gas (5.6%):
     700   El Paso Corp. .................      14,427
     900   ENSCO International, Inc. .....      24,534
   4,200   Exxon Mobil Corp. .............     171,864
     550   Nabors Industries, Ltd.*.......      19,415
     700   Schlumberger, Ltd. ............      32,550
     700   Transocean, Inc. ..............      21,805
                                            ----------
                                               284,595
                                            ----------
Pharmaceuticals (8.1%):
     800   Allergan, Inc. ................      53,400
     800   Cardinal Health, Inc. .........      49,128
     350   Forest Laboratories, Inc.*.....      24,780
   5,050   Pfizer, Inc. ..................     176,750
   1,150   Pharmacia Corp. ...............      43,068
   1,300   Wyeth..........................      66,560
                                            ----------
                                               413,686
                                            ----------
Retail/Wholesale (9.1%):
     850   Bed Bath & Beyond, Inc.*.......      32,079
     700   Costco Wholesale Corp.*........      27,034
   2,600   Home Depot, Inc. ..............      95,497

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BLUE CHIP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)

                                              MARKET
 SHARES                                       VALUE
--------                                    ----------
COMMON STOCKS, CONTINUED
Retail/Wholesale, continued
     750   Kohl's Corp.*..................  $   52,560
   1,150   Limited Brands.................      24,495
     800   Safeway, Inc.*.................      23,352
   1,550   Target Corp. ..................      59,055
   2,350   Wal-Mart Stores, Inc. .........     129,273
     550   Walgreen Co. ..................      21,247
                                            ----------
                                               464,592
                                            ----------
Services (2.7%):
   1,750   First Data Corp. ..............      65,100
   1,100   Fiserv, Inc.*..................      40,381
   1,350   Interpublic Group of Companies,
             Inc. ........................      33,426
                                            ----------
                                               138,907
                                            ----------
Telecommunications (2.2%):
     800   BellSouth Corp. ...............      25,200
     300   Motorola, Inc. ................       4,326
   1,800   SBC Communications, Inc. ......      54,900
   1,900   Vodafone Group plc, ADR........      25,935
                                            ----------
                                               110,361
                                            ----------
Transportation (0.6%):
     550   Canadian National Railway
             Co. .........................      28,490
                                            ----------

                                              MARKET
 SHARES                                       VALUE
--------                                    ----------
COMMON STOCKS, CONTINUED
Travel/Entertainment (0.7%):
   1,300   Carnival Corp. ................  $   35,997
                                            ----------
Utilities (1.4%):
   1,350   Duke Energy Corp. .............      41,985
     500   FPL Group, Inc. ...............      29,995
                                            ----------
                                                71,980
                                            ----------
  Total Common Stocks                        4,626,930
                                            ----------
INVESTMENT COMPANIES (10.6%):
   1,900   Standard & Poors Depositary
             Receipt Trust Series 1.......     188,024
 353,541   TNT Offshore Deposit Account...     353,541
                                            ----------
  Total Investment Companies                   541,565
                                            ----------
  Total Investments
    (Cost $5,578,880)(a)--101.2%             5,168,495
  Liabilities in excess of other
  assets--(1.2)%                               (60,363)
                                            ----------
  Net Assets--100.0%                        $5,108,132
                                            ==========

------------

*   Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation...................  $  28,044
      Unrealized depreciation...................   (438,429)
                                                  ---------
      Net unrealized depreciation...............  $(410,385)
                                                  =========

      COUNTRY                                     PERCENTAGE
      -------                                     ----------
      United States.............................     98.6%
      Canada....................................      0.6%
      United Kingdom............................      0.5%
      Bermuda...................................      0.3%
                                                    -----
                                                    100.0%

See accompanying notes to the financial statements.
 34

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM DENT DEMOGRAPHICS TRENDS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

                                              MARKET
SHARES                                        VALUE
-------                                     ----------
COMMON STOCKS (90.9%):
Advertising (1.6%):
  1,400   Lamar Advertising Co.*..........  $   52,094
                                            ----------
Automobiles (1.0%):
     70   Porsche AG......................      33,183
                                            ----------
Banking/Financial Services (13.2%):
  1,000   American Express Co. ...........      36,320
    700   Bank of America Corp. ..........      49,252
    500   Capital One Financial Corp. ....      30,525
  2,000   Charles Schwab Corp. ...........      22,400
  1,100   Citigroup, Inc. ................      42,625
    500   Goldman Sachs Group, Inc. ......      36,675
  1,000   Investors Financial Services
            Corp. ........................      33,540
    600   J.P. Morgan Chase & Co. ........      20,352
    800   Kookmin Bank, ADR...............      39,320
    700   Morgan Stanley Dean Witter &
            Co. ..........................      30,156
    900   Royal Bank of Scotland Group
            plc...........................      25,517
    500   SLM Corp. ......................      48,450
  1,400   Stilwell Financial, Inc. .......      25,480
                                            ----------
                                               440,612
                                            ----------
Beverages (1.5%):
    400   Adolph Coors Co., Class B.......      24,920
    550   PepsiCo, Inc. ..................      26,510
                                            ----------
                                                51,430
                                            ----------
Biotechnology (1.4%):
  1,100   Amgen, Inc.*....................      46,068
                                            ----------
Computers (13.6%):
  1,000   Activision, Inc.*...............      29,060
  2,300   BEA Systems, Inc.*..............      21,873
  1,400   Brocade Communications Systems,
            Inc.*.........................      24,472
  5,600   Cisco Systems, Inc.*............      78,120
  1,800   Dell Computer Corp.*............      47,052
    600   Electronic Arts, Inc.*..........      39,630
  3,200   EMC Corp.*......................      24,160
  1,500   Hewlett-Packard Co. ............      22,920
  1,700   Microsoft Corp.*................      92,990
    700   SunGard Data Systems, Inc.*.....      18,536
  3,000   VERITAS Software Corp.*.........      59,370
                                            ----------
                                               458,183
                                            ----------
Construction (1.0%):
    350   KB HOME.........................      18,029
    550   Toll Brothers, Inc.*............      16,115
                                            ----------
                                                34,144
                                            ----------
Electronics (13.5%):
  1,200   Analog Devices, Inc.*...........      35,640
  4,400   Applied Materials, Inc.*........      83,688
  2,400   ASE Test, Ltd.*.................      23,280
    900   Integrated Circuit Systems,
            Inc.*.........................      18,171
  2,900   Lam Research Corp.*.............      52,142
    800   Linear Technology Corp. ........      25,144

                                              MARKET
SHARES                                        VALUE
-------                                     ----------
COMMON STOCKS, CONTINUED
Electronics, continued
  1,100   Marvell Technology Group,
            Ltd.*.........................  $   21,879
  2,200   Microchip Technology, Inc.*.....      60,346
  2,500   Micron Technology, Inc.*........      50,550
  2,500   Taiwan Semiconductor
            Manufacturing Company,
            Ltd.*.........................      32,500
  1,700   Texas Instruments, Inc. ........      40,290
  1,000   United Microelectronics, ADR*...       7,350
                                            ----------
                                               450,980
                                            ----------
Health Care (7.9%):
    700   Baxter International, Inc. .....      31,115
  1,450   Johnson & Johnson...............      75,777
    800   Laboratory Corporation of
            America Holdings*.............      36,520
    300   St. Jude Medical, Inc.*.........      22,155
    200   Tenet Healthcare Corp.*.........      14,310
    900   Triad Hospitals, Inc.*..........      38,142
    500   UnitedHealth Group, Inc. .......      45,775
                                            ----------
                                               263,794
                                            ----------
Hotels/Motels (0.7%):
    700   Starwood Hotels & Resorts
            Worldwide, Inc. ..............      23,023
                                            ----------
Household (1.2%):
    450   Procter & Gamble Co. ...........      40,185
                                            ----------
Insurance (3.2%):
  1,000   American International Group,
            Inc. .........................      68,230
    200   Anthem, Inc.*...................      13,496
    400   Hartford Financial Services
            Group, Inc. ..................      23,788
                                            ----------
                                               105,514
                                            ----------
Manufacturing (1.9%):
    400   Lexmark International, Inc.*....      21,760
  1,400   Reckitt Benckiser plc...........      25,117
    500   Zimmer Holdings, Inc.*..........      17,830
                                            ----------
                                                64,707
                                            ----------
Media (2.6%):
  1,800   Univision Communications, Inc.,
            Class A*......................      56,520
    900   Westwood One, Inc.*.............      30,078
                                            ----------
                                                86,598
                                            ----------
Pharmaceuticals (8.6%):
  1,000   Alcon, Inc.*....................      34,250
    350   AmerisourceBergen Corp. ........      26,600
  1,500   BioMarin Pharmaceutical,
            Inc.*.........................       7,829
    600   Cephalon, Inc.*.................      27,120
    900   CSL, Ltd. ......................      16,259
    800   Gilead Sciences, Inc.*..........      26,304
  1,400   ICN Pharmaceuticals, Inc. ......      33,894
    500   IDEC Pharmaceuticals Corp.*.....      17,725
  1,700   Pfizer, Inc. ...................      59,500

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM DENT DEMOGRAPHICS TRENDS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)

                                              MARKET
SHARES                                        VALUE
-------                                     ----------
COMMON STOCKS, CONTINUED
Pharmaceuticals, continued
    900   Taro Pharmaceutical Industries,
            Ltd.*.........................  $   22,068
    400   Transkaryotic Therapy, Inc.*....      14,420
                                            ----------
                                               285,969
                                            ----------
Retail/Wholesale (11.6%):
  1,050   AnnTaylor Stores, Corp.*........      26,660
    600   Bed Bath & Beyond, Inc.*........      22,644
    600   Best Buy Company, Inc.*.........      21,780
    800   Blockbuster, Inc., Class A......      21,520
    800   Brinker International, Inc.*....      25,400
    500   Coach, Inc.*....................      27,450
    250   Kohl's Corp.*...................      17,520
  1,500   Limited Brands..................      31,950
  1,700   Staples, Inc.*..................      33,490
    800   Starbucks Corp.*................      19,880
  1,100   Target Corp. ...................      41,909
    600   Tiffany & Co. ..................      21,120
 13,800   Wal-Mart de Mexico SA de CV,
            Series C......................      31,888
    400   Whole Foods Market, Inc.*.......      19,288
    900   YUM! Brands, Inc.*..............      26,325
                                            ----------
                                               388,824
                                            ----------

                                              MARKET
SHARES                                        VALUE
-------                                     ----------
COMMON STOCKS, CONTINUED
Services (1.7%):
  1,700   Accenture, Ltd.*................  $   32,300
    500   Omnicom Group, Inc. ............      22,900
                                            ----------
                                                55,200
                                            ----------
Telecommunications (1.5%):
  3,400   Motorola, Inc. .................      49,028
                                            ----------
Travel/Entertainment (3.2%):
    700   Harley-Davidson, Inc. ..........      35,889
  2,000   Royal Caribbean Cruises,
            Ltd. .........................      39,000
    900   Sabre Holdings Corp.*...........      32,220
                                            ----------
                                               107,109
                                            ----------
  Total Common Stocks                        3,036,645
                                            ----------
INVESTMENT COMPANIES (9.7%):
  3,200   Nasdaq-100 Index................      83,424
239,762   TNT Offshore Deposit Account....     239,762
                                            ----------
  Total Investment Companies                   323,186
                                            ----------
  Total Investments
    (Cost $3,656,926)(a)--100.6%             3,359,831
  Liabilities in excess of other
  assets--(0.6)%                               (21,013)
                                            ----------
  Net Assets--100.0%                        $3,338,818
                                            ==========

------------

*   Non-income producing security.

ADR--American Depositary Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation...................  $  22,711
      Unrealized depreciation...................   (319,806)
                                                  ---------
      Net unrealized depreciation...............  $(297,095)
                                                  =========

      COUNTRY                                     PERCENTAGE
      -------                                     ----------
      United States.............................     90.7%
      Taiwan....................................      1.8%
      Bermuda...................................      1.6%
      United Kingdom............................      1.5%
      Republic of Korea.........................      1.2%
      Germany...................................      1.0%
      Mexico....................................      1.0%
      Israel....................................      0.7%
      Australia.................................      0.5%
                                                    -----
                                                    100.0%

See accompanying notes to the financial statements.
 36

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

                                               MARKET
  SHARES                                       VALUE
----------                                   ----------
COMMON STOCKS (63.1%):
Airlines (0.1%):
     1,000   Ryanair Holdings plc.*........  $    6,173
                                             ----------
Automobiles (4.1%):
     1,500   Bayerische Motoren Werke AG...      61,848
     1,400   Honda Motor Company, Ltd. ....      56,766
       100   Porsche AG....................      47,405
     1,500   PSA Peugeot Citroen...........      77,848
                                             ----------
                                                243,867
                                             ----------
Banking/Financial Services (12.9%):
     2,300   Banco Popular Espanol SA......     101,694
     9,600   Bank of Ireland...............     119,555
       800   Bank of Nova Scotia...........      26,295
     2,350   BNP Paribas SA................     129,967
     3,600   Credit Agricole SA............      79,996
       700   Kookmin Bank, ADR.............      34,405
     1,100   Man Group plc.................      17,270
       200   Muenchener Rueckversicherungs-
               Gesellschaft AG, Registered
               Shares......................      47,306
     4,300   Royal Bank of Scotland Group
               plc.........................     121,914
       700   UBS AG, Registered Shares*....      35,205
    14,900   UniCredito Italiano SpA.......      67,396
                                             ----------
                                                781,003
                                             ----------
Beverages (0.3%):
     1,600   Diageo plc....................      20,779
                                             ----------
Computers (1.7%):
     1,000   Infosys Technologies, Ltd. ...      51,200
     1,000   Ricoh Company, Ltd. ..........      17,312
       600   Thomson Corp. ................      18,920
       500   Trend Micro, Inc.*............      13,975
                                             ----------
                                                101,407
                                             ----------
Electronics (5.0%):
       600   Hirose Electric Company,
               Ltd. .......................      52,311
       300   Hoya Corp. ...................      21,825
       300   Keyence Corp. ................      63,550
     1,100   Philips Electronics NV........      30,711
     2,200   Sega Corp.*...................      52,862
       500   STMicroelectronics NV.........      12,468
     4,180   Taiwan Semiconductor
               Manufacturing Company,
               Ltd.*.......................      54,340
       600   Thomson Multimedia*...........      14,192
                                             ----------
                                                302,259
                                             ----------
Food (0.9%):
       230   Nestle SA, Registered
               Shares......................      53,625
                                             ----------
Health Care (1.6%):
     1,400   Sanofi-Synthelabo SA..........      85,171
     1,800   Smith & Nephew plc............       9,987
                                             ----------
                                                 95,158
                                             ----------

                                               MARKET
  SHARES                                       VALUE
----------                                   ----------
COMMON STOCKS, CONTINUED
Hotels/Motels (1.0%):
     1,500   Accor SA......................  $   60,841
                                             ----------
Insurance (1.4%):
     1,700   AMP, Ltd. ....................      14,888
     2,400   Manulife Financial Corp. .....      68,881
                                             ----------
                                                 83,769
                                             ----------
Manufacturing (2.6%):
     1,500   Nitto Denko Corp. ............      49,182
     5,900   Reckitt Benckiser plc.........     105,852
                                             ----------
                                                155,034
                                             ----------
Metals/Mining (0.3%):
     3,100   BHP Billiton plc..............      17,926
                                             ----------
Oil/Gas (7.0%):
     4,700   BP plc........................      39,475
     1,600   CNOOC, Ltd., ADR..............      42,896
     1,500   Encana Corp. .................      46,058
     6,000   ENI SpA.......................      95,402
     6,400   Shell Transport & Trading Co.
               plc.........................      48,290
     3,400   Suncor Energy, Inc. ..........      59,465
       600   TotalFinaElf SA, Class B......      97,417
                                             ----------
                                                429,003
                                             ----------
Pharmaceuticals (6.5%):
     2,400   Altana AG.....................     120,882
     1,000   Aventis SA....................      70,860
     1,000   Fujisawa Pharmaceutical
               Company, Ltd. ..............      23,945
       900   Schering AG...................      56,308
     1,800   Teva Pharmaceutical
               Industries, Ltd., ADR.......     120,204
                                             ----------
                                                392,199
                                             ----------
Real Estate (0.7%):
     4,000   Henderson Land Development,
               Company, Ltd. ..............      16,615
     3,000   Sun Hung Kai Properties,
               Ltd. .......................      22,789
                                             ----------
                                                 39,404
                                             ----------
Retail/Wholesale (3.7%):
     1,970   Industria de Diseno Textil
               SA*.........................      41,596
     2,150   Loblaw Companies, Ltd. .......      88,366
     1,000   Luxottica Group SpA...........      19,000
     1,400   Marks & Spencer Group plc.....       7,955
     1,900   Next plc......................      26,992
     3,600   Tesco plc.....................      13,088
    10,000   Wal-Mart de Mexico SA de CV,
               Series C....................      23,107
                                             ----------
                                                220,104
                                             ----------
Services (6.4%):
     1,200   Adecco SA.....................      71,276
       405   Altran Technologies SA........      11,799
     5,300   Capita Group plc..............      25,206

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)

                                               MARKET
  SHARES                                       VALUE
----------                                   ----------
COMMON STOCKS, CONTINUED
Services, continued
     1,300   Publicis Groupe...............  $   35,884
    20,700   Rentokil Initial plc..........      84,247
     2,800   Securitas AB, B shares........      57,581
     1,300   TPG NV........................      29,362
     1,000   Vinci SA......................      67,799
                                             ----------
                                                383,154
                                             ----------
Telecommunications (3.1%):
     1,400   America Movil SA de CV, ADR,
               Series L....................      18,760
     2,500   China Mobile (Hong Kong),
               Ltd.*.......................       7,404
     1,500   JDS Uniphase Corp.*...........       4,005
     4,400   Portugal Telecom, SGPS, SA,
               Registered Shares...........      31,070
     1,000   Rogers Communications, Inc.,
               Class B*....................       8,942
       800   Shaw Communications, Inc.,
               Class B.....................       8,811
     2,700   SK Telecom Company, Ltd.,
               ADR.........................      66,932
     1,200   Telefonos de Mexico SA de CV,       38,496
               ADR.........................     184,420
                                             ----------

                                               MARKET
  SHARES                                       VALUE
----------                                   ----------
COMMON STOCKS, CONTINUED
Tobacco (0.8%):
     3,000   Imperial Tobacco Group plc....  $   48,793
                                             ----------
Transportation (3.0%):
    10,800   Autostrade SpA................      89,489
     1,100   Canadian National Railway
               Co. ........................      57,889
     1,300   Canadian Pacific Railway,
               Ltd. .......................      32,147
                                             ----------
                                                179,525
                                             ----------
  Total Common Stocks                         3,798,443
                                             ----------
INVESTMENT COMPANY (37.0%):
 2,226,146   TNT Offshore Deposit
               Account.....................   2,226,146
                                             ----------
  Total Investments
    (Cost $6,045,378)(a)--100.1%              6,024,589
  Liabilities in excess of other
  assets--(0.1)%                                 (5,554)
                                             ----------
  Net Assets--100.0%                         $6,019,035
                                             ==========

------------

*   Non-income producing security.

ADR--American Depositary Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation...................  $ 100,986
      Unrealized depreciation...................   (121,775)
                                                  ---------
      Net unrealized depreciation...............  $ (20,789)
                                                  =========

      COUNTRY                                     PERCENTAGE
      -------                                     ----------
      United States.............................     37.0%
      France....................................     12.3%
      United Kingdom............................      9.5%
      Canada....................................      6.9%
      Japan.....................................      5.8%
      Germany...................................      5.5%
      Italy.....................................      4.5%
      Switzerland...............................      2.7%
      Spain.....................................      2.4%
      Ireland...................................      2.1%
      Israel....................................      2.0%
      Republic of Korea.........................      1.7%
      Hong Kong.................................      1.5%
      Mexico....................................      1.3%
      Netherlands...............................      1.0%
      Sweden....................................      1.0%
      Taiwan....................................      0.9%
      India.....................................      0.9%
      Australia.................................      0.5%
      Portugal..................................      0.5%
                                                    -----
                                                    100.0%

See accompanying notes to the financial statements.
 38

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

                                              MARKET
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS (87.0%):
Banking/Financial Services (4.4%):
     5,500   American Capital Strategies,
               Ltd. ......................  $   151,085
     4,500   Federal Agricultural Mortgage
               Corp., Class C*............      120,150
    10,000   iDine Rewards Network,
               Inc.*......................      115,000
     2,700   R & G Finanical Corp., Class
               B..........................       64,017
                                            -----------
                                                450,252
                                            -----------
Computers (16.1%):
     4,000   Actel Corp.*.................       84,080
     4,000   Activision, Inc.*............      116,240
    18,000   ATI Technologies, Inc.*......      124,380
     3,000   Business Objects SA, ADR*....       84,300
     4,000   Drexler Technology Corp.*....       86,400
     7,000   Fidelity National Information
               Solutions, Inc.*...........      168,000
     8,500   GSI Commerce, Inc.*..........       63,325
     4,500   Manhattan Associates,
               Inc.*......................      144,720
     5,000   Neoware Systems, Inc.*.......       56,700
     6,000   NetIQ Corp.*.................      135,780
     7,000   Overture Services, Inc.*.....      174,860
     6,300   PracticeWorks, Inc.*.........      116,235
     3,800   Precise Software Solutions,
               Ltd.*......................       36,290
     5,100   Quest Software, Inc.*........       74,103
     6,000   Retek, Inc.*.................      145,800
                                            -----------
                                              1,611,213
                                            -----------
Construction (2.0%):
     2,500   Beazer Homes USA, Inc.*......      200,000
                                            -----------
Educational Services (6.3%):
     4,000   Career Education Corp.*......      180,000
     4,000   Corinthian Colleges, Inc.*...      135,560
     3,600   Education Management
               Corp.*.....................      146,628
     6,000   University of Phoenix
               Online*....................      177,720
                                            -----------
                                                639,908
                                            -----------
Electronics (16.8%):
     3,000   Advanced Energy Industries,
               Inc.*......................       66,540
    14,000   Aeroflex, Inc.*..............       97,300
     7,500   August Technology Corp.*.....       74,175
    26,000   ChipPac, Inc.*...............      160,680
    16,000   Cirrus Logic, Inc.*..........      119,840
     5,700   Emulex Corp.*................      128,307
    12,000   Entegris, Inc.*..............      175,200
     5,000   Integrated Circuit Systems,
               Inc.*......................      100,950
    14,000   Kopin Corp.*.................       92,400
     2,000   Photon Dynamics, Inc.*.......       60,000
    13,000   Powerwave Technologies,
               Inc.*......................      119,080
    20,100   Silicon Image, Inc.*.........      123,012
     5,500   Silicon Laboratories,
               Inc.*......................      148,830
    17,500   Skyworks Solutions, Inc.*....       97,125
     5,700   Zoran, Corp.*................      130,587
                                            -----------
                                              1,694,026
                                            -----------

                                              MARKET
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Health Care (8.1%):
     2,900   CTI Molecular Imaging,
               Inc.*......................  $    66,526
    23,000   Cygnus, Inc.*................       46,460
     3,000   DIANON Systems, Inc.*........      160,260
     6,500   LabOne, Inc.*................      171,600
     4,000   LifePoint Hospitals, Inc.*...      145,240
     3,800   Pediatrix Medical Group,
               Inc.*......................       95,000
     4,500   United Surgical Partners
               International, Inc.*.......      137,295
                                            -----------
                                                822,381
                                            -----------
Insurance (3.3%):
     3,000   Arch Capital Group, Ltd.*....       84,450
     3,000   Hilb, Rogal & Hamilton
               Co. .......................      135,750
     7,600   Hub International, Ltd. .....      114,608
                                            -----------
                                                334,808
                                            -----------
Media (2.2%):
     5,500   Radio One, Inc., Class A*....       81,785
     6,000   Radio One, Inc., Class D*....       89,220
     5,000   Spanish Broadcasting System,
               Inc.*......................       50,000
                                            -----------
                                                221,005
                                            -----------
Oil/Gas (1.0%):
     6,000   Unit Corp.*..................      104,100
                                            -----------
Pharmaceuticals (6.2%):
     5,000   aaiPharma, Inc.*.............      112,400
     8,000   Eon Labs, Inc.*..............      143,680
     5,500   First Horizon Pharmaceutical
               Corp.*.....................      113,795
     4,500   Meridian Medical Technology,
               Inc.*......................      162,675
     5,000   Sicor, Inc.*.................       92,700
                                            -----------
                                                625,250
                                            -----------
Real Estate Investment Trusts (3.7%):
    13,000   America First Mortgage
               Investments, Inc. .........      128,050
     4,000   Novastar Financial, Inc. ....      143,000
     3,500   Redwood Trust, Inc. .........      110,250
                                            -----------
                                                381,300
                                            -----------
Retail/Wholesale (8.6%):
     5,000   Action Performance Companies,
               Inc.*......................      158,000
    12,000   Charming Shoppes, Inc.*......      103,680
     4,900   Fred's, Inc. ................      180,222
     3,700   Hollywood Entertainment
               Corp.*.....................       76,516
     5,500   Insight Enterprises, Inc.*...      138,545
     5,000   Landry's Restaurants,
               Inc. ......................      127,550
     4,500   Tuesday Morning Corp.*.......       83,520
                                            -----------
                                                868,033
                                            -----------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)

                                              MARKET
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Services (2.6%):
     5,600   FTI Consulting, Inc.*........  $   196,056
     3,300   Kroll, Inc.*.................       69,234
                                            -----------
                                                265,290
                                            -----------
Telecommunications (3.2%):
     9,000   Concord Communications,
               Inc.*......................      148,320
    10,000   Finisar Corp.*...............       23,700
     7,500   UTStarcom, Inc.*.............      151,275
                                            -----------
                                                323,295
                                            -----------
Travel/Entertainment (1.1%):
     6,000   Station Casinos, Inc.*.......      107,100
                                            -----------

                                              MARKET
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Waste Management (1.4%):
     4,000   Stericycle, Inc.*............  $   141,640
                                            -----------
  Total Common Stocks                         8,789,601
                                            -----------
INVESTMENT COMPANY (12.4%):
 1,247,196   TNT Offshore Deposit
               Account....................    1,247,196
                                            -----------
  Total Investments
    (Cost $10,791,083)(a)--99.4%             10,036,797
  Other assets in excess of
liabilities--0.6%                                56,876
                                            -----------
  Net Assets--100.0%                        $10,093,673
                                            ===========

------------

*   Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $   349,178
      Unrealized depreciation...................   (1,103,464)
                                                  -----------
      Net unrealized depreciation...............  $  (754,286)
                                                  ===========

See accompanying notes to the financial statements.
 40

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZOA DIVERSIFIED ASSETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

 SHARES
   OR
PRINCIPAL                                     MARKET
 AMOUNT                                        VALUE
---------                                   -----------
 ASSET BACKED SECURITIES (4.9%):
$150,000    Capital One Master Trust,
              6.31%, 06/15/11.............  $   159,928
 250,000    Chase Credit Card Master
              Trust, 5.50%, 11/17/08......      260,725
 250,000    Citibank Credit Card Master
              Trust I, 6.10%, 05/15/08....      265,555
 100,000    Reliant Energy Transition Bond
              Co., LLC, 5.16%, 09/15/11...       99,955
                                            -----------
  Total Asset Backed Securities                 786,163
                                            -----------
COMMON STOCKS (19.3%):
Aerospace/Defense (0.3%):
     355    Boeing Co. ...................       15,975
     434    United Technologies Corp. ....       29,469
                                            -----------
                                                 45,444
                                            -----------
Automobiles (0.1%):
   1,200    Ford Motor Co. ...............       19,200
                                            -----------
Banking/Financial Services (3.4%):
     660    Bank of America Corp. ........       46,438
   2,700    Citigroup, Inc. ..............      104,624
   1,050    Fannie Mae....................       77,437
     750    Fifth Third Bancorp...........       49,988
     600    FleetBoston Financial
              Corp. ......................       19,410
     690    Household International,
              Inc. .......................       34,293
   1,140    J.P. Morgan Chase & Co. ......       38,669
     540    Legg Mason, Inc. .............       26,644
     630    Lehman Brothers Holdings,
              Inc. .......................       39,388
     690    Merrill Lynch & Company,
              Inc. .......................       27,945
     600    Morgan Stanley Dean Witter &
              Co. ........................       25,848
   1,500    State Street Corp. ...........       67,049
                                            -----------
                                                557,733
                                            -----------
Beverages (0.9%):
     421    Anheuser-Busch Companies,
              Inc. .......................       21,050
     801    Coca-Cola Co. ................       44,856
   1,620    PepsiCo, Inc. ................       78,084
                                            -----------
                                                143,990
                                            -----------
Biotechnology (0.3%):
   1,200    Amgen, Inc.*..................       50,256
                                            -----------
 Chemicals (0.2%):
     600    E. I. du Pont de Nemours and
              Co. ........................       26,640
     100    Praxair, Inc. ................        5,697
                                            -----------
                                                 32,337
                                            -----------
Computers (1.8%):
   3,600    Cisco Systems, Inc.*..........       50,220
     984    Dell Computer Corp.*..........       25,722
   1,118    Hewlett-Packard Co. ..........       17,083


                                              MARKET
 SHARES                                        VALUE
---------                                   -----------
---------                                   -----------
COMMON STOCKS, CONTINUED
Computers, continued
     600    International Business
              Machines Corp. .............  $    43,200
   2,290    Microsoft Corp.*..............      125,262
   1,651    Oracle Corp.*.................       15,635
     339    Symantec Corp.*...............       11,136
                                            -----------
                                                288,258
                                            -----------
Diversified (0.1%):
     150    3M Co. .......................       18,450
                                            -----------
Electronics (0.9%):
     544    Analog Devices, Inc.*.........       16,157
     658    Applied Materials, Inc.*......       12,515
   2,723    Intel Corp. ..................       49,749
     219    KLA-Tencor Corp.*.............        9,634
     690    Micron Technology, Inc.*......       13,952
   1,800    Texas Instruments, Inc. ......       42,660
                                            -----------
                                                144,667
                                            -----------
Food (0.1%):
       9    J.M. Smucker Co. .............          307
     360    McDonald's Corp. .............       10,242
                                            -----------
                                                 10,549
                                            -----------
Health Care (0.9%):
     293    Baxter International, Inc. ...       13,024
   1,500    Health Management Associates,
              Inc., Class A*..............       30,225
   1,470    Johnson & Johnson.............       76,822
     565    Medtronic, Inc. ..............       24,210
                                            -----------
                                                144,281
                                            -----------
Household (0.5%):
     300    Colgate-Palmolive Co. ........       15,015
     300    Gillette Co. .................       10,161
     195    Kimberly-Clark Corp. .........       12,090
     450    Procter & Gamble Co. .........       40,185
                                            -----------
                                                 77,451
                                            -----------
Insurance (0.4%):
     990    American International Group,
              Inc. .......................       67,548
                                            -----------
Manufacturing (1.2%):
     690    Avery Dennison Corp. .........       43,297
     210    Caterpillar, Inc. ............       10,280
   3,750    General Electric Co. .........      108,937
     411    Honeywell International,
              Inc. .......................       14,480
     300    Illinois Tool Works, Inc. ....       20,490
                                            -----------
                                                197,484
                                            -----------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZOA DIVERSIFIED ASSETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)


                                              MARKET
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
 Media (0.9%):
   1,650    AOL Time Warner, Inc.*........  $    24,272
     810    Clear Channel Communications,
              Inc.*.......................       25,936
     750    Gannett Company, Inc. ........       56,925
   1,800    Liberty Media Corp., Class
              A*..........................       18,000
     630    Viacom, Inc., Class B*........       27,953
                                            -----------
                                                153,086
                                            -----------
Metals/Mining (0.1%):
     600    Alcoa, Inc. ..................       19,890
                                            -----------
Oil/Gas (1.3%):
     600    Apache Corp. .................       34,488
     390    ChevronTexaco Corp. ..........       34,515
   3,000    Exxon Mobil Corp. ............      122,760
     300    Royal Dutch Petroleum Co., NY
              Shares......................       16,581
                                            -----------
                                                208,344
                                            -----------
Pharmaceuticals (1.6%):
   1,350    Abbott Laboratories...........       50,828
     300    Cardinal Health, Inc. ........       18,423
     840    Merck & Company, Inc. ........       42,538
   3,066    Pfizer, Inc. .................      107,310
   1,112    Pharmacia Corp. ..............       41,644
                                            -----------
                                                260,743
                                            -----------
Retail/Wholesale (1.7%):
     960    Costco Wholesale Corp.*.......       37,075
     662    Home Depot, Inc. .............       24,315
     131    Kohl's Corp.*.................        9,180
     990    Lowe's Companies, Inc. .......       44,946
     477    Pier 1 Imports, Inc. .........       10,017
     600    Safeway, Inc.*................       17,514
     383    Target Corp. .................       14,592
   2,070    Wal-Mart Stores, Inc. ........      113,872
                                            -----------
                                                271,511
                                            -----------
 Services (1.0%):
     600    Automatic Data Processing,
              Inc. .......................       26,130
   1,560    Concord EFS, Inc.*............       47,019
     409    Electronic Data Systems
              Corp. ......................       15,194
     660    First Data Corp. .............       24,552
     600    Omnicom Group, Inc. ..........       27,480
     955    PeopleSoft, Inc.*.............       14,210
     275    Waste Management, Inc. .......        7,164
                                            -----------
                                                161,749
                                            -----------

 SHARES
   OR
PRINCIPAL                                     MARKET
 AMOUNT                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Telecommunications (0.5%):
   1,308    Motorola, Inc. ...............  $    18,861
     900    Sprint Corp. (PCS Group)*.....        4,023
   1,200    Verizon Communications,
              Inc. .......................       48,180
   3,060    Winstar Communications,
              Inc.*.......................           --
   3,300    WorldCom, Inc.*...............        2,739
                                            -----------
                                                 73,803
                                            -----------
Tobacco (0.4%):
   1,350    Philip Morris Companies,
              Inc. .......................       58,968
                                            -----------
Utilities (0.7%):
     600    Cinergy Corp. ................       21,594
     786    Dominion Resources, Inc. .....       52,033
     612    TXU Corp. ....................       31,549
                                            -----------
                                                105,176
                                            -----------
  Total Common Stocks                         3,110,918
                                            -----------
CORPORATE BONDS (48.7%):
Aerospace/Defense (1.6%):
$250,000    Raytheon Co., 5.70%,
              11/01/03....................      255,897
                                            -----------
Banking/Financial Services (14.5%):
 100,000    Bank One Corp., 7.00%,
              07/15/05....................      108,023
 250,000    CIT Group, Inc., 7.38%,
              04/02/07....................      250,027
 250,000    Countrywide Home Loans, Inc.,
              5.25%, 06/15/04.............      256,989
 250,000    First Union Corp., 6.88%,
              09/15/05....................      268,406
 250,000    Ford Motor Credit Co., 6.50%,
              01/25/07....................      250,229
 250,000    FPL Group Capital, Inc.,
              7.63%, 09/15/06.............      272,611
 150,000    General Electric Capital
              Corp., 5.00%, 02/15/07......      151,127
 100,000    General Motors Acceptance
              Corp., 6.85%, 06/17/04......      104,577
 250,000    Household Finance Corp.,
              6.50%, 11/15/08.............      250,798
 150,000    US Bank NA, 6.30%, 07/15/08...      158,742
 250,000    Wells Fargo Financial, Inc.,
              5.45%, 05/03/04.............      260,001
                                            -----------
                                              2,331,530
                                            -----------
Beverages (1.6%):
 250,000    Diageo Capital plc, 6.63%,
              06/24/04....................      265,910
                                            -----------

See accompanying notes to the financial statements.
 42

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZOA DIVERSIFIED ASSETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)


PRINCIPAL                                     MARKET
 AMOUNT                                        VALUE
---------                                   -----------
CORPORATE BONDS, CONTINUED
 Insurance (5.1%):
$250,000    American General Finance
              Corp., 5.88%, 07/14/06......  $   258,168
 250,000    Hartford Life, Inc., 6.90%,
              06/15/04....................      264,036
 250,000    MassMutual Global Funding II
              (b), 4.55%, 05/30/05........      253,256
  50,000    MetLife, Inc., 5.25%,
              12/01/06....................       51,142
                                            -----------
                                                826,602
                                            -----------
Media (4.4%):
 200,000    Cox Communications, Inc.,
              7.50%, 08/15/04.............      203,227
 250,000    Gannett Company, Inc., 4.95%,
              04/01/05....................      255,049
 250,000    Walt Disney Co., 4.88%,
              07/02/04....................      255,471
                                            -----------
                                                713,747
                                            -----------
Oil/Gas (8.0%):
 250,000    Apache Corp., 6.25%,
              04/15/12....................      258,091
 250,000    BP Capital Markets plc, 4.00%,
              04/29/05....................      252,489
 250,000    Conoco, Inc., 5.90%,
              04/15/04....................      260,370
 250,000    El Paso CGP Co., 6.50%,
              05/15/06....................      242,442
 250,000    Keyspan Gas East Corp., 7.88%,
              02/01/10....................      280,826
                                            -----------
                                              1,294,218
                                            -----------
Paper/Forest Products (1.7%):
 250,000    International Paper Co.,
              8.13%, 07/08/05.............      274,912
                                            -----------
Pharmaceuticals (0.8%):
 125,000    Wyeth, 6.25%, 03/15/06........      132,194
                                            -----------
Retail/Wholesale (3.3%):
 250,000    Albertson's, Inc., 7.50%,
              02/15/11....................      272,639
 250,000    Wal-Mart Stores, Inc., 5.45%,
              08/01/06....................      260,734
                                            -----------
                                                533,373
                                            -----------
 Services (0.6%):
 100,000    Ecolab, Inc., 6.88%,
              02/01/11....................      101,707
                                            -----------
Telecommunications (3.9%):
 250,000    AT&T Corp., 6.00%, 03/15/09...      197,500
 250,000    Qwest Communications
              International, Inc., 6.63%,
              09/15/05....................      205,000
 250,000    Verizon Wireless, Inc., 5.38%,
              12/15/06....................      233,237
                                            -----------
                                                635,737
                                            -----------

 SHARES
   OR
PRINCIPAL                                     MARKET
 AMOUNT                                        VALUE
---------                                   -----------
CORPORATE BONDS, CONTINUED
Transportation (1.6%):
$250,000    Union Pacific Corp., 5.75%,
              10/15/07....................  $   256,964
                                            -----------
Utilities (1.6%):
 250,000    Indiana Michigan Power Co.,
              6.88%, 07/01/04.............      263,325
                                            -----------
  Total Corporate Bonds                       7,886,116
                                            -----------
FOREIGN GOVERNMENT BOND (1.6%):
 250,000    Province of Ontario, 4.20%,
              06/30/05....................      252,689
                                            -----------
U.S. GOVERNMENT SPONSORED ENTERPRISES (23.6%):
Federal Home Loan Bank (1.9%):
 300,000    0.00%, 07/12/02...............      299,841
                                            -----------
Federal Home Loan Mortgage Corporation (2.6%):
 412,000    6.50%, 07/01/32...............      420,111
                                            -----------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (19.1%):
1,400,000   0.00%, 07/03/02...............    1,399,866
 448,262    6.50%, 10/01/29...............      458,453
 691,895    6.00%, 02/01/32...............      691,079
 535,100    6.50%, 07/01/32...............      545,300
                                            -----------
                                              3,094,698
                                            -----------
  Total U.S. Government Sponsored
Enterprises                                   3,814,650
                                            -----------
U.S. TREASURY OBLIGATIONS (0.7%):
  51,059    3.38%, 01/15/07...............       53,109
  49,208    3.88%, 04/15/29...............       55,460
                                            -----------
  Total U.S. Treasury Obligations               108,569
                                            -----------
INVESTMENT COMPANIES (6.5%):
 705,040    Valiant Sweep Account.........      705,040
   3,500    Standard & Poor's Depositary
              Receipt Trust Series 1......      346,360
                                            -----------
  Total Investment Companies                  1,051,400
                                            -----------
  Total Investments
    (Cost $17,546,543)(a)--105.3%            17,010,505
  Liabilities in excess of other
  assets--(5.3)%                               (851,096)
                                            -----------
  Net Assets--100.0%                        $16,159,409
                                            ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZOA DIVERSIFIED ASSETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)

------------

*   Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $ 421,345
      Unrealized depreciation...................   (957,383)
                                                  ---------
      Net unrealized depreciation...............  $(536,038)
                                                  =========

(b) Variable rate security. Rate presented represents the rate in effect at June 30, 2002.

See accompanying notes to the financial statements.
 44

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZOA FIXED INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

PRINCIPAL                                     MARKET
  AMOUNT                                       VALUE
----------                                  -----------
ASSET BACKED SECURITIES (7.1%):
$  250,000   Chase Manhattan Auto Owner
               Trust, 4.24%, 09/15/08.....  $   251,968
   250,000   Chemical Master Credit Card
               Trust I, 5.98%, 09/15/08...      265,034
   250,000   Citibank Credit Card Master
               Trust I, 5.88%, 03/10/11...      261,465
   240,000   Discover Card Master Trust I,
               6.05%, 08/18/08............      254,188
   250,000   Ford Credit Auto Owner Trust,
               4.75%, 08/15/06............      256,651
   250,000   PSE&G Transition Funding LLC,
               5.98%, 06/15/08............      264,656
                                            -----------
  Total Asset Backed Securities               1,553,962
                                            -----------
CORPORATE BONDS (62.4%):
Aerospace/Defense (1.7%):
   400,000   Raytheon Co., 6.40%,
               12/15/18...................      382,381
                                            -----------
Automobiles (1.3%):
   300,000   Ford Motor Co., 7.45%,
               07/16/31...................      279,254
                                            -----------
Banking/Financial Services (23.8%):
   250,000   Bank One Corp., 5.90%,
               11/15/11...................      249,859
   250,000   CIT Group, Inc., 7.38%,
               04/02/07...................      250,027
   250,000   Countrywide Home Loan, 6.94%,
               07/16/07...................      269,834
   250,000   Duke Capital Corp., 6.75%,
               02/15/32...................      237,683
   250,000   First Bank National
               Association, 6.50%,
               02/01/08...................      267,093
   250,000   First Union Corp., 6.88%,
               09/15/05...................      268,407
   250,000   FleetBoston Financial Corp.,
               4.88%, 12/01/06............      250,841
   250,000   General Electric Capital
               Corp., 5.00%, 02/15/07.....      251,878
   250,000   General Motors Acceptance
               Corp., 8.00%, 11/01/31.....      255,688
   400,000   Household Finance Corp.,
               6.50%, 11/15/08............      401,275
   200,000   Inter-American Development
               Bank, 6.75%, 07/15/27......      210,917
   250,000   J.P. Morgan Chase & Co.,
               5.63%, 08/15/06............      257,857
   250,000   KeyCorp Capital III, 7.75%,
               07/15/29...................      254,266
   400,000   Merrill Lynch & Co., 6.50%,
               07/15/18...................      390,646
   250,000   Morgan Stanley Dean Witter &
               Co., 7.75%, 06/15/05.......      274,352

PRINCIPAL                                     MARKET
  AMOUNT                                       VALUE
----------                                  -----------
CORPORATE BONDS, CONTINUED
Banking/Financial Services, continued
$  250,000   PNC Funding Corp., 5.75%,
               08/01/06...................  $   257,686
   250,000   SunTrust Banks, Inc., 6.25%,
               06/01/08...................      263,890
   250,000   US West Capital Funding,
               Inc., 6.88%, 07/15/28......      127,500
   250,000   Verizon Global Funding Corp.,
               7.25%, 12/01/10............      252,400
   250,000   Wells Fargo Financial, Inc.,
               5.88%, 08/15/08............      260,048
                                            -----------
                                              5,252,147
                                            -----------
Beverages (1.2%):
   250,000   Diageo Capital plc, 6.63%,
               06/24/04...................      265,910
                                            -----------
Electric Utilities (1.3%):
   250,000   Dominion Resources, Inc.,
               8.13%, 06/15/10............      280,753
                                            -----------
Insurance (7.0%):
   250,000   Allstate Corp., 7.20%,
               12/01/09...................      274,978
   250,000   American General Finance
               Corp., 5.88%, 07/14/06.....      258,169
   250,000   Hartford Life, Inc., 7.10%,
               06/15/07...................      268,684
   250,000   MassMutual Global Funding II
               (b), 4.55%, 05/30/05.......      253,256
    50,000   MetLife, Inc., 5.25%,
               12/01/06...................       51,142
   400,000   St. Paul Companies, Inc.,
               7.88%, 04/15/05............      431,318
                                            -----------
                                              1,537,547
                                            -----------
Manufacturing (1.3%):
   250,000   Honeywell International,
               Inc., 6.63%, 06/15/28......      247,090
    50,000   Tyco International Group (b),
               2.37%, 07/30/03............       40,500
                                            -----------
                                                287,590
                                            -----------
Media (4.3%):
   250,000   AOL Time Warner, Inc., 7.70%,
               05/01/32...................      221,775
   200,000   Cox Communications, Inc.,
               7.50%, 08/15/04............      203,227
   250,000   Gannett Company, Inc., 4.95%,
               04/01/05...................      255,049
   250,000   Times Mirror Co., 7.45%,
               10/15/09...................      275,662
                                            -----------
                                                955,713
                                            -----------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZOA FIXED INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)


PRINCIPAL                                     MARKET
  AMOUNT                                       VALUE
----------                                  -----------
CORPORATE BONDS, CONTINUED
Oil/Gas (6.9%):
$  250,000   Anadarko Petroleum Corp.,
               7.20%, 03/15/29............  $   257,505
   250,000   BP Capital Markets plc,
               4.00%, 04/29/05............      252,489
   250,000   Enron Corp. (c), 0.00%,
               06/15/03...................       32,500
   250,000   Kerr-McGee Corp., 7.88%,
               09/15/31...................      274,681
   250,000   Keyspan Gas East Corp.,
               7.88%, 02/01/10............      280,825
   250,000   Southern Union Co., 7.60%,
               02/01/24...................      236,839
   250,000   Williams Companies, Inc.,
               7.50%, 01/15/31............      179,537
                                            -----------
                                              1,514,376
                                            -----------
Paper/Forest Products (1.2%):
   250,000   Mead Corp., 7.35%,
               03/01/17...................      266,270
                                            -----------
Pharmaceuticals (1.2%):
   250,000   Wyeth, 6.25%, 03/15/06.......      264,387
                                            -----------
Retail/Wholesale (2.4%):
   250,000   Albertson's, Inc., 7.50%,
               02/15/11...................      272,639
   250,000   Wal-Mart Stores, Inc., 5.45%,
               08/01/06...................      260,734
                                            -----------
                                                533,373
                                            -----------
Telecommunications (3.4%):
   250,000   AT&T Corp., 6.00%,
               03/15/09...................      197,500
   250,000   Citizens Communications Co.,
               9.00%, 08/15/31............      208,911
   250,000   Deutsche Telekom AG, 7.75%,
               06/15/05...................      255,788
   250,000   MCI Communications Corp.,
               7.50%, 08/20/04............       82,500
                                            -----------
                                                744,699
                                            -----------
Transportation (2.3%):
   250,000   CSX Corp., 7.00%, 09/15/02...      252,353
   250,000   Union Pacific Corp., 5.75%,
               10/15/07...................      256,964
                                            -----------
                                                509,317
                                            -----------
Travel/Entertainment (1.9%):
   400,000   Walt Disney Co., 6.75%,
               03/30/06...................      425,016
                                            -----------

  SHARES
    OR
PRINCIPAL                                     MARKET
  AMOUNT                                       VALUE
----------                                  -----------
CORPORATE BONDS, CONTINUED
Utilities (1.2%):
$  250,000   Indiana Michigan Power Co.,
               6.88%, 07/01/04............  $   263,325
                                            -----------
  Total Corporate Bonds                      13,762,058
                                            -----------
FOREIGN GOVERNMENT BOND (1.1%):
   250,000   Province of Ontario, 4.20%,
               06/30/05...................      252,689
                                            -----------
U.S. GOVERNMENT SPONSORED ENTERPRISES (31.4%):
Federal Home Loan Mortgage Corporation (8.6%):
   250,000   5.00%, 01/15/04..............      259,106
 1,600,000   6.50%, 07/01/32..............    1,631,501
                                            -----------
                                              1,890,607
                                            -----------
Federal National Mortgage Association (22.8%):
 1,400,000   1.74%, 07/03/02..............    1,399,865
   274,709   6.50%, 06/01/29..............      280,954
   385,884   6.50%, 10/01/29..............      394,657
   387,860   6.50%, 11/01/29..............      396,678
    74,555   6.00%, 04/01/32..............       74,453
   673,841   6.00%, 04/01/32..............      672,920
   199,837   6.00%, 05/01/32..............      199,563
   650,000   6.00%, 07/01/32..............      647,969
   945,000   6.50%, 07/01/32..............      963,014
                                            -----------
                                              5,030,073
                                            -----------
  Total U.S. Government Sponsored
  Enterprises                                 6,920,680
                                            -----------
U.S. TREASURY OBLIGATIONS (8.5%):
U.S. Treasury Inflation Indexed Obligations (3.9%):
   629,725   3.38%, 01/15/07..............      655,012
   133,528   3.63%, 01/15/08..............      139,787
    54,677   3.88%, 04/15/29..............       61,622
                                            -----------
                                                856,421
                                            -----------
U.S. Treasury Notes (4.6%):
 1,005,000   3.00%, 02/29/04..............    1,010,849
                                            -----------
  Total U.S. Treasury Obligations             1,867,270
                                            -----------
INVESTMENT COMPANY (3.1%):
   678,828   Valiant Sweep Account........      678,828
                                            -----------
  Total Investments
    (Cost $24,974,757)(a)--113.6%            25,035,487
  Liabilities in excess of other
  assets--(13.6)%                            (3,004,818)
                                            -----------
  Net Assets--100.0%                        $22,030,669
                                            ===========

See accompanying notes to the financial statements.
 46

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZOA FIXED INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)

------------

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation...................  $ 769,780
      Unrealized depreciation...................   (709,050)
                                                  ---------
      Net unrealized appreciation...............  $  60,730
                                                  =========

(b) Variable rate security. Rate presented represents the rate in effect at June 30, 2002.

(c)   Defaulted security.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

 PRINCIPAL                                  AMORTIZED
  AMOUNT                                       COST
-----------                                ------------
COMMERCIAL PAPER (B) (60.6%):
Automobiles (1.2%):
$ 1,500,000   Volkswagen of America,
                Inc., 1.78%, 08/01/02....  $  1,497,701
                                           ------------
Banking/Financial Services (37.2%):
  1,500,000   Abbey National North
                America LLC, 1.77%,
                09/09/02.................     1,494,838
  1,500,000   ABN AMRO North America
                Finance, Inc., 1.76%,
                08/08/02.................     1,497,213
  1,500,000   Aegon Funding Corp., 1.78%,
                08/26/02.................     1,495,847
  1,500,000   Banque et Caisse d'Epargne
                de L' Etat, 1.86%,
                07/10/02.................     1,499,303
  1,500,000   BMW US Capital Corp.,
                1.75%, 07/08/02..........     1,499,490
  1,500,000   BNP Paribas Finance, Inc.,
                1.93%, 11/12/02..........     1,489,224
  1,500,000   Caterpillar Financial
                Services Corp., 1.74%,
                08/21/02.................     1,496,303
  1,500,000   CDC Commercial Paper Corp.,
                1.81%, 09/06/02..........     1,494,947
  1,500,000   Ciesco LP (c), 1.75%,
                07/23/02.................     1,498,396
  1,500,000   Diageo Capital plc, 1.81%,
                07/11/02.................     1,499,246
  1,500,000   Exxon Imperial US, Inc.
                (c), 1.73%, 07/16/02.....     1,498,919
  1,500,000   Goldman Sachs Group, Inc.,
                1.77%, 08/23/02..........     1,496,091
  1,800,000   J.P. Morgan Chase & Co.
                (c), 1.76%, 08/08/02.....     1,796,655
  1,500,000   KfW International Finance,
                Inc., 1.87%, 10/28/02....     1,490,728
  1,500,000   Lloyds Bank plc, 1.80%,
                07/08/02.................     1,499,475
  1,500,000   National Australia Funding,
                1.75%, 08/08/02..........     1,497,229
  1,500,000   Nestle Capital Corp.,
                1.81%, 12/16/02..........     1,487,330
  1,500,000   New York Life Capital Corp.
                (c), 1.76%, 07/24/02.....     1,498,313
  1,500,000   PACCAR Financial Corp.,
                1.76%, 09/16/02..........     1,494,353
  1,500,000   Siemens Capital Corp.,
                1.75%, 08/06/02..........     1,497,375
  1,200,000   Societe Generale North
                America (c), 1.78%,
                08/01/02.................     1,198,161
  1,500,000   Southern Company Funding
                Corp., 1.79%, 07/10/02...     1,499,329
  1,500,000   Svenska Handelsbanken AB,
                1.81%, 11/20/02..........     1,489,291

 PRINCIPAL                                  AMORTIZED
  AMOUNT                                       COST
-----------                                ------------
COMMERCIAL PAPER (B), CONTINUED
Banking/Financial Services, continued
$ 1,500,000   Toronto-Dominion Holdings
                USA, 1.86%, 10/15/02.....  $  1,491,785
  1,500,000   Toyota Motor Credit Corp.
                (c), 1.74%, 07/09/02.....     1,499,420
  1,500,000   Unilever Capital Corp.,
                1.74%, 07/15/02..........     1,498,985
  1,500,000   USAA Capital Corp., 1.92%,
                08/15/02.................     1,496,400
  1,500,000   Verizon Network Funding
                Corp., 1.78%, 07/18/02...     1,498,739
  1,500,000   Wells Fargo & Co., 1.78%,
                08/06/02.................     1,497,330
  1,500,000   Westpac Capital Corp.,
                1.64%, 07/10/02..........     1,499,385
                                           ------------
                                             44,890,100
                                           ------------
Beverages (1.2%):
  1,500,000   Coca-Cola Enterprises,
                Inc., 1.85%, 10/15/02....     1,491,829
                                           ------------
Health Care (2.5%):
  1,500,000   Becton, Dickinson & Co.,
                1.76%, 08/05/02..........     1,497,433
  1,500,000   Johnson & Johnson, 1.76%,
                08/21/02.................     1,496,260
                                           ------------
                                              2,993,693
                                           ------------
Household (3.7%):
  1,500,000   Colgate-Palmolive Co. (c),
                1.73%, 08/01/02..........     1,497,765
  1,500,000   Gillette Co., 2.04%,
                10/15/02.................     1,490,990
  1,500,000   Procter & Gamble Co. (c),
                1.74%, 07/24/02..........     1,498,333
                                           ------------
                                              4,487,088
                                           ------------
Insurance (3.7%):
  1,500,000   Allstate Corp., 1.75%,
                07/12/02.................     1,499,198
  1,500,000   American Family Financial
                Services, 1.88%,
                07/08/02.................     1,499,452
  1,500,000   Prudential plc, 1.77%,
                07/29/02.................     1,497,935
                                           ------------
                                              4,496,585
                                           ------------
Manufacturing (2.5%):
  1,500,000   Emerson Electric Co. (c),
                1.73%, 08/20/02..........     1,496,396
  1,500,000   Snap-on, Inc., 1.81%,
                07/26/02.................     1,498,114
                                           ------------
                                              2,994,510
                                           ------------

See accompanying notes to the financial statements.
 48

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)


 PRINCIPAL                                  AMORTIZED
  AMOUNT                                       COST
-----------                                ------------
COMMERCIAL PAPER (B), CONTINUED
Media (3.7%):
$ 1,500,000   Gannett Company, Inc. (c),
                1.75%, 08/07/02..........  $  1,497,302
  1,500,000   McGraw-Hill Companies,
                Inc., 1.77%, 09/04/02....     1,495,206
  1,500,000   Washington Post Co., 1.77%,
                08/05/02.................     1,497,419
                                           ------------
                                              4,489,927
                                           ------------
Pharmaceuticals (1.2%):
  1,500,000   Pfizer, Inc. (c), 1.73%,
                08/01/02.................     1,497,765
                                           ------------
Retail/Wholesale (2.5%):
  1,500,000   NIKE, Inc., 1.76%,
                08/29/02.................     1,495,673
  1,500,000   Wal-Mart Stores, Inc. (c),
                1.74%, 08/13/02..........     1,496,883
                                           ------------
                                              2,992,556
                                           ------------
Transportation (1.2%):
  1,500,000   Matson Navigation Company,
                Inc., 1.82%, 07/17/02....     1,498,787
                                           ------------
  Total Commercial Paper                     73,330,541
                                           ------------

  SHARES
    OR
 PRINCIPAL                                  AMORTIZED
  AMOUNT                                       COST
-----------                                ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (B) (25.9%):
Federal Home Loan Mortgage Corporation (0.8%):
$ 1,000,000   2.04%, 11/07/02............  $    992,690
                                           ------------
Federal National Mortgage Association (25.1%):
 23,800,000   1.90%, 07/01/02............    23,800,000
  5,000,000   1.76%, 08/05/02............     4,991,444
  1,500,000   1.94%, 08/12/02............     1,496,605
                                           ------------
                                             30,288,049
                                           ------------
  Total U.S. Government Sponsored
Enterprises                                  31,280,739
                                           ------------
INVESTMENT COMPANY (1.9%):
  2,282,635   Valiant Sweep Account......     2,282,635
                                           ------------
  Total Investments
    (Cost $106,893,915)(a)--88.4%           106,893,915
  Other assets in excess of
liabilities--11.6%                           14,012,151
                                           ------------
  Net Assets--100.0%                       $120,906,066
                                           ============

------------

(a)  Also represents cost for federal tax purposes.

(b)  The rates presented represent the effective yields at June 30, 2002.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Adviser and/or the Specialist Manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

                                        USAZ                      USAZ         USAZ
                                     VAN KAMPEN      USAZ       ALLIANCE    TEMPLETON
                                     AGGRESSIVE   STRATEGIC     CAPITAL     DEVELOPED
                                       GROWTH       GROWTH     TECHNOLOGY    MARKETS
                                        FUND         FUND         FUND         FUND
                                     ----------   ----------   ----------   ----------
ASSETS
Investments, at cost...............  $6,206,037   $2,666,165   $7,380,767   $5,174,958
                                     ==========   ==========   ==========   ==========
Investments, at value..............  $5,889,718   $2,601,851   $6,236,373   $5,335,530
Cash...............................         --       138,895           --    1,071,601
Foreign currency, at value (a).....         --            --           --           --
Interest and dividends
  receivable.......................      1,365           744        1,190        7,346
Receivable for investments sold....         --            --       46,013       42,186
Receivable from Adviser............      5,431         6,249        2,457        5,959
Reclaim receivable.................         --            --           --        2,049
Prepaid expenses...................        193           260          576          385
                                     ----------   ----------   ----------   ----------
  Total Assets.....................  5,896,707     2,747,999    6,286,609    6,465,056
                                     ----------   ----------   ----------   ----------
LIABILITIES
Cash overdraft.....................        230            --           --           --
Foreign currency overdraft, at
  value (b)........................         --            --           --        9,718
Dividends payable..................         --            --           --       38,551
Payable for investments
  purchased........................     18,767        10,734      149,208      358,928
Investment advisory fees payable...         --            --           --           --
Distribution fees payable..........      1,182           615        1,303        1,199
Other accrued liabilities..........      6,857           100        2,997        5,258
                                     ----------   ----------   ----------   ----------
  Total Liabilities................     27,036        11,449      153,508      413,654
                                     ----------   ----------   ----------   ----------
NET ASSETS.........................  $5,869,671   $2,736,550   $6,133,101   $6,051,402
                                     ==========   ==========   ==========   ==========
NET ASSETS CONSIST OF:
  Capital..........................  $6,989,230   $3,564,339   $8,092,901   $5,853,684
  Undistributed net investment
     income/(loss).................    (14,486)      (11,462)     (40,359)       4,950
  Accumulated net realized
     gains/(losses) on investments
     and foreign currency..........   (788,754)     (752,013)    (775,047)      31,606
  Net unrealized
     appreciation/(depreciation) of
     investments and foreign
     currency......................   (316,319)      (64,314)  (1,144,394)     161,162
                                     ----------   ----------   ----------   ----------
NET ASSETS.........................  $5,869,671   $2,736,550   $6,133,101   $6,051,402
                                     ==========   ==========   ==========   ==========
Shares of beneficial interest
  (unlimited shares authorized)....    878,154       362,556      798,755      583,708
Net Asset Value (offering and
  redemption price per share)......  $    6.68    $     7.55   $     7.68   $    10.37
                                     ==========   ==========   ==========   ==========

------------

(a)  Foreign currency at cost for the AZOA Global Opportunities
     Fund and USAZ PIMCO Renaissance Fund was $714 and $11,066, respectively.
(b)  Foreign currency overdraft at cost for the USAZ Templeton
     Developed Markets Fund and USAZ PIMCO Value Fund was $9,442 and $69,707, respectively.

See accompanying notes to the financial statements.
 50

                                                       USAZ
                                                     ALLIANCE
                                        AZOA          CAPITAL        USAZ
                                       GLOBAL        LARGE CAP    VAN KAMPEN       AZOA
                                    OPPORTUNITIES     GROWTH        GROWTH        GROWTH
                                        FUND           FUND          FUND          FUND
                                    -------------   -----------   -----------   -----------
ASSETS
Investments, at cost...............  $ 1,806,996    $10,866,243   $10,567,398   $ 3,972,076
                                     ===========    ===========   ===========   ===========
Investments, at value..............  $ 1,776,458    $ 9,738,034   $10,498,810   $ 3,251,078
Cash...............................           99             --           341            60
Foreign currency, at value (a).....          750             --            --            --
Interest and dividends receivable..        6,380          5,838         3,214         7,036
Receivable for investments sold....    4,499,596          5,345       188,287         3,734
Receivable from Investment
  Advisor..........................        2,503            989         2,231         2,507
Reclaim receivable.................        3,567             --            --            --
Prepaid expenses...................          556            486           435           821
                                     -----------    -----------   -----------   -----------
  Total Assets.....................    6,289,909      9,750,692    10,693,318     3,265,236
                                     -----------    -----------   -----------   -----------

LIABILITIES
Cash overdraft.....................           --             --            --            --
Foreign currency overdraft, at
  value (b)........................           --             --            --            --
Dividends payable..................       10,205             --            --         8,263
Payable for investments purchased..           --         43,869       325,338            --
Investment advisory fees payable...           --             --            --            --
Distribution fees payable..........        1,333          1,936         2,050         1,778
Other accrued liabilities..........        1,931          7,939        12,947         4,507
                                     -----------    -----------   -----------   -----------
  Total Liabilities................       13,469         53,744       340,335        14,548
                                     -----------    -----------   -----------   -----------
NET ASSETS.........................  $ 6,276,440    $ 9,696,948   $10,352,983   $ 3,250,688
                                     ===========    ===========   ===========   ===========

NET ASSETS CONSIST OF:
  Capital..........................  $10,642,062    $11,363,064   $11,526,184   $ 8,309,033
  Undistributed net investment
     income/(loss).................       (2,047)       (16,200)      (24,604)         (146)
  Net realized gains/(losses) on
     investments and foreign
     currency......................   (4,338,534)      (521,707)   (1,080,009)   (4,337,201)
  Net unrealized
     appreciation/(depreciation) of
     investments and foreign
     currency......................      (25,041)    (1,128,209)      (68,588)     (720,998)
                                     -----------    -----------   -----------   -----------
NET ASSETS.........................  $ 6,276,440    $ 9,696,948   $10,352,983   $ 3,250,688
                                     ===========    ===========   ===========   ===========

Shares of beneficial interest
  (unlimited shares authorized)....    1,098,312      1,156,998     1,223,267       522,323
Net Asset Value (offering and
  redemption price per share)......  $      5.71    $      8.38   $      8.46   $      6.22
                                     ===========    ===========   ===========   ===========


                                                                    USAZ
                                        USAZ          USAZ       VAN KAMPEN       USAZ
                                        PIMCO         PIMCO       EMERGING     VAN KAMPEN
                                     RENAISSANCE      VALUE        GROWTH       COMSTOCK
                                        FUND          FUND          FUND          FUND
                                     -----------   -----------   -----------   -----------
ASSETS
Investments, at cost...............  $43,184,312   $14,723,584   $16,016,234   $48,247,149
                                     ===========   ===========   ===========   ===========
Investments, at value..............  $39,435,281   $12,939,318   $15,695,216   $44,324,229
Cash...............................    3,263,807       265,021           411           350
Foreign currency, at value (a).....       11,101            --            --            --
Interest and dividends receivable..       42,010        28,679         6,464        48,104
Receivable for investments sold....      895,401       361,954       165,960        14,137
Receivable from Investment
  Advisor..........................           --            --         1,563            --
Reclaim receivable.................           --            --            --            --
Prepaid expenses...................          565           380           492         1,014
                                     -----------   -----------   -----------   -----------
  Total Assets.....................   43,648,165    13,595,352    15,870,106    44,387,834
                                     -----------   -----------   -----------   -----------
LIABILITIES
Cash overdraft.....................           --            --            --            --
Foreign currency overdraft, at
  value (b)........................           --        71,752            --            --
Dividends payable..................       15,786        23,149            --        81,933
Payable for investments purchased..    1,302,016        80,370       216,012       699,010
Investment advisory fees payable...       17,200         1,386            --        19,477
Distribution fees payable..........        8,522         2,773         3,075         8,819
Other accrued liabilities..........       21,607        10,237        10,214        26,272
                                     -----------   -----------   -----------   -----------
  Total Liabilities................    1,365,131       189,667       229,301       835,511
                                     -----------   -----------   -----------   -----------
NET ASSETS.........................  $42,283,034   $13,405,685   $15,640,805   $43,552,323
                                     ===========   ===========   ===========   ===========
NET ASSETS CONSIST OF:
  Capital..........................  $45,884,513   $14,450,554   $18,066,949   $49,043,919
  Undistributed net investment
     income/(loss).................       (2,913)       (1,962)      (20,156)       (3,763)
  Net realized gains/(losses) on
     investments and foreign
     currency......................      151,315       743,426    (2,084,970)   (1,564,913)
  Net unrealized
     appreciation/(depreciation) of
     investments and foreign
     currency......................   (3,749,881)   (1,786,333)     (321,018)   (3,922,920)
                                     -----------   -----------   -----------   -----------
NET ASSETS.........................  $42,283,034   $13,405,685   $15,640,805   $43,552,323
                                     ===========   ===========   ===========   ===========
Shares of beneficial interest
  (unlimited shares authorized)....    4,180,594     1,353,189     2,075,273     5,224,509
Net Asset Value (offering and
  redemption price per share)......  $     10.11   $      9.91   $      7.54   $      8.34
                                     ===========   ===========   ===========   ===========

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

                                        USAZ         USAZ             USAZ
                                       PIMCO      VAN KAMPEN    ALLIANCE CAPITAL      USAZ
                                       GROWTH       GROWTH           GROWTH           AIM
                                        AND           AND             AND            BASIC
                                       INCOME       INCOME           INCOME          VALUE
                                        FUND         FUND             FUND            FUND
                                     ----------   -----------   ----------------   ----------
ASSETS
Investments, at cost...............  $6,583,102   $29,733,912     $11,805,354      $8,253,439
                                     ==========   ===========     ===========      ==========
Investments, at value..............  $6,562,938   $28,943,821     $10,560,692      $7,573,978
Cash...............................     305,023           723              --              --
Foreign currency, at value (a).....          --            --              --              --
Interest and dividends
  receivable.......................      13,531        31,214          13,997           5,064
Receivable for investments sold....          --            --              --          18,283
Receivable from Adviser............       1,744            --             225          13,952
Reclaim receivable.................          --            --              --              --
Prepaid expenses...................         323         1,146             525              --
                                     ----------   -----------     -----------      ----------
  Total Assets.....................   6,883,559    28,976,904      10,575,439       7,611,277
                                     ----------   -----------     -----------      ----------
LIABILITIES
Dividends payable..................      20,421        39,156           4,670              --
Payable for investments
  purchased........................          --       145,386              --         379,276
Investment advisory fees payable...          --         6,974              --              --
Distribution fees payable..........       1,415         5,808           2,153           1,406
Other accrued liabilities..........       7,812        13,942          11,030          19,833
                                     ----------   -----------     -----------      ----------
  Total Liabilities................      29,648       211,266          17,853         400,515
                                     ----------   -----------     -----------      ----------
NET ASSETS.........................  $6,853,911   $28,765,638     $10,557,586      $7,210,762
                                     ==========   ===========     ===========      ==========
NET ASSETS CONSIST OF:
  Capital..........................  $7,324,600   $30,366,854     $11,805,628      $7,951,121
  Undistributed net investment
     income/(loss).................        (499)       (2,018)           (879)           (903)
  Accumulated net realized
     gains/(losses) on investments
     and foreign currency..........    (450,026)     (809,107)         (2,501)        (59,995)
  Net unrealized
     appreciation/(depreciation) of
     investments and foreign
     currency......................     (20,164)     (790,091)     (1,244,662)       (679,461)
                                     ----------   -----------     -----------      ----------
NET ASSETS.........................  $6,853,911   $28,765,638     $10,557,586      $7,210,762
                                     ==========   ===========     ===========      ==========
Shares of beneficial interest
  (unlimited shares authorized)....     731,183     3,103,585       1,183,305         806,346
Net Asset Value (offering and
  redemption price per share)......  $     9.37   $      9.27     $      8.92      $     8.94
                                     ==========   ===========     ===========      ==========

------------

(a) Foreign currency at cost for the USAZ AIM Dent Demographic Trends Fund, and USAZ AIM International Equity Fund was $1,577 and $5,366, respectively.

See accompanying notes to the financial statements.
 52

                                                              USAZ
                                                               AIM           USAZ           USAZ
                                                              DENT            AIM        OPPENHEIMER      AZOA          AZOA
                                               USAZ AIM    DEMOGRAPHIC   INTERNATIONAL    EMERGING     DIVERSIFIED      FIXED
                                              BLUE CHIP      TRENDS         EQUITY         GROWTH        ASSETS        INCOME
                                                 FUND         FUND           FUND           FUND          FUND          FUND
                                              ----------   -----------   -------------   -----------   -----------   -----------
ASSETS
Investments, at cost......................... $5,578,880   $3,656,926     $6,045,378     $10,791,083   $17,546,543   $24,974,757
                                              ==========   ==========     ==========     ===========   ===========   ===========
Investments, at value........................ $5,168,495   $3,359,831     $6,024,589     $10,036,797   $17,010,505   $25,035,487
Cash.........................................         --           --             --              --            --            --
Foreign currency, at value (a)...............         --        1,504          5,392              --            --            --
Interest and dividends receivable............      2,897          454          3,875           7,482       155,693       317,194
Receivable for investments sold..............         --       57,185             --         305,108         4,914            --
Receivable from Investment Advisor...........      9,703        6,998         11,303           2,669            --           259
Reclaim receivable...........................         --           --          1,322              --            --            --
Prepaid expenses.............................         --           --             --              --         1,189         1,799
                                              ----------   ----------     ----------     -----------   -----------   -----------
     Total Assets............................  5,181,095    3,425,972      6,046,481      10,352,056    17,172,301    25,354,739
                                              ----------   ----------     ----------     -----------   -----------   -----------
LIABILITIES
Dividends payable............................         --           --             --              --        41,287        85,212
Payable for investments purchased............     60,514       80,573          4,616         247,768       959,351     3,224,900
Investment advisory fees payable.............         --           --             --              --           755            --
Distribution fees payable....................        998          678          1,016           2,022         3,367         4,629
Other accrued liabilities....................     11,451        5,903         21,814           8,593         8,132         9,329
                                              ----------   ----------     ----------     -----------   -----------   -----------
     Total Liabilities.......................     72,963       87,154         27,446         258,383     1,012,892     3,324,070
                                              ----------   ----------     ----------     -----------   -----------   -----------
NET ASSETS................................... $5,108,132   $3,338,818     $6,019,035     $10,093,673   $16,159,409   $22,030,669
                                              ==========   ==========     ==========     ===========   ===========   ===========
NET ASSETS CONSIST OF:
  Capital.................................... $5,548,226   $3,741,963     $6,099,708     $11,100,883   $17,479,797   $21,738,060
  Undistributed net investment
     income/(loss)...........................       (599)      (3,953)         8,721          (9,091)        7,449        16,036
  Net realized gains/(losses) on investments
     and
  foreign currency...........................    (29,110)    (102,084)       (68,731)       (243,833)     (791,799)      215,843
  Net unrealized appreciation/(depreciation)
     of
  investments and foreign currency...........   (410,385)    (297,108)       (20,663)       (754,286)     (536,038)       60,730
                                              ----------   ----------     ----------     -----------   -----------   -----------
NET ASSETS................................... $5,108,132   $3,338,818     $6,019,035     $10,093,673   $16,159,409   $22,030,669
                                              ==========   ==========     ==========     ===========   ===========   ===========
Shares of beneficial interest (unlimited
  shares authorized).........................    560,282      377,103        617,551       1,116,121     1,758,107     2,133,015
Net Asset Value (offering and redemption
  price
  per share)................................. $     9.12   $     8.85     $     9.75     $      9.04   $      9.19   $     10.33
                                              ==========   ==========     ==========     ===========   ===========   ===========


                                                   USAZ
                                                  MONEY
                                                  MARKET
                                                   FUND
                                               ------------
ASSETS
Investments, at cost.........................  $106,893,915
                                               ============
Investments, at value........................  $106,893,915
Cash.........................................    14,169,508
Foreign currency, at value (a)...............            --
Interest and dividends receivable............         3,395
Receivable for investments sold..............            --
Receivable from Investment Advisor...........            --
Reclaim receivable...........................            --
Prepaid expenses.............................         7,488
                                               ------------
     Total Assets............................   121,074,306
                                               ------------
LIABILITIES
Dividends payable............................        86,199
Payable for investments purchased............            --
Investment advisory fees payable.............        33,479
Distribution fees payable....................        23,913
Other accrued liabilities....................        24,649
                                               ------------
     Total Liabilities.......................       168,240
                                               ------------
NET ASSETS...................................  $120,906,066
                                               ============
NET ASSETS CONSIST OF:
  Capital....................................  $120,906,287
  Undistributed net investment
     income/(loss)...........................          (464)
  Net realized gains/(losses) on investments
     and
  foreign currency...........................           243
  Net unrealized appreciation/(depreciation)
     of
  investments and foreign currency...........            --
                                               ------------
NET ASSETS...................................  $120,906,066
                                               ============
Shares of beneficial interest (unlimited
  shares authorized).........................   120,906,287
Net Asset Value (offering and redemption
  price
  per share).................................  $       1.00
                                               ============

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF OPERATIONS
FOR THE PERIODS ENDED JUNE 30, 2002
(UNAUDITED)

                                        USAZ                     USAZ         USAZ
                                     VAN KAMPEN     USAZ       ALLIANCE     TEMPLETON
                                     AGGRESSIVE   STRATEGIC     CAPITAL     DEVELOPED
                                       GROWTH      GROWTH     TECHNOLOGY     MARKETS
                                        FUND        FUND         FUND         FUND
                                     ----------   ---------   -----------   ---------
INVESTMENT INCOME:
Interest...........................  $   4,145    $   1,148   $        --   $     --
Dividends..........................      8,505        7,842         4,801     95,367
Foreign withholding tax............         --           --            --    (11,101)
                                     ---------    ---------   -----------   --------
     Total Investment Income.......     12,650        8,990         4,801     84,266
                                     ---------    ---------   -----------   --------
EXPENSES:
Adviser fees.......................     19,538       17,663        36,128     23,962
Administration fees................     35,000       35,000        35,000     35,000
Distribution fees..................      5,427        4,648         9,032      6,846
Fund accounting fees...............      3,098        2,344         1,097      4,844
Custodian fees.....................     14,738        8,547         5,745     14,890
Legal fees.........................      1,815          705         1,779      1,730
Other expenses.....................      3,688        2,113         3,669      3,920
                                     ---------    ---------   -----------   --------
     Total expenses before
       waivers/reimbursements......     83,304       71,020        92,450     91,192
     Less expenses
       waived/reimbursed by the
       Adviser.....................    (56,168)     (50,568)      (47,290)   (56,961)
                                     ---------    ---------   -----------   --------
     Net Expenses..................     27,136       20,452        45,160     34,231
                                     ---------    ---------   -----------   --------
NET INVESTMENT INCOME/(LOSS).......    (14,486)     (11,462)      (40,359)    50,035
                                     ---------    ---------   -----------   --------
REALIZED AND UNREALIZED
  GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on
  investments and foreign
  currency.........................   (383,022)    (332,953)     (762,646)    31,606
Change in unrealized
  appreciation/depreciation in
  investments and foreign
  currency.........................   (530,179)    (369,722)   (1,670,024)    32,132
                                     ---------    ---------   -----------   --------
NET REALIZED AND UNREALIZED
  GAINS/(LOSSES) ON INVESTMENTS....   (913,201)    (702,675)   (2,432,670)    63,738
                                     ---------    ---------   -----------   --------
NET INCREASE/(DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................  $(927,687)   $(714,137)  $(2,473,029)  $113,773
                                     =========    =========   ===========   ========

See accompanying notes to the financial statements.
 54

                                                                 USAZ
                                                               ALLIANCE
                                                  AZOA          CAPITAL        USAZ                        USAZ          USAZ
                                                 GLOBAL        LARGE CAP    VAN KAMPEN       AZOA          PIMCO         PIMCO
                                              OPPORTUNITIES     GROWTH        GROWTH        GROWTH      RENAISSANCE      VALUE
                                                  FUND           FUND          FUND          FUND          FUND          FUND
                                              -------------   -----------   -----------   -----------   -----------   -----------
INVESTMENT INCOME:
Interest.....................................  $    5,357     $        --   $     4,069   $     5,214   $    17,667   $     4,938
Dividends....................................      58,778          30,924        15,633        63,370       131,942        71,031
Foreign withholding tax......................      (2,730)             --            --          (119)       (3,460)         (699)
                                               ----------     -----------   -----------   -----------   -----------   -----------
Total Investment Income......................      61,405          30,924        19,702        68,465       146,149        75,270
                                               ----------     -----------   -----------   -----------   -----------   -----------
EXPENSES:
Investment advisory fees.....................      32,635          42,840        31,383        40,745        90,813        36,175
Administration fees..........................      35,000          35,000        35,000        35,000        35,000        35,000
Distribution fees............................       8,588          10,710         9,230        13,582        30,271        12,058
Fund accounting fees.........................       4,362           1,425         3,247         2,304         1,599         1,146
Custodian fees...............................       8,903           5,417        13,278         7,313         4,967         5,303
Legal fees...................................       1,662           3,478         3,288         1,918        10,913         4,547
Other expenses...............................       5,048           6,488         7,286         4,819        16,833         7,468
                                               ----------     -----------   -----------   -----------   -----------   -----------
Total expenses before
  waivers/reimbursements.....................      96,198         105,358       102,712       105,681       190,396       101,697
Less expenses waived/reimbursed..............     (44,385)        (58,234)      (58,406)      (56,786)      (57,221)      (48,641)
                                               ----------     -----------   -----------   -----------   -----------   -----------
Net Expenses.................................      51,813          47,124        44,306        48,895       133,175        53,056
                                               ----------     -----------   -----------   -----------   -----------   -----------
NET INVESTMENT INCOME/(LOSS).................       9,592         (16,200)      (24,604)       19,570        12,974        22,214
                                               ----------     -----------   -----------   -----------   -----------   -----------
REALIZED AND UNREALIZED GAINS/(LOSSES)
ON INVESTMENTS:
Net realized gains/(losses) on investments
  and
  foreign currency...........................  (1,023,018)       (521,707)     (680,455)   (2,049,977)      153,684       743,427
Change in unrealized
  appreciation/depreciation in
  investments and foreign currency...........     158,098      (1,450,889)     (449,706)     (160,987)   (4,497,406)   (2,236,766)
                                               ----------     -----------   -----------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON
  INVESTMENTS................................    (864,920)     (1,972,596)   (1,130,161)   (2,210,964)   (4,343,722)   (1,493,339)
                                               ----------     -----------   -----------   -----------   -----------   -----------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................  $ (855,328)    $(1,988,796)  $(1,154,765)  $(2,191,394)  $(4,330,748)  $(1,471,125)
                                               ==========     ===========   ===========   ===========   ===========   ===========


                                                  USAZ
                                               VAN KAMPEN       USAZ
                                                EMERGING     VAN KAMPEN
                                                 GROWTH       COMSTOCK
                                                  FUND          FUND
                                               -----------   -----------
INVESTMENT INCOME:
Interest.....................................  $     9,859   $    37,510
Dividends....................................       21,834       282,661
Foreign withholding tax......................           (6)         (139)
                                               -----------   -----------
Total Investment Income......................       31,687       320,032
                                               -----------   -----------
EXPENSES:
Investment advisory fees.....................       40,061       121,896
Administration fees..........................       35,000        35,000
Distribution fees............................       11,783        39,321
Fund accounting fees.........................        2,653         2,598
Custodian fees...............................       12,447        17,807
Legal fees...................................        4,401        12,885
Other expenses...............................        9,342        23,678
                                               -----------   -----------
Total expenses before
  waivers/reimbursements.....................      115,687       253,185
Less expenses waived/reimbursed..............      (63,844)      (64,443)
                                               -----------   -----------
Net Expenses.................................       51,843       188,742
                                               -----------   -----------
NET INVESTMENT INCOME/(LOSS).................      (20,156)      131,290
                                               -----------   -----------
REALIZED AND UNREALIZED GAINS/(LOSSES)
ON INVESTMENTS:
Net realized gains/(losses) on investments
  and
  foreign currency...........................   (1,317,531)   (1,362,711)
Change in unrealized
  appreciation/depreciation in
  investments and foreign currency...........     (861,734)   (3,770,083)
                                               -----------   -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON
  INVESTMENTS................................   (2,179,265)   (5,132,794)
                                               -----------   -----------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................  $(2,199,421)  $(5,001,504)
                                               ===========   ===========

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF OPERATIONS
FOR THE PERIODS ENDED JUNE 30, 2002
(UNAUDITED)

                                       USAZ         USAZ             USAZ
                                       PIMCO     VAN KAMPEN    ALLIANCE CAPITAL     USAZ
                                      GROWTH       GROWTH           GROWTH           AIM
                                        AND          AND             AND            BASIC
                                      INCOME       INCOME           INCOME          VALUE
                                       FUND         FUND             FUND         FUND (a)
                                     ---------   -----------   ----------------   ---------
INVESTMENT INCOME:
Interest...........................  $   8,325   $    15,354     $         7      $      --
Dividends..........................     65,129       177,775          93,013         10,061
Foreign withholding tax............         --        (1,249)             --             --
                                     ---------   -----------     -----------      ---------
     Total Investment Income.......     73,454       191,880          93,020         10,061
                                     ---------   -----------     -----------      ---------
EXPENSES:
Adviser fees.......................     23,724        86,548          48,011          7,475
Administration fees................     35,000        35,000          35,000         11,699
Distribution fees..................      7,908        27,919          12,029          2,492
Fund accounting fees...............      1,258         2,032           1,957          1,097
Custodian fees.....................      4,330        14,259           7,769          6,089
Legal fees.........................      3,055         8,045           4,114          9,828
Other expenses.....................      5,669        17,139           7,405          4,475
                                     ---------   -----------     -----------      ---------
     Total expenses before
       waivers/reimbursements......     80,944       190,942         116,285         43,155
     Less expenses
       waived/reimbursed by the
       Adviser.....................    (46,149)      (68,099)        (63,359)       (32,191)
                                     ---------   -----------     -----------      ---------
     Net Expenses..................     34,795       122,843          52,926         10,964
                                     ---------   -----------     -----------      ---------
NET INVESTMENT INCOME/(LOSS).......     38,659        69,037          40,094           (903)
                                     ---------   -----------     -----------      ---------
REALIZED AND UNREALIZED
  GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on
  investments and foreign
  currency.........................   (405,632)     (273,908)             40        (59,995)
Change in unrealized
  appreciation/depreciation in
  investments and foreign
  currency.........................   (129,548)   (1,203,257)     (1,552,583)      (679,461)
                                     ---------   -----------     -----------      ---------
NET REALIZED AND UNREALIZED
  GAINS/(LOSSES) ON INVESTMENTS....   (535,180)   (1,477,165)     (1,552,543)      (739,456)
                                     ---------   -----------     -----------      ---------
NET INCREASE/(DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................  $(496,521)  $(1,408,128)    $(1,512,449)     $(740,359)
                                     =========   ===========     ===========      =========

------------
(a) From commencement of operations on May 1, 2002.

See accompanying notes to the financial statements.
 56

                                                             USAZ
                                                              AIM           USAZ           USAZ
                                                USAZ         DENT            AIM        OPPENHEIMER      AZOA         AZOA
                                                 AIM      DEMOGRAPHIC   INTERNATIONAL    EMERGING     DIVERSIFIED    FIXED
                                              BLUE CHIP     TRENDS         EQUITY         GROWTH        ASSETS       INCOME
                                              FUND (a)     FUND (a)       FUND (a)       FUND (a)        FUND         FUND
                                              ---------   -----------   -------------   -----------   -----------   --------
INVESTMENT INCOME:
Interest..................................... $      --    $      --      $     --      $        --    $ 305,134    $630,301
Dividends....................................     8,017        2,686        23,595           11,849       30,492       7,769
Foreign withholding tax......................        --           --        (2,883)              --          (36)         --
                                              ---------    ---------      --------      -----------    ---------    --------
Total Investment Income......................     8,017        2,686        20,712           11,849      335,590     638,070
                                              ---------    ---------      --------      -----------    ---------    --------
EXPENSES:
Investment advisory fees.....................     5,993        4,703         8,633           14,239       45,266      57,072
Administration fees..........................    11,699       11,699        11,699           11,699       35,000      35,000
Distribution fees............................     1,873        1,383         2,398            4,188       20,575      28,536
Fund accounting fees.........................     1,112          851         3,662              434        4,780       4,571
Custodian fees...............................     4,422        3,629         8,497            2,842        5,501       3,736
Legal fees...................................     5,137        2,123         8,867            4,956        4,600       5,985
Other expenses...............................     2,577        1,227         3,536            2,350        9,432      11,974
                                              ---------    ---------      --------      -----------    ---------    --------
Total expenses before
  waivers/reimbursements.....................    32,813       25,615        47,292           40,708      125,154     146,874
Less expenses waived/reimbursed..............   (24,197)     (18,976)      (35,301)         (19,768)     (42,939)    (61,266)
                                              ---------    ---------      --------      -----------    ---------    --------
Net Expenses.................................     8,616        6,639        11,991           20,940       82,215      85,608
                                              ---------    ---------      --------      -----------    ---------    --------
NET INVESTMENT INCOME/(LOSS).................      (599)      (3,953)        8,721           (9,091)     253,375     552,462
                                              ---------    ---------      --------      -----------    ---------    --------
REALIZED AND UNREALIZED GAINS/(LOSSES)
  ON INVESTMENTS:
Net realized gains/(losses) on investments
  and
  foreign currency...........................   (29,110)    (102,084)      (68,731)        (243,833)    (242,609)    215,844
Change in unrealized
  appreciation/depreciation in
  investments and foreign currency...........  (410,385)    (297,108)      (20,663)        (754,286)    (584,191)   (244,404)
                                              ---------    ---------      --------      -----------    ---------    --------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON
  INVESTMENTS................................  (439,495)    (399,192)      (89,394)        (998,119)    (826,800)    (28,560)
                                              ---------    ---------      --------      -----------    ---------    --------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................. $(440,094)   $(403,145)     $(80,673)     $(1,007,210)   $(573,425)   $523,902
                                              =========    =========      ========      ===========    =========    ========


                                                 USAZ
                                                MONEY
                                                MARKET
                                                 FUND
                                               --------
INVESTMENT INCOME:
Interest.....................................  $884,988
Dividends....................................    21,544
Foreign withholding tax......................        --
                                               --------
Total Investment Income......................   906,532
                                               --------
EXPENSES:
Investment advisory fees.....................   176,398
Administration fees..........................    41,084
Distribution fees............................   125,999
Fund accounting fees.........................       479
Custodian fees...............................     8,735
Legal fees...................................    26,093
Other expenses...............................    56,670
                                               --------
Total expenses before
  waivers/reimbursements.....................   435,458
Less expenses waived/reimbursed..............      (516)
                                               --------
Net Expenses.................................   434,942
                                               --------
NET INVESTMENT INCOME/(LOSS).................   471,590
                                               --------
REALIZED AND UNREALIZED GAINS/(LOSSES)
  ON INVESTMENTS:
Net realized gains/(losses) on investments
  and
  foreign currency...........................       380
Change in unrealized
  appreciation/depreciation in
  investments and foreign currency...........        --
                                               --------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON
  INVESTMENTS................................       380
                                               --------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................  $471,970
                                               ========

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                          USAZ VAN KAMPEN               USAZ STRATEGIC
                                       AGGRESSIVE GROWTH FUND            GROWTH FUND
                                     --------------------------   --------------------------
                                     SIX MONTHS       PERIOD      SIX MONTHS       PERIOD
                                        ENDED         ENDED          ENDED         ENDED
                                      JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                        2002         2001 (a)        2002         2001 (a)
                                     -----------   ------------   -----------   ------------
                                     (UNAUDITED)                  (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss).....  $  (14,486)    $   (7,850)   $   (11,462)   $   (4,781)
  Net realized gain/(loss) on
     investments and foreign
     currency......................    (383,022)      (405,732)      (332,953)     (419,060)
  Change in unrealized
     appreciation/depreciation on
     investments and foreign
     currency......................    (530,179)       213,860       (369,722)      305,408
                                     ----------     ----------    -----------    ----------
  Change in net assets from
     operations....................    (927,687)      (199,722)      (714,137)     (118,433)
                                     ----------     ----------    -----------    ----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income.......          --             --             --            --
  From net realized gains on
     investments...................          --             --             --            --
                                     ----------     ----------    -----------    ----------
  Change in net assets resulting
     from dividends to
     shareholders..................          --             --             --            --
                                     ----------     ----------    -----------    ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......   4,630,521      3,269,732        967,719     4,087,776
  Proceeds from dividends
     reinvested....................          --             --             --            --
  Cost of shares redeemed..........    (832,427)       (70,746)    (1,329,169)     (157,206)
                                     ----------     ----------    -----------    ----------
  Change in net assets from capital
     transactions..................   3,798,094      3,198,986       (361,450)    3,930,570
                                     ----------     ----------    -----------    ----------
  Net increase/(decrease) in net
     assets........................   2,870,407      2,999,264     (1,075,587)    3,812,137
NET ASSETS:
  Beginning of period..............   2,999,264             --      3,812,137            --
                                     ----------     ----------    -----------    ----------
  End of period....................  $5,869,671     $2,999,264    $ 2,736,550    $3,812,137
                                     ==========     ==========    ===========    ==========
SHARE TRANSACTIONS:
  Shares issued....................     623,871        378,846        109,708       428,791
  Dividends reinvested.............          --             --             --            --
  Shares redeemed..................    (115,956)        (8,607)      (158,603)      (17,340)
                                     ----------     ----------    -----------    ----------
  Net increase/(decrease) in
     shares........................     507,915        370,239        (48,895)      411,451
                                     ==========     ==========    ===========    ==========

------------
(a) From commencement of operations on May 1, 2001.

(b) From commencement of operations on November 5, 2001.

See accompanying notes to the financial statements.
 58

                                                USAZ ALLIANCE CAPITAL            USAZ TEMPLETON                AZOA GLOBAL
                                                   TECHNOLOGY FUND           DEVELOPED MARKETS FUND         OPPORTUNITIES FUND
                                              --------------------------   --------------------------   --------------------------
                                              SIX MONTHS       PERIOD      SIX MONTHS       PERIOD      SIX MONTHS        YEAR
                                                 ENDED         ENDED          ENDED         ENDED          ENDED         ENDED
                                               JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                                 2002         2001 (b)        2002         2001 (b)        2002           2001
                                              -----------   ------------   -----------   ------------   -----------   ------------
                                              (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
CHANGE IN NET ASSETS:

OPERATIONS:
  Net investment income/(loss)............... $   (40,359)  $   (13,657)   $   50,035     $   (4,224)   $     9,592   $    (3,667)
  Net realized gain/(loss) on investments and
  foreign currency...........................    (762,646)      (12,401)       31,606          9,071     (1,023,018)   (2,637,748)
  Change in unrealized
  appreciation/depreciation on
    investments and foreign currency.........  (1,670,024)      525,630        32,132        129,030        158,098       592,916
                                              -----------   -----------    ----------     ----------    -----------   -----------
  Change in net assets from operations.......  (2,473,029)      499,572       113,773        133,877       (855,328)   (2,048,499)
                                              -----------   -----------    ----------     ----------    -----------   -----------

DIVIDENDS TO SHAREHOLDERS:
  From net investment income.................          --            --       (50,650)            --        (10,205)       (7,578)
  From net realized gains on investments.....          --            --            --             --             --            --
                                              -----------   -----------    ----------     ----------    -----------   -----------
  Change in net assets resulting from
  dividends
  to shareholders............................          --            --       (50,650)            --        (10,205)       (7,578)
                                              -----------   -----------    ----------     ----------    -----------   -----------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued................   3,713,495     9,300,451     1,019,742      5,962,266      1,082,732       572,680
  Proceeds from dividends reinvested.........          --            --        12,099             --             --         7,578
  Cost of shares redeemed....................  (3,825,233)   (1,082,155)     (367,387)      (772,318)    (1,007,374)      (51,175)
                                              -----------   -----------    ----------     ----------    -----------   -----------
  Change in net assets from capital
  transactions...............................    (111,738)    8,218,296       664,454      5,189,948         75,358       529,083
                                              -----------   -----------    ----------     ----------    -----------   -----------
  Net increase/(decrease) in net assets......  (2,584,767)    8,717,868       727,577      5,323,825       (790,175)   (1,526,994)

NET ASSETS:
  Beginning of period........................   8,717,868            --     5,323,825             --      7,066,615     8,593,609
                                              -----------   -----------    ----------     ----------    -----------   -----------
  End of period.............................. $ 6,133,101   $ 8,717,868    $6,051,402     $5,323,825    $ 6,276,440   $ 7,066,615
                                              ===========   ===========    ==========     ==========    ===========   ===========

SHARE TRANSACTIONS:
  Shares issued..............................     376,963       908,304        99,454        595,534        170,634        85,468
  Dividends reinvested.......................          --            --         1,163             --             --         1,058
  Shares redeemed............................    (387,431)      (99,081)      (36,087)       (76,356)      (161,678)       (7,736)
                                              -----------   -----------    ----------     ----------    -----------   -----------
  Net increase/(decrease) in shares..........     (10,468)      809,223        64,530        519,178          8,956        78,790
                                              ===========   ===========    ==========     ==========    ===========   ===========

                                                 USAZ ALLIANCE CAPITAL
                                                 LARGE CAP GROWTH FUND
                                               --------------------------
                                               SIX MONTHS       PERIOD
                                                  ENDED         ENDED
                                                JUNE 30,     DECEMBER 31,
                                                  2002         2001 (b)
                                               -----------   ------------
                                               (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)...............  $   (16,200)   $   (1,314)
  Net realized gain/(loss) on investments and
  foreign currency...........................     (521,707)       13,394
  Change in unrealized
  appreciation/depreciation on
    investments and foreign currency.........   (1,450,889)      322,680
                                               -----------    ----------
  Change in net assets from operations.......   (1,988,796)      334,760
                                               -----------    ----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income.................           --            --
  From net realized gains on investments.....      (12,977)           --
                                               -----------    ----------
  Change in net assets resulting from
  dividends
  to shareholders............................      (12,977)           --
                                               -----------    ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued................    4,088,551     7,643,494
  Proceeds from dividends reinvested.........       12,977            --
  Cost of shares redeemed....................     (379,850)       (1,211)
                                               -----------    ----------
  Change in net assets from capital
  transactions...............................    3,721,678     7,642,283
                                               -----------    ----------
  Net increase/(decrease) in net assets......    1,719,905     7,977,043
NET ASSETS:
  Beginning of period........................    7,977,043            --
                                               -----------    ----------
  End of period..............................  $ 9,696,948    $7,977,043
                                               ===========    ==========
SHARE TRANSACTIONS:
  Shares issued..............................      438,724       756,106
  Dividends reinvested.......................        1,299            --
  Shares redeemed............................      (39,017)         (114)
                                               -----------    ----------
  Net increase/(decrease) in shares..........      401,006       755,992
                                               ===========    ==========

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                          USAZ VAN KAMPEN
                                            GROWTH FUND                AZOA GROWTH FUND
                                     --------------------------   --------------------------
                                     SIX MONTHS       PERIOD      SIX MONTHS        YEAR
                                        ENDED         ENDED          ENDED         ENDED
                                      JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                        2002         2001 (a)        2002           2001
                                     -----------   ------------   -----------   ------------
                                     (UNAUDITED)                  (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss).....  $   (24,604)   $  (18,329)   $    19,570   $    48,067
  Net realized gain/(loss) on
     investments and foreign
     currency......................     (680,455)     (399,554)    (2,049,977)   (2,207,467)
  Change in unrealized
     appreciation/depreciation on
     investments and foreign
     currency......................     (449,706)      381,118       (160,987)       82,969
                                     -----------    ----------    -----------   -----------
  Change in net assets from
     operations....................   (1,154,765)      (36,765)    (2,191,394)   (2,076,431)
                                     -----------    ----------    -----------   -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income.......           --            --        (19,733)      (48,074)
  From net realized gains on
     investments...................           --            --             --            --
                                     -----------    ----------    -----------   -----------
  Change in net assets resulting
     from dividends to
     shareholders..................           --            --        (19,733)      (48,074)
                                     -----------    ----------    -----------   -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......    6,232,994     6,466,786      1,200,194     2,689,616
  Proceeds from dividends
     reinvested....................           --            --         11,471        48,074
  Cost of shares redeemed..........     (186,662)     (968,605)    (7,125,854)     (457,129)
                                     -----------    ----------    -----------   -----------
  Change in net assets from capital
     transactions..................    6,046,332     5,498,181     (5,914,189)    2,280,561
                                     -----------    ----------    -----------   -----------
  Net increase/(decrease) in net
     assets........................    4,891,567     5,461,416     (8,125,316)      156,056
NET ASSETS:
  Beginning of period..............    5,461,416            --     11,376,004    11,219,948
                                     -----------    ----------    -----------   -----------
  End of period....................  $10,352,983    $5,461,416    $ 3,250,688   $11,376,004
                                     ===========    ==========    ===========   ===========
SHARE TRANSACTIONS:
  Shares issued....................      674,935       670,965        161,393       348,279
  Dividends reinvested.............           --            --          1,538         6,009
  Shares redeemed..................      (20,120)     (102,513)    (1,123,195)      (55,315)
                                     -----------    ----------    -----------   -----------
  Net increase/(decrease) in
     shares........................      654,815       568,452       (960,264)      298,973
                                     ===========    ==========    ===========   ===========

------------
 (a) From commencement of operations on May 1, 2001.

(b) From commencement of operations on November 5, 2001.

See accompanying notes to the financial statements.
 60

                                                      USAZ PIMCO                                             USAZ VAN KAMPEN
                                                   RENAISSANCE FUND          USAZ PIMCO VALUE FUND         EMERGING GROWTH FUND
                                              --------------------------   --------------------------   --------------------------
                                              SIX MONTHS       PERIOD      SIX MONTHS       PERIOD      SIX MONTHS       PERIOD
                                                 ENDED         ENDED          ENDED         ENDED          ENDED         ENDED
                                               JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                                 2002         2001 (b)        2002         2001 (b)        2002         2001 (a)
                                              -----------   ------------   -----------   ------------   -----------   ------------
                                              (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
CHANGE IN NET ASSETS:

OPERATIONS:
  Net investment income/(loss)............... $    12,974   $      (955)   $    22,214    $      951    $   (20,156)  $    (5,964)
  Net realized gain/(loss) on investments and
    foreign currency.........................     153,684        62,153        743,427        50,817     (1,317,531)     (767,439)
  Change in unrealized
  appreciation/depreciation on investments
    and foreign currency.....................  (4,497,406)      747,525     (2,236,766)      450,433       (861,734)      540,716
                                              -----------   -----------    -----------    ----------    -----------   -----------
  Change in net assets from operations.......  (4,330,748)      808,723     (1,471,125)      502,201     (2,199,421)     (232,687)
                                              -----------   -----------    -----------    ----------    -----------   -----------

DIVIDENDS TO SHAREHOLDERS:
  From net investment income.................     (15,786)         (166)       (23,149)       (1,622)            --            --
  From net realized gains on investments.....     (64,622)           --        (51,845)           --             --            --
                                              -----------   -----------    -----------    ----------    -----------   -----------
  Change in net assets resulting from
  dividends
    to shareholders..........................     (80,408)         (166)       (74,994)       (1,622)            --            --
                                              -----------   -----------    -----------    ----------    -----------   -----------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued................  38,792,313     9,715,768     10,036,921     6,294,750     11,901,745     7,482,931
  Proceeds from dividends reinvested.........      64,621           166         51,845         1,622             --            --
  Cost of shares redeemed....................  (1,359,841)   (1,327,394)    (1,598,181)     (335,732)      (270,406)   (1,041,357)
                                              -----------   -----------    -----------    ----------    -----------   -----------
  Change in net assets from capital
  transactions...............................  37,497,093     8,388,540      8,490,585     5,960,640     11,631,339     6,441,574
                                              -----------   -----------    -----------    ----------    -----------   -----------
  Net increase/(decrease) in net assets......  33,085,937     9,197,097      6,944,466     6,461,219      9,431,918     6,208,887

NET ASSETS:
  Beginning of period........................   9,197,097            --      6,461,219            --      6,208,887            --
                                              -----------   -----------    -----------    ----------    -----------   -----------
End of period................................ $42,283,034   $ 9,197,097    $13,405,685    $6,461,219    $15,640,805   $ 6,208,887
                                              ===========   ===========    ===========    ==========    ===========   ===========

SHARE TRANSACTIONS:
  Shares issued..............................   3,470,510       957,095        907,272       620,487      1,434,608       788,072
  Dividends reinvested.......................       5,523            15          4,405           147             --            --
  Shares redeemed............................    (130,204)     (122,345)      (147,836)      (31,286)       (32,670)     (114,737)
                                              -----------   -----------    -----------    ----------    -----------   -----------
  Net increase/(decrease) in shares..........   3,345,829       834,765        763,841       589,348      1,401,938       673,335
                                              ===========   ===========    ===========    ==========    ===========   ===========

                                                    USAZ VAN KAMPEN
                                                     COMSTOCK FUND
                                               --------------------------
                                               SIX MONTHS       PERIOD
                                                  ENDED         ENDED
                                                JUNE 30,     DECEMBER 31,
                                                  2002         2001 (a)
                                               -----------   ------------
                                               (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)...............  $   131,290   $    49,840
  Net realized gain/(loss) on investments and
    foreign currency.........................   (1,362,711)      (78,253)
  Change in unrealized
  appreciation/depreciation on investments
    and foreign currency.....................   (3,770,083)     (152,837)
                                               -----------   -----------
  Change in net assets from operations.......   (5,001,504)     (181,250)
                                               -----------   -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income.................     (135,066)      (51,127)
  From net realized gains on investments.....      (89,867)      (34,082)
                                               -----------   -----------
  Change in net assets resulting from
  dividends
    to shareholders..........................     (224,933)      (85,209)
                                               -----------   -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued................   31,793,892    18,285,282
  Proceeds from dividends reinvested.........      143,002        85,208
  Cost of shares redeemed....................     (187,606)   (1,074,559)
                                               -----------   -----------
  Change in net assets from capital
  transactions...............................   31,749,288    17,295,931
                                               -----------   -----------
  Net increase/(decrease) in net assets......   26,522,851    17,029,472
NET ASSETS:
  Beginning of period........................   17,029,472            --
                                               -----------   -----------
End of period................................  $43,552,323   $17,029,472
                                               ===========   ===========
SHARE TRANSACTIONS:
  Shares issued..............................    3,417,444     1,911,175
  Dividends reinvested.......................       14,712         9,045
  Shares redeemed............................      (21,277)     (106,590)
                                               -----------   -----------
  Net increase/(decrease) in shares..........    3,410,879     1,813,630
                                               ===========   ===========

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                             USAZ PIMCO                USAZ VAN KAMPEN
                                       GROWTH AND INCOME FUND       GROWTH AND INCOME FUND
                                     --------------------------   --------------------------
                                     SIX MONTHS       PERIOD      SIX MONTHS       PERIOD
                                        ENDED         ENDED          ENDED         ENDED
                                      JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                        2002         2001 (a)        2002         2001 (b)
                                     -----------   ------------   -----------   ------------
                                     (UNAUDITED)                  (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss).....  $   38,659     $   11,314    $    69,037   $    63,569
  Net realized gain/(loss) on
     investments and foreign
     currency......................    (405,632)       (44,394)      (273,908)     (535,199)
  Change in unrealized
     appreciation/depreciation on
     investments and foreign
     currency......................    (129,548)       109,384     (1,203,257)      413,166
                                     ----------     ----------    -----------   -----------
  Change in net assets from
     operations....................    (496,521)        76,304     (1,408,128)      (58,464)
                                     ----------     ----------    -----------   -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income.......     (39,176)       (11,836)       (71,336)      (65,266)
  From net realized gains on
     investments...................          --             --             --            --
                                     ----------     ----------    -----------   -----------
  Change in net assets resulting
     from dividends to
     shareholders..................     (39,176)       (11,836)       (71,336)      (65,266)
                                     ----------     ----------    -----------   -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......   3,056,483      5,124,927     14,651,479    17,668,994
  Proceeds from dividends
     reinvested....................      18,754         11,836         32,180        65,267
  Cost of shares redeemed..........    (851,030)       (35,830)      (839,471)   (1,209,617)
                                     ----------     ----------    -----------   -----------
  Change in net assets from capital
     transactions..................   2,224,207      5,100,933     13,844,188    16,524,644
                                     ----------     ----------    -----------   -----------
  Net increase/(decrease) in net
     assets........................   1,688,510      5,165,401     12,364,724    16,400,914
NET ASSETS:
  Beginning of period..............   5,165,401             --     16,400,914            --
                                     ----------     ----------    -----------   -----------
  End of period....................  $6,853,911     $5,165,401    $28,765,638   $16,400,914
                                     ==========     ==========    ===========   ===========
SHARE TRANSACTIONS:
  Shares issued....................     304,019        511,609      1,494,913     1,807,401
  Dividends reinvested.............       1,821          1,157          3,183         6,823
  Shares redeemed..................     (83,872)        (3,551)       (86,183)     (122,552)
                                     ----------     ----------    -----------   -----------
  Net increase/(decrease) in
     shares........................     221,968        509,215      1,411,913     1,691,672
                                     ==========     ==========    ===========   ===========

------------
 (a) From commencement of operations on November 5, 2001.

(b) From commencement of operations on May 1, 2001.

 (c) From commencement of operations on May 1, 2002.

See accompanying notes to the financial statements.
 62

                                                                                                        USAZ AIM
                                                                                                          DENT
                                                                            USAZ AIM      USAZ AIM     DEMOGRAPHIC     USAZ AIM
                                                USAZ ALLIANCE CAPITAL      BASIC VALUE    BLUE CHIP      TRENDS      INTERNATIONAL
                                                GROWTH AND INCOME FUND        FUND          FUND          FUND        EQUITY FUND
                                              --------------------------   -----------   -----------   -----------   -------------
                                              SIX MONTHS       PERIOD        PERIOD        PERIOD        PERIOD         PERIOD
                                                 ENDED         ENDED          ENDED         ENDED         ENDED          ENDED
                                               JUNE 30,     DECEMBER 31,    JUNE 30,      JUNE 30,      JUNE 30,       JUNE 30,
                                                 2002         2001 (a)      2002 (c)      2002 (c)      2002 (c)       2002 (c)
                                              -----------   ------------   -----------   -----------   -----------   -------------
                                              (UNAUDITED)                  (UNAUDITED)   (UNAUDITED)   (UNAUDITED)    (UNAUDITED)
CHANGE IN NET ASSETS:

OPERATIONS:
  Net investment income/(loss)............... $    40,094    $   12,799    $     (903)   $     (599)   $   (3,953)   $      8,721
  Net realized gain/(loss) on investments and
    foreign currency.........................          40         5,540       (59,995)      (29,110)     (102,084)        (68,731)
  Change in unrealized
  appreciation/depreciation on
    investments and foreign currency.........  (1,552,583)      307,921      (679,461)     (410,385)     (297,108)        (20,663)
                                              -----------    ----------    ----------    ----------    ----------    ------------
  Change in net assets from operations.......  (1,512,449)      326,260      (740,359)     (440,094)     (403,145)        (80,673)
                                              -----------    ----------    ----------    ----------    ----------    ------------

  DIVIDENDS TO SHAREHOLDERS:
  From net investment income.................     (41,018)      (13,756)           --            --            --              --
  From net realized gains on investments.....      (8,081)           --            --            --            --              --
                                              -----------    ----------    ----------    ----------    ----------    ------------
  Change in net assets resulting from
  dividends
    to shareholders..........................     (49,099)      (13,756)           --            --            --              --
                                              -----------    ----------    ----------    ----------    ----------    ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued................   4,428,173     8,461,850     8,043,784     5,569,364     3,783,156      59,909,130
  Proceeds from dividends reinvested.........      44,429        13,756            --            --            --              --
  Cost of shares redeemed....................    (955,358)     (186,220)      (92,663)      (21,138)      (41,193)    (53,809,422)
                                              -----------    ----------    ----------    ----------    ----------    ------------
  Change in net assets from capital
  transactions...............................   3,517,244     8,289,386     7,951,121     5,548,226     3,741,963       6,099,708
                                              -----------    ----------    ----------    ----------    ----------    ------------
  Net increase/(decrease) in net assets......   1,955,696     8,601,890     7,210,762     5,108,132     3,338,818       6,019,035

NET ASSETS:
  Beginning of period........................   8,601,890            --            --            --            --              --
                                              -----------    ----------    ----------    ----------    ----------    ------------
  End of period.............................. $10,557,586    $8,601,890    $7,210,762    $5,108,132    $3,338,818    $  6,019,035
                                              ===========    ==========    ==========    ==========    ==========    ============

SHARE TRANSACTIONS:
  Shares issued..............................     450,099       840,017       816,405       562,470       381,309       6,044,931
  Dividends reinvested.......................       4,227         1,306            --            --            --              --
  Shares redeemed............................     (94,258)      (18,086)      (10,059)       (2,188)       (4,206)     (5,427,380)
                                              -----------    ----------    ----------    ----------    ----------    ------------
  Net increase/(decrease) in shares..........     360,068       823,237       806,346       560,282       377,103         617,551
                                              ===========    ==========    ==========    ==========    ==========    ============

                                                  USAZ
                                               OPPENHEIMER
                                                EMERGING
                                                 GROWTH
                                                  FUND
                                               -----------
                                                 PERIOD
                                                  ENDED
                                                JUNE 30,
                                                2002 (c)
                                               -----------
                                               (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)...............  $    (9,091)
  Net realized gain/(loss) on investments and
    foreign currency.........................     (243,833)
  Change in unrealized
  appreciation/depreciation on
    investments and foreign currency.........     (754,286)
                                               -----------
  Change in net assets from operations.......   (1,007,210)
                                               -----------
  DIVIDENDS TO SHAREHOLDERS:
  From net investment income.................           --
  From net realized gains on investments.....           --
                                               -----------
  Change in net assets resulting from
  dividends
    to shareholders..........................           --
                                               -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued................   11,180,560
  Proceeds from dividends reinvested.........           --
  Cost of shares redeemed....................      (79,677)
                                               -----------
  Change in net assets from capital
  transactions...............................   11,100,883
                                               -----------
  Net increase/(decrease) in net assets......   10,093,673
NET ASSETS:
  Beginning of period........................           --
                                               -----------
  End of period..............................  $10,093,673
                                               ===========
SHARE TRANSACTIONS:
  Shares issued..............................    1,125,005
  Dividends reinvested.......................           --
  Shares redeemed............................       (8,884)
                                               -----------
  Net increase/(decrease) in shares..........    1,116,121
                                               ===========

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                              AZOA DIVERSIFIED ASSETS FUND
                                                              -----------------------------
                                                               SIX MONTHS         YEAR
                                                                 ENDED            ENDED
                                                                JUNE 30,      DECEMBER 31,
                                                                  2002            2001
                                                              ------------    -------------
                                                              (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................  $   253,375      $   489,454
  Net realized gain/(loss) on investments and foreign
     currency...............................................     (242,609)        (546,642)
  Change in unrealized appreciation/depreciation on
     investments and foreign currency.......................     (584,191)          14,727
                                                              -----------      -----------
  Change in net assets from operations......................     (573,425)         (42,461)
                                                              -----------      -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................     (245,926)        (490,674)
  From net realized gains on investments....................           --               --
                                                              -----------      -----------
  Change in net assets resulting from dividends to
     shareholders...........................................     (245,926)        (490,674)
                                                              -----------      -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................    2,755,304        3,433,549
  Proceeds from dividends reinvested........................      204,639          490,727
  Cost of shares redeemed...................................   (1,606,139)        (702,133)
                                                              -----------      -----------
  Change in net assets from capital transactions............    1,353,804        3,222,143
                                                              -----------      -----------
  Net increase/(decrease) in net assets.....................      534,453        2,689,008
NET ASSETS:
  Beginning of period.......................................   15,624,956       12,935,948
                                                              -----------      -----------
  End of period.............................................  $16,159,409      $15,624,956
                                                              ===========      ===========
SHARE TRANSACTIONS:
  Shares issued.............................................      288,695          354,281
  Dividends reinvested......................................       21,693           50,326
  Shares redeemed...........................................     (169,965)         (72,526)
                                                              -----------      -----------
  Net increase/(decrease) in shares.........................      140,423          332,081
                                                              ===========      ===========

See accompanying notes to the financial statements.
 64

                                                   AZOA FIXED INCOME               USAZ MONEY MARKET
                                                         FUND                             FUND
                                              ---------------------------    ------------------------------
                                              SIX MONTHS         YEAR         SIX MONTHS          YEAR
                                                 ENDED          ENDED            ENDED            ENDED
                                               JUNE 30,      DECEMBER 31,      JUNE 30,       DECEMBER 31,
                                                 2002            2001            2002             2001
                                              -----------    ------------    -------------    -------------
                                              (UNAUDITED)                     (UNAUDITED)
CHANGE IN NET ASSETS:

OPERATIONS:
  Net investment income/(loss)............... $552,462       $   898,026     $  471,590       $   1,147,445
  Net realized gain/(loss) on investments and
 foreign currency............................  215,844           164,838            380                  --
  Change in unrealized
 appreciation/depreciation on investments
    and foreign currency..................... (244,404)             (675)            --                  --
                                              -----------    -----------     -------------    -------------
  Change in net assets from operations.......  523,902         1,062,189        471,970           1,147,445
                                              -----------    -----------     -------------    -------------

DIVIDENDS TO SHAREHOLDERS:
  From net investment income................. (536,426)         (900,589)      (472,054)         (1,147,445)
  From net realized gains on investments.....  (30,270)         (173,699)            --                  --
                                              -----------    -----------     -------------    -------------
  Change in net assets resulting from
 dividends to shareholders................... (566,696)       (1,074,288)      (472,054)         (1,147,445)
                                              -----------    -----------     -------------    -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued................ 3,054,155       11,199,069     672,045,326        472,059,827
  Proceeds from dividends reinvested.........  481,487         1,074,308        561,221           1,161,524
  Cost of shares redeemed.................... (3,252,787)     (3,205,872)    (656,180,993)     (390,998,994)
                                              -----------    -----------     -------------    -------------
  Change in net assets from capital
 transactions................................  282,855         9,067,505     16,425,554          82,222,357
                                              -----------    -----------     -------------    -------------
  Net increase/(decrease) in net assets......  240,061         9,055,406     16,425,470          82,222,357

NET ASSETS:
  Beginning of period........................ 21,790,608      12,735,202     104,480,596         22,258,239
                                              -----------    -----------     -------------    -------------
  End of period.............................. $22,030,669    $21,790,608     $120,906,066     $ 104,480,596
                                              ===========    ===========     =============    =============

SHARE TRANSACTIONS:
  Shares issued..............................  294,821         1,061,997     672,045,326        472,059,827
  Dividends reinvested.......................   46,601           102,923        561,221           1,161,524
  Shares redeemed............................ (314,060)         (304,360)    (656,180,993)     (390,998,994)
                                              -----------    -----------     -------------    -------------
  Net increase/(decrease) in shares..........   27,362           860,560     16,425,554          82,222,357
                                              ===========    ===========     =============    =============

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2002
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-three series, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Strategic Growth Fund, the USAZ Alliance Capital Technology Fund, the USAZ Templeton Developed Markets Fund, the AZOA Global Opportunities Fund, the USAZ Alliance Capital Large Cap Growth Fund, the USAZ Van Kampen Growth Fund, the AZOA Growth Fund, the USAZ PIMCO Renaissance Fund, the USAZ PIMCO Value Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ PIMCO Growth and Income Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Alliance Capital Growth and Income Fund, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Oppenheimer Emerging Growth Fund, the AZOA Diversified Assets Fund, the AZOA Fixed Income Fund and the USAZ Money Market Fund (collectively, the "Funds" and individually, a "Fund"). The USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund and the USAZ Oppenheimer Emerging Growth Fund commenced operations on May 1, 2002.

  On May 1, 2002 the USAZ American Growth Fund and the AZOA Money Market Fund became the USAZ Van Kampen Emerging Growth Fund and USAZ Money Market Fund, respectively.

  The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements reflect all normal recurring adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented.

  SECURITY VALUATION

  Investments of the USAZ Money Market Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. These persons may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations.

  FOREIGN CURRENCY TRANSLATIONS

  The accounting records of the USAZ Templeton Developed Markets, AZOA Global Opportunities, USAZ PIMCO Renaissance, USAZ PIMCO Value Funds, USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity Fund and USAZ Oppenheimer Emerging Growth Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)

  securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  Each Fund (except for the USAZ Van Kampen Emerging Growth Fund, USAZ Van Kampen Comstock Fund, USAZ Van Kampen Growth and Income Fund, USAZ Alliance Capital Growth and Income Fund, USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund and USAZ Money Market Fund) may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. The Funds could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions of capital.

  It is each Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

3. RELATED PARTY TRANSACTIONS

  Allianz of America, Inc. (the "Adviser" or "AZOA") provides investment advisory and management services for the following funds: AZOA Global Opportunities Fund, AZOA Growth Fund, AZOA Diversified Assets Fund, AZOA Fixed Income Fund ("AZOA Funds"). USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the following Funds: USAZ Van Kampen Aggressive Growth Fund, USAZ Strategic Growth Fund, USAZ Alliance Capital Technology Fund, USAZ Templeton Developed Markets Fund, USAZ Alliance Capital Large Cap Growth Fund, USAZ Van Kampen Growth Fund, USAZ PIMCO Renaissance Fund, USAZ PIMCO Value Fund, USAZ Van Kampen Emerging Growth Fund, USAZ Van Kampen Comstock Fund, USAZ PIMCO Growth and Income Fund, USAZ Van Kampen Growth and Income Fund,

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)

  USAZ Alliance Capital Growth and Income Fund, USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity Fund, USAZ Oppenheimer Emerging Growth Fund and USAZ Money Market Fund ("USAZ Funds"). The Manager has retained independent money management organizations (the "Specialist Managers") to make investment decisions on behalf of the Funds. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Asset Management, Inc. ("VKAM") and the Trust, VKAM provides investment advisory services as the Specialist Manager for the USAZ Strategic Growth Fund, USAZ Van Kampen Emerging Growth Fund, USAZ Van Kampen Comstock Fund and USAZ Van Kampen Growth and Income Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Investment Advisory Corp. ("VKIAC") and the Trust, VKIAC provides investment advisory services as the Specialist Manager for the USAZ Van Kampen Aggressive Growth Fund and USAZ Van Kampen Growth Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Alliance Capital Management L.P. ("Alliance Capital") and the Trust, Alliance Capital provides investment advisory services as the Specialist Manager for the USAZ Alliance Capital Large Cap Growth Fund, USAZ Alliance Capital Technology Fund, and USAZ Alliance Capital Growth and Income Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Allianz Dresdner Asset Management of America L.P. ("ADAM") (formerly PIMCO Advisors L.P.) and the Trust, ADAM provides investment advisory services as the Specialist Manager for the USAZ PIMCO Renaissance Fund, USAZ PIMCO Value Fund, and USAZ PIMCO Growth and Income Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Templeton Investment Counsel, LLC ("TIC") and the Trust, TIC provides investment advisory services as the Specialist Manager for the USAZ Templeton Developed Markets Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, AIM Capital Management, Inc. ("AIM") and the Trust, AIM provides investment advisory services as the Specialist Manager for the USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund and USAZ AIM International Equity Fund. Pursuant to a sub-advisory agreement with AIM, H.S. Dent Advisors, Inc., manages the USAZ AIM Dent Demographic Trends Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, OppenheimerFunds, Inc., ("Oppenheimer") and the Trust, Oppenheimer provides investment advisory services as the Specialist Manager for the USAZ Oppenheimer Emerging Growth Fund.

  Each Specialist Manager provides investment advisory services for their respective Funds subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Adviser and Manager are entitled to a fee, computed daily and paid monthly, based on the respective average daily net assets of each Fund. For their services, each Specialist Manager is entitled to a fee, payable by the Manager. The Adviser has voluntarily agreed to waive fees and reimburse the Funds it manages to limit the annual expenses of each Fund, based on the respective daily net assets of each Fund. The Manager has contractually agreed to waive fees and reimburse the Funds it manages to limit the annual expenses of each Fund, based on the respective daily net assets of each Fund. For the periods ended June 30, 2002, the annual rate of the Adviser and the Manager and the annual expense limits were as follows:

                                                                 ANNUAL   EXPENSE
   FUND                                                           RATE     LIMIT
   ----                                                          ------   -------
   USAZ Van Kampen Aggressive Growth Fund......................   0.90%    1.25%
   USAZ Strategic Growth Fund..................................   0.95%    1.10%
   USAZ Alliance Capital Technology Fund.......................   1.00%    1.25%
   USAZ Templeton Developed Markets Fund.......................  0.875%    1.25%
   AZOA Global Opportunities Fund..............................   0.95%    1.51%
   USAZ Alliance Capital Large Cap Growth Fund.................   1.00%    1.10%
   USAZ Van Kampen Growth Fund.................................   0.85%    1.20%
   AZOA Growth Fund............................................   0.75%    0.90%
   USAZ PIMCO Renaissance Fund.................................   0.75%    1.10%
   USAZ PIMCO Value Fund.......................................   0.75%    1.10%
   USAZ Van Kampen Emerging Growth Fund........................   0.85%    1.10%
   USAZ Van Kampen Comstock Fund...............................  0.775%    1.20%
   USAZ PIMCO Growth and Income Fund...........................   0.75%    1.10%
   USAZ Van Kampen Growth and Income Fund......................  0.775%    1.10%
   USAZ Alliance Capital Growth and Income Fund................   1.00%    1.10%
   USAZ AIM Basic Value Fund...................................   0.75%    1.10%
   USAZ AIM Blue Chip Fund.....................................   0.80%    1.15%
   USAZ AIM Dent Demographic Trends Fund.......................   0.85%    1.20%
   USAZ AIM International Equity Fund..........................   0.90%    1.25%

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2002
(UNAUDITED)

                                                                 ANNUAL   EXPENSE
   FUND                                                           RATE     LIMIT
   ----                                                          ------   -------
   USAZ Oppenheimer Emerging Growth Fund.......................   0.85%    1.25%
   AZOA Diversified Assets Fund................................   0.55%    1.00%
   AZOA Fixed Income Fund......................................   0.50%    0.75%
   USAZ Money Market Fund......................................   0.35%    0.90%

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Funds are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Funds for serving as officers of the Funds. The Administrator is entitled to a fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Funds.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, each Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

4. SECURITY PURCHASES AND SALES

  For the periods ended June 30, 2002, purchases and sales of securities (excluding short-term securities) were as follows:

   FUND                                                            PURCHASES         SALES
   ----                                                          -------------   -------------
   USAZ Van Kampen Aggressive Growth Fund......................  $8,295,146.41   $4,874,294.74
   USAZ Strategic Growth Fund..................................   5,472,729.82    5,907,548.72
   USAZ Alliance Capital Technology Fund.......................   4,112,313.66    4,657,792.09
   USAZ Templeton Developed Markets Fund.......................   4,626,888.55      176.312.24
   AZOA Global Opportunities Fund..............................   4,408,118.90    9,615,060.99
   USAZ Alliance Capital Large Cap Growth Fund.................   4,827,879.82    1,739,526.87
   USAZ Van Kampen Growth Fund.................................  11,194,122.10    5,386,967.97
   AZOA Growth Fund............................................   6,113,962.87   11,988,248.41
   USAZ PIMCO Renaissance Fund.................................  43,941,515.33    9,260,639.51
   USAZ PIMCO Value Fund.......................................  14,490,618.57    7,509,901.31
   USAZ Van Kampen Emerging Growth Fund........................  19,613,337.73    9,207,952.31
   USAZ Van Kampen Comstock Fund...............................  35,496,890.72    4,998,603.60
   USAZ PIMCO Growth and Income Fund...........................   3,505,529.56    1,454,928.69
   USAZ Van Kampen Growth and Income Fund......................  18,551,466.54    6,019,944.95
   USAZ Alliance Capital Growth and Income Fund................   4,946,544.13    3,101,936.44
   USAZ AIM Basic Value Fund...................................   8,231,463.92      479,152.54
   USAZ AIM Blue Chip Fund.....................................   6,254,035.46      999,585.89
   USAZ AIM Dent Demographic Trends Fund.......................   4,361,291.83      842,135.21
   USAZ AIM International Equity Fund..........................   5,578,379.64    1,706,329.01
   USAZ Oppenheimer Emerging Growth Fund.......................  12,065,774.75    2,278,054.86
   AZOA Diversified Assets Fund................................  18,975,513.70   17,172,829.82
   AZOA Fixed Income Fund......................................  35,154,012.23   34,910,863.13

5. SPECIAL MEETING OF SHAREHOLDERS
  A. A Special Meeting of Shareholders of the USAZ Van Kampen Emerging Growth Fund and USAZ Strategic Growth Fund of the USAllianz Variable Insurance Products Trust was held on February 22, 2002. At the meeting, shareholders voted on and approved the portfolio management agreement between VKAM, USAllianz Advisers, LLC and the Trust. The results of this meeting are presented below.

   FUND NAME                                                        FOR      AGAINST   ABSTAIN     TOTAL
   ---------                                                     ---------   -------   -------   ---------
   USAZ Van Kampen Emerging Growth Fund........................  5,898,637    20,034   377,008   6,295,679
   USAZ Strategic Growth Fund..................................  3,575,593   232,917    59,118   3,867,628

  B. The Board of Trustees has approved the merging of the USAZ Strategic Growth Fund, AZOA Global Opportunities Fund, and AZOA Growth Fund into the USAZ Van Kampen Aggressive Growth Fund, USAZ Templeton Developed Markets Fund, and USAZ Van Kampen Emerging Growth Fund, respectively, and the AZOA Diversified Assets Fund and AZOA Fixed Income Fund into the PIMCO Total Return Fund. The reorganization is pending shareholder approval.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
FINANCIAL HIGHLIGHTS

                                                                     INVESTMENT ACTIVITIES:
                                                        -------------------------------------------------
                                                                                NET
                                            NET                               REALIZED
                                           ASSET                                AND              TOTAL
                                          VALUE,             NET             UNREALIZED           FROM
                                         BEGINNING       INVESTMENT        GAINS/(LOSSES)      INVESTMENT
                                         OF PERIOD      INCOME/(LOSS)      ON INVESTMENTS      ACTIVITIES
                                         ---------      -------------      --------------      ----------
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
  Six Months Ended June 30, 2002*.......  $ 8.10            (0.02)             (1.40)            (1.42)
  Period Ended December 31, 2001 (a)....  $10.00            (0.02)             (1.88)            (1.90)
USAZ STRATEGIC GROWTH FUND
  Six Months Ended June 30, 2002*.......  $ 9.27            (0.03)             (1.69)            (1.72)
  Period Ended December 31, 2001 (a)....  $10.00            (0.01)             (0.72)            (0.73)
USAZ ALLIANCE CAPITAL TECHNOLOGY FUND
  Six Months Ended June 30, 2002*.......  $10.77            (0.05)             (3.04)            (3.09)
  Period Ended December 31, 2001 (b)....  $10.00            (0.02)              0.79              0.77
USAZ TEMPLETON DEVELOPED MARKETS FUND
  Six Months Ended June 30, 2002 *......  $10.25             0.10               0.11              0.21
  Period Ended December 31, 2001 (b)....  $10.00            (0.01)              0.26              0.25
AZOA GLOBAL OPPORTUNITIES FUND
  Six Months Ended June 30, 2002*.......  $ 6.49             0.01              (0.78)            (0.77)
  Year Ended December 31, 2001..........  $ 8.50               --(g)           (2.00)            (2.00)
  Period Ended December 31, 2000 (c)....  $10.00            (0.02)             (1.48)            (1.50)
USAZ ALLIANCE CAPITAL LARGE CAP GROWTH
  FUND
  Six Months Ended June 30, 2002*.......  $10.55            (0.01)             (2.15)            (2.16)
  Period Ended December 31, 2001 (b)....  $10.00               --(g)            0.55              0.55
USAZ VAN KAMPEN GROWTH FUND
  Six Months Ended June 30, 2002*.......  $ 9.61            (0.02)             (1.13)            (1.15)
  Period Ended December 31, 2001 (a)....  $10.00            (0.03)             (0.36)            (0.39)
AZOA GROWTH FUND
  Six Months Ended June 30, 2002*.......  $ 7.67             0.02              (1.45)            (1.43)
  Year Ended December 31, 2001..........  $ 9.48             0.04              (1.81)            (1.77)
  Year Ended December 31, 2000..........  $10.85             0.02              (1.13)            (1.11)
  Period Ended December 31, 1999 (d)....  $10.00               --(g)            0.85              0.85
USAZ PIMCO RENAISSANCE FUND
  Six Months Ended June 30, 2002*.......  $11.02             0.03              (0.91)            (0.88)
  Period Ended December 31, 2001 (b)....  $10.00               --(g)            1.02              1.02
USAZ PIMCO VALUE FUND
  Six Months Ended June 30, 2002*.......  $10.96             0.02              (0.98)            (0.96)
  Period Ended December 31, 2001 (b)....  $10.00               --(g)            0.96              0.96
USAZ VAN KAMPEN EMERGING GROWTH FUND
  Six Months Ended June 30, 2002*.......  $ 9.22            (0.01)             (1.67)            (1.68)
  Period Ended December 31, 2001 (a)....  $10.00            (0.01)             (0.77)            (0.78)

                                              DIVIDENDS TO SHAREHOLDERS FROM:
                                          ---------------------------------------

                                             NET            NET
                                          INVESTMENT      REALIZED        TOTAL
                                            INCOME         GAINS        DIVIDENDS
                                          ----------      --------      ---------
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
  Six Months Ended June 30, 2002*.......       --             --             --
  Period Ended December 31, 2001 (a)....       --             --             --
USAZ STRATEGIC GROWTH FUND
  Six Months Ended June 30, 2002*.......       --             --             --
  Period Ended December 31, 2001 (a)....       --             --             --
USAZ ALLIANCE CAPITAL TECHNOLOGY FUND
  Six Months Ended June 30, 2002*.......       --             --             --
  Period Ended December 31, 2001 (b)....       --             --             --
USAZ TEMPLETON DEVELOPED MARKETS FUND
  Six Months Ended June 30, 2002 *......    (0.09)            --          (0.09)
  Period Ended December 31, 2001 (b)....       --             --             --
AZOA GLOBAL OPPORTUNITIES FUND
  Six Months Ended June 30, 2002*.......    (0.01)            --          (0.01)
  Year Ended December 31, 2001..........    (0.01)            --          (0.01)
  Period Ended December 31, 2000 (c)....       --             --             --
USAZ ALLIANCE CAPITAL LARGE CAP GROWTH
  FUND
  Six Months Ended June 30, 2002*.......       --          (0.01)         (0.01)
  Period Ended December 31, 2001 (b)....       --             --             --
USAZ VAN KAMPEN GROWTH FUND
  Six Months Ended June 30, 2002*.......       --             --             --
  Period Ended December 31, 2001 (a)....       --             --             --
AZOA GROWTH FUND
  Six Months Ended June 30, 2002*.......    (0.02)            --          (0.02)
  Year Ended December 31, 2001..........    (0.04)            --          (0.04)
  Year Ended December 31, 2000..........    (0.02)         (0.24)         (0.26)
  Period Ended December 31, 1999 (d)....       --(g)          --             --(g)
USAZ PIMCO RENAISSANCE FUND
  Six Months Ended June 30, 2002*.......       --(g)       (0.03)         (0.03)
  Period Ended December 31, 2001 (b)....       --(g)          --             --(g)
USAZ PIMCO VALUE FUND
  Six Months Ended June 30, 2002*.......    (0.02)         (0.07)         (0.09)
  Period Ended December 31, 2001 (b)....       --(g)          --             --(g)
USAZ VAN KAMPEN EMERGING GROWTH FUND
  Six Months Ended June 30, 2002*.......       --             --             --
  Period Ended December 31, 2001 (a)....       --             --             --

------------

*    Unaudited.
(a)  From commencement of operations on May 1, 2001.
(b)  From commencement of operations on November 5, 2001.
(c)  From commencement of operations on February 1, 2000.
(d)  From commencement of operations on November 9, 1999.
(e)  Not annualized.
(f)  Annualized.
(g)  Amount less than $0.005.

See accompanying notes to the financial statements.
 70

                                                                       RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
                                                                       ------------------------------------------------
                                                                                            NET
                                                                                         INVESTMENT
                                                                                       INCOME/(LOSS)
                                                NET ASSET               NET ASSETS,        NET OF       EXPENSES BEFORE
                                                 VALUE,       TOTAL    END OF PERIOD      WAIVERS/         WAIVERS/
                                              END OF PERIOD   RETURN     ($000'S)      REIMBURSEMENTS   REIMBURSEMENTS
                                              -------------   ------   -------------   --------------   ---------------
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
  Six Months Ended June 30, 2002*............    $ 6.68       (17.53)%(e)    $ 5,870       (0.67)%(f)        3.84%(f)
  Period Ended December 31, 2001 (a).........    $ 8.10       (19.00)%(e)    $ 2,999       (0.72)%(f)        7.59%(f)
USAZ STRATEGIC GROWTH FUND
  Six Months Ended June 30, 2002*............    $ 7.55       (18.55)%(e)    $ 2,737       (0.62)%(f)        3.82%(f)
  Period Ended December 31, 2001 (a).........    $ 9.27        (7.30)%(e)    $ 3,812       (0.28)%(f)        5.35%(f)
USAZ ALLIANCE CAPITAL TECHNOLOGY FUND
  Six Months Ended June 30, 2002*............    $ 7.68       (28.69)%(e)    $ 6,133       (1.12)%(f)        2.56%(f)
  Period Ended December 31, 2001 (b).........    $10.77        (7.70)%(e)    $ 8,718       (1.02)%(f)        3.19%(f)
USAZ TEMPLETON DEVELOPED MARKETS FUND
  Six Months Ended June 30, 2002 *...........    $10.37         2.04%(e)    $ 6,051         1.83%(f)         3.33%(f)
  Period Ended December 31, 2001 (b).........    $10.25         2.50%(e)    $ 5,324        (0.52)%(f)        3.56%(f)
AZOA GLOBAL OPPORTUNITIES FUND
  Six Months Ended June 30, 2002*............    $ 5.71       (11.72)%(e)    $ 6,276        0.28%(f)         2.80%(f)
  Year Ended December 31, 2001...............    $ 6.49       (23.57)%    $ 7,067          (0.05)%           2.78%
  Period Ended December 31, 2000 (c).........    $ 8.50       (15.00)%(e)    $ 8,594       (0.17)%(f)        2.62%(f)
USAZ ALLIANCE CAPITAL LARGE CAP GROWTH FUND
  Six Months Ended June 30, 2002*............    $ 8.38       (20.45)%(e)    $ 9,697       (0.38)%(f)        2.46%(f)
  Period Ended December 31, 2001 (b).........    $10.55         5.50%(e)    $ 7,977        (0.12)%(f)        3.36%(f)
USAZ VAN KAMPEN GROWTH FUND
  Six Months Ended June 30, 2002 *...........    $ 8.46       (11.97)%(e)    $10,353       (0.67)%(f)        2.78%(f)
  Period Ended December 31, 2001 (a).........    $ 9.61         3.90%(e)    $ 5,461        (0.68)%(f)        4.46%(f)
AZOA GROWTH FUND
  Six Months Ended June 30, 2002 *...........    $ 6.22       (18.62)%(e)    $ 3,251        0.36%(f)         1.95%(f)
  Year Ended December 31, 2001...............    $ 7.67       (18.72)%    $11,376           0.48%            2.24%
  Year Ended December 31, 2000...............    $ 9.48       (10.28)%    $11,220           0.22%            1.99%
  Period Ended December 31, 1999 (d).........    $10.85         8.52%(e)    $11,214         0.12%(f)         3.90%(f)
USAZ PIMCO RENAISSANCE FUND
  Six Months Ended June 30, 2002 *...........    $10.11        (7.97)%(e)    $42,283        0.11%(f)         1.57%(f)
  Period Ended December 31, 2001 (b).........    $11.02        10.20%(e)    $ 9,197        (0.07)%(f)        2.96%(f)
USAZ PIMCO VALUE FUND
  Six Months Ended June 30, 2002 *...........    $ 9.91        (8.90)%(e)    $13,406        0.46%(f)         2.11%(f)
  Period Ended December 31, 2001 (b).........    $10.96         9.63%(e)    $ 6,461         0.11%(f)         3.43%(f)
USAZ VAN KAMPEN EMERGING GROWTH FUND
  Six Months Ended June 30, 2002 *...........    $ 7.54       (18.22)%(e)    $15,641       (0.43)%(f)        2.45%(f)
  Period Ended December 31, 2001 (a).........    $ 9.22        (7.80)%(e)    $ 6,209       (0.21)%(f)        3.81%(f)

                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
                                               --------------------------

                                                  EXPENSES
                                                   NET OF       PORTFOLIO
                                                  WAIVERS/      TURNOVER
                                               REIMBURSEMENTS     RATE
                                               --------------   ---------
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
  Six Months Ended June 30, 2002*............       1.25%(f)     124.01%
  Period Ended December 31, 2001 (a).........       1.25%(f)     188.58%
USAZ STRATEGIC GROWTH FUND
  Six Months Ended June 30, 2002*............       1.10%(f)     154.57%
  Period Ended December 31, 2001 (a).........       1.10%(f)     177.51%
USAZ ALLIANCE CAPITAL TECHNOLOGY FUND
  Six Months Ended June 30, 2002*............       1.25%(f)      61.38%
  Period Ended December 31, 2001 (b).........       1.24%(f)      10.69%
USAZ TEMPLETON DEVELOPED MARKETS FUND
  Six Months Ended June 30, 2002 *...........       1.25%(f)       3.77%
  Period Ended December 31, 2001 (b).........       1.25%(f)         --
AZOA GLOBAL OPPORTUNITIES FUND
  Six Months Ended June 30, 2002*............       1.51%(f)      82.16%
  Year Ended December 31, 2001...............       1.50%        103.81%
  Period Ended December 31, 2000 (c).........       1.51%(f)      99.83%
USAZ ALLIANCE CAPITAL LARGE CAP GROWTH FUND
  Six Months Ended June 30, 2002*............       1.10%(f)      21.07%
  Period Ended December 31, 2001 (b).........       1.09%(f)       4.88%
USAZ VAN KAMPEN GROWTH FUND
  Six Months Ended June 30, 2002 *...........       1.20%(f)      74.23%
  Period Ended December 31, 2001 (a).........       1.20%(f)     103.16%
AZOA GROWTH FUND
  Six Months Ended June 30, 2002 *...........       0.90%(f)      63.72%
  Year Ended December 31, 2001...............       0.90%         91.96%
  Year Ended December 31, 2000...............       0.90%         58.91%
  Period Ended December 31, 1999 (d).........       0.90%(f)       5.27%
USAZ PIMCO RENAISSANCE FUND
  Six Months Ended June 30, 2002 *...........       1.10%(f)      42.80%
  Period Ended December 31, 2001 (b).........       1.07%(f)       8.84%
USAZ PIMCO VALUE FUND
  Six Months Ended June 30, 2002 *...........       1.10%(f)      85.20%
  Period Ended December 31, 2001 (b).........       1.09%(f)      15.83%
USAZ VAN KAMPEN EMERGING GROWTH FUND
  Six Months Ended June 30, 2002 *...........       1.10%(f)     107.40%
  Period Ended December 31, 2001 (a).........       1.10%(f)     160.81%

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
FINANCIAL HIGHLIGHTS

                                                                     INVESTMENT ACTIVITIES:
                                                        -------------------------------------------------
                                                                                NET
                                            NET                               REALIZED
                                           ASSET                                AND              TOTAL
                                          VALUE,             NET             UNREALIZED           FROM
                                         BEGINNING       INVESTMENT        GAINS/(LOSSES)      INVESTMENT
                                         OF PERIOD      INCOME/(LOSS)      ON INVESTMENTS      ACTIVITIES
                                         ---------      -------------      --------------      ----------
USAZ VAN KAMPEN COMSTOCK FUND
  Six Months Ended June 30, 2002*.......  $ 9.39             0.03              (1.02)            (0.99)
  Period Ended December 31, 2001 (a)....  $10.00             0.03              (0.59)            (0.56)
USAZ PIMCO GROWTH AND INCOME FUND
  Six Months Ended June 30, 2002*.......  $10.14             0.06              (0.77)            (0.71)
  Period Ended December 31, 2001 (b)....  $10.00             0.02               0.14              0.16
USAZ VAN KAMPEN GROWTH AND INCOME FUND
  Six Months Ended June 30, 2002*.......  $ 9.70             0.03              (0.43)            (0.40)
  Period Ended December 31, 2001 (a)....  $10.00             0.06              (0.30)            (0.24)
USAZ ALLIANCE CAPITAL GROWTH AND INCOME
  FUND
  Six Months Ended June 30, 2002*.......  $10.45             0.04              (1.52)            (1.48)
  Period Ended December 31, 2001 (b)....  $10.00             0.02               0.45              0.47
USAZ AIM BASIC VALUE FUND
  Period Ended June 30, 2002* (c).......  $10.00               --(h)           (1.06)            (1.06)
USAZ AIM BLUE CHIP FUND
  Period Ended June 30, 2002* (c).......  $10.00               --(h)           (0.88)            (0.88)
USAZ AIM DENT DEMOGRAPHICS TRENDS FUND
  Period Ended June 30, 2002* (c).......  $10.00            (0.01)             (1.14)            (1.15)
USAZ AIM INTERNATIONAL EQUITY FUND
  Period Ended June 30, 2002* (c).......  $10.00             0.01              (0.26)            (0.25)
USAZ OPPENHEIMER EMERGING GROWTH FUND
  Period Ended June 30, 2002* (c).......  $10.00            (0.01)             (0.95)            (0.96)
AZOA DIVERSIFIED ASSETS FUND
  Six Months Ended June 30, 2002*.......  $ 9.66             0.14              (0.47)            (0.33)
  Year Ended December 31, 2001..........  $10.06             0.35              (0.40)            (0.05)
  Year Ended December 31, 2000..........  $10.23             0.42              (0.06)             0.36
  Period Ended December 31, 1999 (d)....  $10.00             0.05               0.23              0.28
AZOA FIXED INCOME FUND
  Six Months Ended June 30, 2002*.......  $10.35             0.25              (0.02)             0.23
  Year Ended December 31, 2001..........  $10.23             0.55               0.21              0.76
  Year Ended December 31, 2000..........  $ 9.74             0.61               0.49              1.10
  Period Ended December 31, 1999 (d)....  $10.00             0.08              (0.26)            (0.18)
USAZ MONEY MARKET FUND
  Six Months Ended June 30, 2002*.......  $ 1.00               --(h)              --                --(h)
  Year Ended December 31, 2001..........  $ 1.00             0.03                 --              0.03
  Period Ended December 31, 2000 (e)....  $ 1.00             0.05                 --              0.05

                                              DIVIDENDS TO SHAREHOLDERS FROM:
                                          ---------------------------------------

                                             NET            NET
                                          INVESTMENT      REALIZED        TOTAL
                                            INCOME         GAINS        DIVIDENDS
                                          ----------      --------      ---------
USAZ VAN KAMPEN COMSTOCK FUND
  Six Months Ended June 30, 2002*.......    (0.03)         (0.03)         (0.06)
  Period Ended December 31, 2001 (a)....    (0.03)         (0.02)         (0.05)
USAZ PIMCO GROWTH AND INCOME FUND
  Six Months Ended June 30, 2002*.......    (0.06)            --          (0.06)
  Period Ended December 31, 2001 (b)....    (0.02)            --          (0.02)
USAZ VAN KAMPEN GROWTH AND INCOME FUND
  Six Months Ended June 30, 2002*.......    (0.03)            --          (0.03)
  Period Ended December 31, 2001 (a)....    (0.06)            --          (0.06)
USAZ ALLIANCE CAPITAL GROWTH AND INCOME
  FUND
  Six Months Ended June 30, 2002*.......    (0.04)         (0.01)         (0.05)
  Period Ended December 31, 2001 (b)....    (0.02)            --          (0.02)
USAZ AIM BASIC VALUE FUND
  Period Ended June 30, 2002* (c).......       --             --             --
USAZ AIM BLUE CHIP FUND
  Period Ended June 30, 2002* (c).......       --             --             --
USAZ AIM DENT DEMOGRAPHICS TRENDS FUND
  Period Ended June 30, 2002* (c).......       --             --             --
USAZ AIM INTERNATIONAL EQUITY FUND
  Period Ended June 30, 2002* (c).......       --             --             --
USAZ OPPENHEIMER EMERGING GROWTH FUND
  Period Ended June 30, 2002* (c).......       --             --             --
AZOA DIVERSIFIED ASSETS FUND
  Six Months Ended June 30, 2002*.......    (0.14)            --          (0.14)
  Year Ended December 31, 2001..........    (0.35)            --          (0.35)
  Year Ended December 31, 2000..........    (0.42)         (0.11)         (0.53)
  Period Ended December 31, 1999 (d)....    (0.05)            --          (0.05)
AZOA FIXED INCOME FUND
  Six Months Ended June 30, 2002*.......    (0.24)         (0.01)         (0.25)
  Year Ended December 31, 2001..........    (0.55)         (0.09)         (0.64)
  Year Ended December 31, 2000..........    (0.61)            --          (0.61)
  Period Ended December 31, 1999 (d)....    (0.08)            --          (0.08)
USAZ MONEY MARKET FUND
  Six Months Ended June 30, 2002*.......       --(h)          --             --(h)
  Year Ended December 31, 2001..........    (0.03)            --          (0.03)
  Period Ended December 31, 2000 (e)....    (0.05)            --          (0.05)

------------

*    Unaudited.
(a)  From commencement of operations on May 1, 2001.
(b)  From commencement of operations on November 5, 2001.
(c)  From commencement of operations on May 1, 2002.
(d)  From commencement of operations on November 9, 1999.
(e)  From commencement of operations on February 1, 2000.
(f)  Not annualized.
(g)  Annualized.
(h)  Amount less than $0.005.

See accompanying notes to the financial statements.
 72

                                                                       RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
                                                                       ------------------------------------------------
                                                                                            NET
                                                                                         INVESTMENT
                                                                            NET        INCOME/(LOSS)
                                                NET ASSET                 ASSETS,          NET OF       EXPENSES BEFORE
                                                 VALUE,       TOTAL    END OF PERIOD      WAIVERS/         WAIVERS/
                                              END OF PERIOD   RETURN     ($000'S)      REIMBURSEMENTS   REIMBURSEMENTS
                                              -------------   ------   -------------   --------------   ---------------
USAZ VAN KAMPEN COMSTOCK FUND
  Six Months Ended June 30, 2002*............    $ 8.34       (10.62)%(f)   $ 43,552        0.83%(g)         1.61%(g)
  Period Ended December 31, 2001 (a).........    $ 9.39        (5.63)%(f)   $ 17,029        1.01%(g)         3.01%(g)
USAZ PIMCO GROWTH & INCOME FUND
  Six Months Ended June 30, 2002*............    $ 9.37        (7.06)%(f)   $  6,854        1.22%(g)         2.56%(g)
  Period Ended December 31, 2001 (b).........    $10.14         1.63%(f)   $  5,165         1.54%(g)         3.70%(g)
USAZ VAN KAMPEN GROWTH & INCOME FUND
  Six Months Ended June 30, 2002*............    $ 9.27        (4.17)%(f)   $ 28,766        0.62%(g)         1.71%(g)
  Period Ended December 31, 2001 (a).........    $ 9.70        (2.41)%(f)   $ 16,401        1.00%(g)         2.71%(g)
USAZ ALLIANCE CAPITAL GROWTH & INCOME FUND
  Six Months Ended June 30, 2002*............    $ 8.92       (14.23)%(f)   $ 10,558        0.83%(g)         2.42%(g)
  Period Ended December 31, 2001 (b).........    $10.45         4.67%(f)   $  8,602         1.06%(g)         3.28%(g)
USAZ AIM BASIC VALUE FUND
  Period Ended June 30, 2002* (e)............    $ 8.94       (10.60)%(f)   $  7,211       (0.09)%(g)        4.29%(g)
USAZ AIM BLUE CHIP FUND
  Period Ended June 30, 2002* (e)............    $ 9.12        (8.80)%(f)   $  5,108       (0.08)%(g)        4.36%(g)
USAZ AIM DENT DEMOGRAPHICS FUND
  Period Ended June 30, 2002* (e)............    $ 8.85       (11.50)%(f)   $  3,339       (0.71)%(g)        4.62%(g)
USAZ AIM INTERNATIONAL EQUITY FUND
  Period Ended June 30, 2002* (e)............    $ 9.75        (2.50)%(f)   $  6,019        0.90%(g)         4.89%(g)
USAZ OPPENHEIMER EMERGING GROWTH FUND
  Period Ended June 30, 2002* (e)............    $ 9.04        (9.60)%(f)   $ 10,094       (0.54)%(g)        2.43%(g)
AZOA DIVERSIFIED ASSETS FUND
  Six Months Ended June 30, 2002*............    $ 9.19        (3.45)%(f)   $ 16,159        3.08%(g)         1.52%(g)
  Year Ended December 31, 2001...............    $ 9.66        (0.43)%   $ 15,625           3.62%            1.86%
  Year Ended December 31, 2000...............    $10.06         3.51%    $ 12,936           4.17%            1.79%
  Period Ended December 31, 1999 (d).........    $10.23         2.81%(f)   $ 10,371         3.56%(g)         3.80%(g)
AZOA FIXED INCOME FUND
  Six Months Ended June 30, 2002*............    $10.33         2.29%(f)   $ 22,031         4.84%(g)         1.29%(g)
  Year Ended December 31, 2001...............    $10.35         7.54%    $ 21,791           5.28%            1.63%
  Year Ended December 31, 2000...............    $10.23        11.71%    $ 12,735           6.17%            1.76%
  Period Ended December 31, 1999 (d).........    $ 9.74        (1.79)%(f)   $  9,908        5.71%(g)         3.77%(g)
USAZ MONEY MARKET FUND
  Six Months Ended June 30, 2002*............    $ 1.00         0.46%(f)   $120,906         0.94%(g)         0.86%(g)
  Year Ended December 31, 2001...............    $ 1.00         3.27%    $104,481           2.53%            1.21%
  Period Ended December 31, 2000 (c).........    $ 1.00         5.21%(f)   $ 22,258         5.62%(g)         1.51%(g)

                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
                                               --------------------------

                                                  EXPENSES
                                                   NET OF       PORTFOLIO
                                                  WAIVERS/      TURNOVER
                                               REIMBURSEMENTS     RATE
                                               --------------   ---------
USAZ VAN KAMPEN COMSTOCK FUND
  Six Months Ended June 30, 2002*............       1.20%(g)      17.60%
  Period Ended December 31, 2001 (a).........       1.20%(g)      32.23%
USAZ PIMCO GROWTH & INCOME FUND
  Six Months Ended June 30, 2002*............       1.10%(g)      23.89%
  Period Ended December 31, 2001 (b).........       1.09%(g)       6.46%
USAZ VAN KAMPEN GROWTH & INCOME FUND
  Six Months Ended June 30, 2002*............       1.10%(g)      28.28%
  Period Ended December 31, 2001 (a).........       1.10%(g)      56.31%
USAZ ALLIANCE CAPITAL GROWTH & INCOME FUND
  Six Months Ended June 30, 2002*............       1.10%(g)      33.09%
  Period Ended December 31, 2001 (b).........       1.09%(g)       8.63%
USAZ AIM BASIC VALUE FUND
  Period Ended June 30, 2002* (e)............       1.10%(g)       7.51%
USAZ AIM BLUE CHIP FUND
  Period Ended June 30, 2002* (e)............       1.15%(g)      21.39%
USAZ AIM DENT DEMOGRAPHICS FUND
  Period Ended June 30, 2002* (e)............       1.20%(g)      26.95%
USAZ AIM INTERNATIONAL EQUITY FUND
  Period Ended June 30, 2002* (e)............       1.25%(g)      46.58%
USAZ OPPENHEIMER EMERGING GROWTH FUND
  Period Ended June 30, 2002* (e)............       1.25%(g)      27.08%
AZOA DIVERSIFIED ASSETS FUND
  Six Months Ended June 30, 2002*............       1.00%(g)     115.09%
  Year Ended December 31, 2001...............       0.99%        136.89%
  Year Ended December 31, 2000...............       1.00%         72.26%
  Period Ended December 31, 1999 (d).........       1.00%(g)      52.17%
AZOA FIXED INCOME FUND
  Six Months Ended June 30, 2002*............       0.75%(g)     142.01%
  Year Ended December 31, 2001...............       0.75%        142.03%
  Year Ended December 31, 2000...............       0.75%        120.64%
  Period Ended December 31, 1999 (d).........       0.75%(g)      55.81%
USAZ MONEY MARKET FUND
  Six Months Ended June 30, 2002*............       0.86%(g)        N/A
  Year Ended December 31, 2001...............       0.90%           N/A
  Period Ended December 31, 2000 (c).........       0.90%(g)        N/A

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USAllianz VIP Funds


The USAllianz VIP Funds are distributed by BISYSFund Services. These funds are not FDIC insured.
                                                             SMANNRPT602  8/02